SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

International Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 96.1%
Australia — 2.2%
Ampol	64,880	$1,401
ANZ Group Holdings Ltd	280,425	5,289
Aristocrat Leisure Ltd	315,178	10,474
Audinate Group *	6,506	69
Bendigo & Adelaide Bank Ltd	175,847	1,349
BHP Group Ltd	51,919	1,480
BlueScope Steel Ltd	884,842	12,073
Challenger Ltd	78,186	366
Champion Iron Ltd	164,258	702
Cochlear Ltd	37,712	8,366
Commonwealth Bank of Australia	7,481	636
Emerald Resources NL *	369,636	871
Gold Road Resources	303,311	346
Goodman Group ‡	107,302	2,490
Harvey Norman Holdings Ltd	300,199	836
Helia Group Ltd	156,150	404
Insurance Australia Group Ltd	81,514	389
Lottery Corp Ltd/The	515,773	1,746
Medibank Pvt	478,104	1,191
National Australia Bank Ltd	28,781	696
Netwealth Group	53,009	785
Neuren Pharmaceuticals *	54,161	769
New Hope	482,852	1,574
NEXTDC *	63,951	753
Northern Star Resources Ltd	110,757	962
Orica Ltd	130,606	1,559
Perseus Mining Ltd	734,714	1,153
Pinnacle Investment Management Group	62,323	590
PointsBet Holdings	73,555	23
Pro Medicus Ltd	56,694	5,424
Qube Holdings	236,957	578
Ramelius Resources	705,400	905
REA Group Ltd	4,054	533
Red 5 *	2,482,925	597
Reece	60,659	1,020
Santos Ltd	164,029	839
Seven Group Holdings Ltd	103,377	2,602
Steadfast Group	176,229	727
Suncorp Group	160,094	1,862
Ventia Services Group Pty	114,670	293
Wesfarmers Ltd	31,657	1,378
Westpac Banking Corp	77,539	1,410
Whitehaven Coal Ltd	1,359,788	6,947
		84,457

Austria — 0.1%
ANDRITZ AG	6,200	384
CA Immobilien Anlagen AG	10,960	364
Erste Group Bank AG	30,226	1,433
EVN	15,769	504
OMV AG	27,595	1,202
Raiffeisen Bank International AG	39,393	685

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,873	$192
Wienerberger AG	15,680	520
		5,284

Belgium — 0.7%
Anheuser-Busch InBev SA/NV	398,559	23,118
Colruyt Group NV	23,523	1,124
KBC Group NV	36,023	2,544
Lotus Bakeries	89	919
		27,705

Bermuda — 0.0%
Conduit Holdings Ltd	958	6

Brazil — 1.1%
Ambev SA	9,464,400	19,459
Banco Bradesco SA ADR	933,815	2,092
Banco do Brasil SA	1,420,200	6,809
MercadoLibre Inc *	4,047	6,651
NU Holdings, Cl A *	495,454	6,386
Petroleo Brasileiro SA ADR	100,591	1,458
Ultrapar Participacoes SA	161,300	628
VTEX, Cl A *	3,584	26
		43,509

Canada — 1.3%
Aecon Group ‡	3,075	38
AGF Management, Cl B	20,400	126
Black Diamond Group Ltd	4,100	24
Canadian Natural Resources Ltd	130,988	4,665
Canadian Pacific Kansas City	240,300	18,920
Centerra Gold, Cl Common Subs. Receipt	27,641	186
Dexterra Group Inc	104	–
Ensign Energy Services Inc *	37,800	63
Exco Technologies Ltd	9,200	53
InPlay Oil, Cl Common Subs. Receipt	18,011	29
Magna International Inc, Cl A	536,768	22,492
Martinrea International Inc	76,735	645
Mullen Group Ltd	24,324	234
Pason Systems Inc	17,325	233
SSR Mining	25,378	115
Thomson Reuters	8,848	1,491
		49,314

China — 2.8%
Agricultural Bank of China Ltd, Cl H	1,471,000	629
Alibaba Group Holding Ltd	3,330,500	30,074
Autohome Inc ADR	1,788	49
China Construction Bank Corp, Cl H	25,451,000	18,809
China Merchants Bank Co Ltd, Cl H	1,560,500	7,086
China Overseas Land & Investment Ltd	7,727,500	13,401
Haier Smart Home Co Ltd, Cl A	5,229,000	17,481
Lenovo Group Ltd	24,000	34
Li Ning Co Ltd	265,500	575
PDD Holdings Inc ADR *	17,907	2,381

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PetroChina Co Ltd, Cl H	6,182,000	$6,255
SITC International Holdings Co Ltd	628,000	1,705
Tencent Holdings Ltd	150,600	7,183
Vipshop Holdings Ltd ADR	80,091	1,043
Yangzijiang Shipbuilding Holdings Ltd	2,294,500	4,165
Yiren Digital Ltd ADR *	10,419	47
		110,917

Czech Republic — 0.0%
Komercni banka AS	7,731	259

Denmark — 3.7%
ALK-Abello A/S *	34,182	752
AP Moller - Maersk A/S, Cl B	3,312	5,762
Danske Bank A/S	599,587	17,880
Demant A/S *	39,558	1,713
DSV A/S	24,740	3,794
Genmab A/S *	14,742	3,697
NKT *	9,408	824
Novo Nordisk, Cl B	641,022	92,641
Novozymes A/S, Cl B	22,834	1,398
Pandora A/S	78,757	11,896
ROCKWOOL A/S, Cl B	9,502	3,859
		144,216

Egypt — 0.0%
Centamin	73,090	112

Finland — 1.3%
Kemira Oyj	23,929	584
Kone Oyj, Cl B	191,376	9,453
Konecranes	10,906	619
Nokia Oyj	6,761,254	25,786
Nokia Oyj ADR	1,221,550	4,618
Nordea Bank Abp	337,525	4,021
Vaisala Oyj, Cl A	564	24
Wartsila OYJ Abp, Cl B	204,396	3,943
		49,048

France — 8.9%
Accor SA	278,561	11,435
Air Liquide SA	141,989	24,543
Alstom SA	938,982	15,800
Amundi SA	349,142	22,545
Assystem	961	55
AXA SA	197,944	6,485
BNP Paribas SA	179,794	11,471
Carrefour SA	335,550	4,747
Cie de Saint-Gobain	180,812	14,073
Cie Generale des Etablissements Michelin SCA	818,037	31,659
Danone SA	357,972	21,899
Dassault Aviation SA	39,312	7,146
Eurazeo SE	31,102	2,479
Hermes International SCA	3,581	8,213
Ipsen SA	62,682	7,692

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Jacquet Metals SACA	2,680	$42
Kering SA	60,038	21,781
L'Oreal SA	11,562	5,081
LVMH Moet Hennessy Louis Vuitton SE	19,673	15,046
Manitou BF	1,396	31
Publicis Groupe SA	185,033	19,708
Rexel SA	1,379,995	35,733
Safran SA	43,544	9,212
SEB SA	227	23
Sodexo SA	157,664	14,194
Sopra Steria Group SACA	537	104
SPIE SA	8,311	301
Stef SA	602	78
Technip Energies NV	32,850	737
Teleperformance	291,057	30,676
Vinci SA	10,992	1,159
Worldline *	190,464	2,066
		346,214

Germany — 8.0%
adidas AG	102,151	24,414
Allianz SE	14,994	4,170
BASF SE	643,728	31,174
Bayer AG	717,197	20,277
Beiersdorf AG	3,789	555
Cewe Stiftung & Co KGAA	1,443	163
Commerzbank AG	118,535	1,802
Continental AG	187,339	10,621
Covestro AG *	301,960	17,735
CTS Eventim AG & Co KGaA	7,033	587
Daimler Truck Holding AG	705,369	28,100
Deutsche Bank AG	558,813	8,929
Deutsche Boerse AG	8,198	1,679
Deutsche Telekom AG	507,183	12,763
Deutz AG	21,725	140
Duerr AG	24,234	514
E.ON SE	271,020	3,560
Evonik Industries AG	625,315	12,767
Fresenius Medical Care AG & Co KGaA	472,936	18,126
HeidelbergCement AG	147,957	15,353
HOCHTIEF AG	10,104	1,150
Infineon Technologies AG	282,003	10,368
KION Group AG	22,815	956
Knorr-Bremse AG	182,737	13,964
Krones AG	4,063	510
LANXESS AG	259,173	6,383
Mercedes-Benz Group AG	169,958	11,762
Merck KGaA	3,227	535
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	15,300	7,658
Nemetschek SE	4,088	402
Rational AG	1,765	1,471
Rheinmetall AG	5,676	2,894
RWE AG	169,045	5,789

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
SAP SE	148,384	$30,140
Siemens Energy AG *	30,372	791
Stroeer & KGaA	405	26
SUESS MicroTec	17,641	1,163
TAG Immobilien AG *	41,411	607
Talanx AG	28,311	2,262
thyssenkrupp AG	213,985	926
Traton	19,528	639
		313,825

Greece — 0.0%
Danaos Corp	3,557	328
National Bank of Greece SA *	46,101	385
		713

Guatemala — 0.0%
Millicom International Cellular SA *	30,357	740

Hong Kong — 1.3%
Cafe de Coral Holdings Ltd	1,364	1
Chaoda Modern Agriculture Holdings Ltd *	2,440,000	9
CK Infrastructure Holdings	275,500	1,556
CLP Holdings Ltd	154,500	1,249
Futu Holdings ADR *	13,334	875
Galaxy Entertainment Group Ltd	3,969,000	18,505
Hang Seng Bank Ltd	147,000	1,890
Hong Kong Exchanges & Clearing Ltd	16,500	529
Johnson Electric Holdings Ltd	66,877	101
Link REIT ‡	589,300	2,291
Man Wah Holdings	725,200	498
MGM China Holdings Ltd	735,600	1,146
Power Assets Holdings Ltd	385,000	2,083
Prudential PLC	1,546,820	14,047
Swire Pacific Ltd, Cl A	76,000	672
Techtronic Industries Co Ltd	112,500	1,285
WH Group Ltd	401,500	264
Wynn Macau Ltd	1,130,000	926
Yue Yuen Industrial Holdings	409,500	792
		48,719

Hungary — 0.2%
Magyar Telekom Telecommunications PLC	9,209	26
MOL Hungarian Oil & Gas PLC	49,088	384
OTP Bank Nyrt	155,564	7,736
		8,146

India — 0.6%
Bharat Petroleum Corp Ltd	664,084	2,421
Chennai Petroleum	52,681	621
Coal India Ltd	824,343	4,677
Hindustan Aeronautics	40,216	2,539
Hindustan Petroleum Corp Ltd	420,404	1,674
ICICI Bank Ltd ADR	237,029	6,829
Indian Oil Corp Ltd	1,279,297	2,541
Manappuram Finance Ltd	110,408	275
Oil India Ltd	41,942	364

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PTC India Financial Services	118,431	$63
		22,004

Indonesia — 0.1%
Bank Rakyat Indonesia Persero Tbk PT	9,365,500	2,631
Delta Dunia Makmur Tbk PT	4,942,800	173
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	885,085	44
		2,848

Ireland — 0.6%
AerCap Holdings NV	6,154	574
Bank of Ireland Group PLC	2,288,917	23,962
Cairn Homes PLC	25,663	44
		24,580

Israel — 1.0%
Camtek	34,196	4,283
Check Point Software Technologies Ltd *	89,269	14,730
Elbit Systems Ltd	2,558	446
Enlight Renewable Energy *	17,057	270
Isracard Ltd	–	–
Melisron	4,090	270
Nice Ltd ADR *	22,078	3,797
Plus500 Ltd	73,919	2,117
Teva Pharmaceutical Industries Ltd ADR *	130,167	2,115
Wix.com Ltd *	65,656	10,444
		38,472

Italy — 3.2%
A2A SpA	1,316,684	2,624
ACEA	11,170	181
Azimut Holding SpA	–	–
Banca IFIS SpA	10,134	211
Banca Mediolanum SpA	165,743	1,831
Banca Monte dei Paschi di Siena	191,826	902
Banca Popolare di Sondrio SPA	144,215	1,032
BPER Banca	878,664	4,446
Brunello Cucinelli SpA	18,191	1,823
Buzzi SpA	66,359	2,673
Coca-Cola HBC AG	7,250	247
Danieli & C Officine Meccaniche SpA	4,232	121
Enel SpA	5,372,283	37,391
Ferrari NV	30,907	12,611
Intesa Sanpaolo SpA	1,972,129	7,336
Leonardo SpA	599,438	13,928
Maire Tecnimont SpA	118,757	985
Recordati Industria Chimica e Farmaceutica SpA	10,036	524
Ryanair Holdings PLC ADR	35,633	4,149
UniCredit SpA	759,746	28,178
Unipol Gruppo SpA	293,999	2,924
		124,117

Japan — 15.7%
77 Bank Ltd/The	61,864	1,721

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
A&D HOLON Holdings Co Ltd	13,000	$239
Advance Residence Investment ‡	436	888
Aisan Industry Co Ltd	29,600	258
AIT	2,300	26
Akita Bank	1,800	30
Alpha Systems	1,400	26
Amano	22,300	576
Anest Iwata Corp	4,800	49
AOKI Holdings Inc	14,500	121
Asahi Group Holdings Ltd	102,100	3,602
Asia Pile Holdings Corp	6,900	42
Ateam Inc	5,700	26
Avant Group Corp	2,800	24
Axial Retailing Inc	19,600	125
Bank of Iwate Ltd/The	7,300	130
Bank of Saga Ltd/The	2,900	49
BIPROGY Inc	163,400	4,528
Bridgestone Corp	164,900	6,481
Brother Industries Ltd	59,900	1,054
Business Brain Showa-Ota Inc	2,600	36
Business Engineering Corp	1,200	28
Canon Marketing Japan Inc	82,700	2,300
Capcom Co Ltd	150,400	2,836
Carlit Holdings Co Ltd	5,800	52
Central Japan Railway Co	117,400	2,535
Central Security Patrols	1,500	29
Chiba Kogyo Bank Ltd/The	6,100	39
Chino Corp	1,800	29
Chugai Pharmaceutical Co Ltd	191,300	6,798
Chugoku Marine Paints	20,500	259
COLOPL Inc	9,800	40
Copro-Holdings	3,400	35
Cosmo Energy Holdings Co Ltd	18,100	911
CTS	5,500	28
Dai-Ichi Cutter Kogyo	3,200	32
Dai-ichi Life Holdings Inc	240,700	6,431
Daiichi Sankyo Co Ltd	124,700	4,282
Dainichiseika Color & Chemicals Manufacturing Co Ltd	3,200	68
Daitron Co Ltd	1,400	25
Daiwa Securities Group Inc	847,700	6,466
Densan System Holdings	1,500	25
Denso Corp	153,600	2,385
Digital Arts Inc	3,600	101
East Japan Railway Co	135,300	2,241
Eiken Chemical Co Ltd	12,500	174
Elecom Co Ltd	5,800	59
en Japan Inc	74,500	1,212
ENEOS Holdings Inc	181,300	932
Entrust	5,500	29
ERI Holdings	4,300	65
FANUC Corp	454,700	12,463
Fast Retailing Co Ltd	20,000	5,043

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Food & Life	24,500	$397
Forum Engineering Inc	8,600	48
Foster Electric	6,500	73
Fuji Corp/Aichi	12,100	192
Fuji Oil	40,400	129
Fujimori Kogyo	1,000	26
Fujitsu Ltd	1,109,900	17,367
Fukuoka Financial Group Inc	323,700	8,653
Futaba Industrial Co Ltd	11,300	62
Future	2,500	24
Gakken Holdings Co Ltd	6,700	44
Gecoss	4,100	26
Glory Ltd	18,000	314
Goldwin Inc	6,400	351
GungHo Online Entertainment Inc	45,900	774
Gunze Ltd	1,900	68
Hanwa	21,100	808
Heiwa Corp	31,600	407
Hikari Tsushin Inc	500	93
Hirose Electric Co Ltd	23,900	2,640
Hisamitsu Pharmaceutical Co Inc	6,900	159
Hitachi Ltd	230,500	5,160
Hito Communications Holdings Inc	5,800	34
Hodogaya Chemical Co Ltd	700	24
Hokkaido Electric Power	100,300	744
Hokkaido Gas	1,600	34
Horiba Ltd	5,200	420
Idemitsu Kosan Co Ltd	380,000	2,460
Iida Group Holdings Co Ltd	240,900	3,171
I'll	3,600	55
INFRONEER Holdings	93,100	755
Inpex Corp	325,300	4,787
Invincible Investment Corp ‡	4,548	1,843
I-PEX Inc	19,400	254
Isuzu Motors Ltd	464,600	6,155
ITOCHU Corp	221,200	10,800
Iwaki Co Ltd	3,800	68
JAC Recruitment Co Ltd	35,200	144
Japan Exchange Group Inc	89,800	2,095
Japan Lifeline Co Ltd	19,200	135
Japan Medical Dynamic Marketing	26,400	112
Japan Post Bank Co Ltd	111,000	1,049
Japan Post Holdings Co Ltd	676,900	6,712
Japan Post Insurance Co Ltd	335,100	6,502
Japan Transcity	4,500	30
JCU Corp	3,900	97
Jeol Ltd	2,600	117
JK Holdings	3,700	24
J-Stream Inc	2,900	7
Justsystems Corp	7,200	135
JVCKenwood Corp	26,100	151
Kakaku.com Inc	5,900	77
Kanaden	3,100	33

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Kansai Paint Co Ltd	167,900	$2,703
Kao Corp	318,700	12,926
Kato Works	3,500	29
KAWADA TECHNOLOGIES Inc	3,000	52
KDDI Corp	164,600	4,353
KDX Realty Investment ‡	1	1
Keio Corp	47,700	1,107
Keisei Electric Railway Co Ltd	30,700	988
Kenko Mayonnaise Co Ltd	12,200	153
Kewpie	67,600	1,344
Kimura Unity Co Ltd	6,200	67
Kirin Holdings Co Ltd	39,200	505
Kobe Bussan Co Ltd	38,000	847
Koike Sanso Kogyo	1,300	50
Kokuyo Co Ltd	147,100	2,466
Komatsu Ltd	822,200	23,875
Komori Corp	12,000	101
Konica Minolta Inc	322,200	892
Konoike Transport Co Ltd	2,500	37
Kubota Corp	157,500	2,203
Kuraray Co Ltd	113,500	1,305
Kusuri no Aoki Holdings	31,200	590
Kyoritsu Maintenance Co Ltd	70,800	1,320
Kyoto Financial Group	56,700	1,006
Kyushu Leasing Service	4,500	30
Makita Corp	439,100	11,934
Maruzen Showa Unyu Co Ltd	3,400	116
Matching Service Japan	7,000	46
Maxell Ltd	4,500	50
Mazda Motor Corp	710,100	6,869
MCJ Co Ltd	4,200	39
Medical System Network Co Ltd, Cl A	12,800	47
Megachips Corp	7,900	200
Megmilk Snow Brand Co Ltd	23,400	378
Meidensha Corp	1,500	34
Meiji Electric Industries	2,300	26
MEITEC Group Holdings	6,700	136
Micronics Japan Co Ltd	9,800	408
MINEBEA MITSUMI Inc	885,700	18,142
Mitsubishi Electric Corp	218,500	3,488
Mitsubishi Shokuhin Co Ltd	17,900	608
Mitsubishi UFJ Financial Group Inc	153,600	1,651
Mitsui & Co Ltd	91,400	2,074
Mitsui OSK Lines Ltd	64,700	1,938
MIXI Inc	70,200	1,322
Mizuho Financial Group Inc	207,400	4,330
Mizuno Corp	48,400	2,383
Morinaga Milk Industry Co Ltd	41,200	863
Moriroku Holdings	4,800	85
Morita Holdings Corp	2,100	24
Morito Co Ltd	4,300	40
Mory Industries	700	23
MS&AD Insurance Group Holdings Inc	830,800	18,464

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Murata Manufacturing Co Ltd	531,500	$10,976
Nagoya Railroad Co Ltd	69,700	760
Naigai Trans Line Ltd	5,300	94
NEC Corp	109,000	8,975
NEOJAPAN Inc	5,700	60
NET One Systems Co Ltd	17,600	323
NGK Insulators Ltd	140,300	1,797
Nicca Chemical	3,600	24
Nichiban	2,000	24
Nichirei Corp	60,200	1,325
Nifco Inc/Japan	35,100	837
Nihon Chouzai Co Ltd	19,900	185
Nihon Denkei Co Ltd	4,400	55
Nihon Flush	4,100	24
Nihon Trim Co Ltd	5,200	112
Nippon Concept Corp	4,100	45
Nippon Shinyaku Co Ltd	33,700	682
Nippon Telegraph & Telephone Corp	2,280,000	2,152
Nippon Thompson Co Ltd	13,600	54
Nippon Yusen KK	110,600	3,219
Nissan Motor Co Ltd	1,049,800	3,563
Nissei ASB Machine Co Ltd	1,100	38
Nisshinbo Holdings Inc	38,900	260
Nissin Corp	2,200	65
Nissin Foods Holdings Co Ltd	76,500	1,941
Nisso Holdings	3,900	21
Nissui Corp	242,100	1,299
Nitto Kohki Co Ltd	2,200	33
Nittoc Construction Co Ltd	10,000	70
NS United Kaiun Kaisha Ltd	4,300	135
Obara Group Inc	2,700	70
OBIC Business Consultants Co Ltd	29,200	1,221
Obic Co Ltd	28,800	3,713
Okabe Co Ltd	8,200	40
Okamoto Industries	300	9
Okuwa Co Ltd	61,100	349
Olympus Corp	906,300	14,612
Onward Holdings Co Ltd	34,300	133
Optim Corp *	7,100	31
Optorun Co Ltd	31,300	393
Oracle Corp Japan	27,000	1,863
Orix JREIT Inc ‡	305	302
Oro Co Ltd	2,100	34
Otsuka Corp	138,800	2,667
Pan Pacific International Holdings Corp	144,100	3,372
Paramount Bed Holdings	1,400	24
Persol Holdings Co Ltd	1,364,300	1,889
Pickles Holdings Co Ltd	4,400	33
PR Times *	6,000	71
Pronexus Inc	3,300	27
Proto Corp	4,400	40
QB Net Holdings Co Ltd	2,400	17
Qol Holdings Co Ltd	8,900	83

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Recruit Holdings Co Ltd	303,800	$16,255
Renesas Electronics Corp	702,000	13,131
Resona Holdings Inc	2,936,400	19,432
Ricoh Co Ltd	168,900	1,444
Ride On Express Holdings Co Ltd	6,000	39
Riken Technos Corp	7,100	47
Riken Vitamin Co Ltd	6,300	108
Riso Kagaku Corp	2,300	49
Rix	700	13
Ryohin Keikaku Co Ltd	25,300	421
Sakai Chemical Industry Co Ltd	1,800	34
Sakai Heavy Industries Ltd	1,000	37
Sakai Moving Service Co Ltd	3,300	52
Sakata INX	8,000	90
Sangetsu Corp	8,600	159
Sanko Gosei	5,600	25
Sankyo Co Ltd	797,400	8,655
Santen Pharmaceutical Co Ltd	310,300	3,171
Sanwa Holdings Corp	252,000	4,608
Sanyo Shokai Ltd	13,700	204
Sapporo Holdings	18,300	642
Sato Holdings Corp	7,000	94
Sawai Group Holdings	1,600	65
SCREEN Holdings Co Ltd	41,700	3,759
SCSK Corp	109,300	2,183
Seiko Epson Corp	83,800	1,302
Sekisui House Ltd	111,400	2,467
Sekisui Kasei	8,300	24
SERAKU Co Ltd	3,000	23
Seven & i Holdings Co Ltd	952,100	11,601
Shibuya Corp	5,500	122
Shimamura Co Ltd	26,800	1,219
Shimano Inc	10,400	1,606
Shimojima Co Ltd	3,100	26
Shindengen Electric Manufacturing Co Ltd	10,600	195
Shin-Etsu Polymer	3,900	37
Shinko Electric Industries	45,400	1,592
Shinnihonseiyaku Co Ltd	2,300	25
Shofu Inc	6,300	183
Sinfonia Technology Co Ltd	2,200	47
Sinko Industries Ltd	1,700	44
SKY Perfect JSAT Holdings	33,100	179
SMK Corp	1,300	21
SMS Co Ltd	13,900	176
Solasto	1,500	4
Soliton Systems KK	5,500	42
Sompo Holdings Inc	89,900	1,920
Sony Group Corp	23,800	2,018
Star Micronics	3,900	51
Step Co Ltd	1,900	23
Subaru Corp	139,000	2,947
Sumitomo Electric Industries	48,600	756
Sumitomo Metal Mining Co Ltd	130,100	3,945

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Sumitomo Mitsui Financial Group Inc	121,900	$8,127
Sumitomo Pharma Co Ltd *	15,700	40
Sumitomo Rubber Industries Ltd	18,700	186
Sun* *	8,300	44
Suntory Beverage & Food Ltd	459,700	16,309
Suzuken Co Ltd/Aichi Japan	45,100	1,371
System Research	2,800	29
T&D Holdings Inc	412,700	7,205
Taihei Dengyo Kaisha Ltd	800	27
Taiho Kogyo Co Ltd, Cl A	1,200	6
Takara & Co Ltd	2,600	51
Takashimaya Co Ltd	145,800	2,454
Takeda Pharmaceutical Co Ltd	626,100	16,238
Takeuchi Manufacturing	16,600	581
TDK Corp	450,700	27,640
TechMatrix Corp	8,200	102
Temairazu Inc	6,600	135
Terumo Corp	126,300	2,083
TIS Inc	67,000	1,299
Tocalo Co Ltd	2,600	33
Tochigi Bank Ltd/The	16,400	38
Tokio Marine Holdings Inc	84,100	3,140
Tokyo Electron Ltd	16,500	3,580
Tokyo Seimitsu Co Ltd	35,600	2,721
Tokyu Fudosan Holdings Corp	414,000	2,763
Toli	15,900	39
Tonami Holdings Co Ltd	800	32
TOPPAN Holdings	18,700	515
Toray Industries Inc	3,423,500	16,207
Toshiba TEC Corp	6,100	130
TOTO Ltd	38,500	909
Toyo Engineering Corp	26,300	143
Toyo Kanetsu	5,900	144
Toyo Suisan Kaisha Ltd	47,800	2,833
Toyo Tire	36,000	575
Toyota Motor Corp	381,000	7,792
Trend Micro Inc/Japan	67,700	2,749
Trusco Nakayama Corp	12,500	191
Tsubakimoto Chain Co	19,800	767
Tsubakimoto Kogyo	2,100	29
Tsukada Global Holdings Inc	4,800	15
TYK Corp/Tokyo	11,000	30
Ube Industries Ltd	55,200	972
USS Co Ltd	59,600	501
V Technology Co Ltd	1,500	28
Valor Holdings Co Ltd	5,500	84
ValueCommerce Co Ltd	25,300	185
Vital KSK Holdings	5,500	47
Warabeya Nichiyo Holdings Co Ltd	11,900	169
Waseda Academy Co Ltd	3,100	31
WingArc1st Inc	20,200	341
Yamaha Motor Co Ltd	301,600	2,792
Yamaichi Electronics Co Ltd	6,300	130

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Yamazaki Baking Co Ltd	28,600	$587
Yamazen Corp	5,200	46
Yokowo Co Ltd	7,900	103
Yorozu Corp	5,500	39
Yossix Holdings Co Ltd	6,600	122
Zenrin	5,500	32
Zensho Holdings	11,700	447
ZIGExN Co Ltd	12,900	48
Zuken Inc	5,000	131
		613,080

Jordan — 0.0%
Hikma Pharmaceuticals PLC	3,694	88

Luxembourg — 0.5%
ArcelorMittal SA	840,542	19,251
Birkenstock Holding *	32,658	1,777
		21,028

Malaysia — 0.0%
Fraser & Neave Holdings Bhd	6,900	46
YTL Power International	152,500	156
		202

Mexico — 0.0%
Grupo Herdez SAB de CV	27,929	81

Monaco — 0.0%
Costamare	26,773	440
Safe Bulkers	26,368	153
		593

Netherlands — 5.7%
ABN AMRO Bank NV GDR	203,598	3,349
Adyen NV *	5,071	6,050
Akzo Nobel NV	202,682	12,334
Arcadis NV	22,870	1,450
ASM International NV	16,671	12,718
ASML Holding NV, Cl G	32,623	33,365
Fugro	44,138	1,067
Heineken NV	29,935	2,897
ING Groep NV	2,275,146	38,922
Koninklijke Ahold Delhaize NV	792,665	23,439
Koninklijke BAM Groep	125,175	526
Koninklijke KPN NV	1,116,589	4,284
Koninklijke Philips NV *	920,079	23,262
Koninklijke Vopak NV	28,238	1,173
NN Group NV	102,126	4,756
Pluxee *	168,150	4,721
Randstad NV	562,860	25,535
Wolters Kluwer NV	143,090	23,740
		223,588

New Zealand — 0.0%
Meridian Energy Ltd	164,205	629
Xero *	9,534	869
		1,498

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Norway — 0.6%
Bouvet ASA	9,949	$59
Equinor ASA	653,591	18,658
Hoegh Autoliners ASA	15,224	180
Kongsberg Gruppen ASA	32,508	2,656
Stolt-Nielsen Ltd	1,480	70
Telenor ASA	57,648	659
Wallenius Wilhelmsen ASA, Cl B	12,734	130
		22,412

Poland — 0.1%
Bank Polska Kasa Opieki SA	135,002	5,642
Dom Development	886	38
		5,680

Portugal — 0.1%
Galp Energia SGPS SA, Cl B	169,280	3,578

Qatar — 0.0%
Ooredoo QPSC	171,417	481

Saudi Arabia — 0.0%
Arab National Bank	12,012	65
Etihad Etisalat Co	9,831	140
Saudi Electricity Co	159,548	699
		904

Singapore — 0.6%
DBS Group Holdings Ltd	203,190	5,366
Genting Singapore Ltd	151,300	97
Grab Holdings, Cl A *	236,740	840
Hafnia	12,002	101
IGG Inc *	460,000	177
Oversea-Chinese Banking Corp Ltd	74,200	790
Sea Ltd ADR *	107,217	7,658
Sembcorp Industries	86,800	308
Singapore Airlines Ltd	187,100	953
Singapore Exchange Ltd	52,500	367
United Overseas Bank Ltd	248,700	5,749
UOL Group Ltd	291,600	1,119
		23,525

South Africa — 0.0%
DataTec Ltd	82,591	170

South Korea — 1.1%
BNK Financial Group Inc	604,863	3,722
Coupang, Cl A *	270,123	5,659
Samsung Electronics Co Ltd	405,564	24,013
SaraminHR Co Ltd	1,991	26
Shinhan Financial Group Co Ltd	199,854	6,991
SK Hynix Inc	18,167	3,121
		43,532

Spain — 3.1%
ACS Actividades de Construccion y Servicios SA	41,348	1,785
Aena SME SA	53,448	10,769

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Amadeus IT Group SA, Cl A	347,782	$23,162
Banco Bilbao Vizcaya Argentaria SA	901,970	9,041
Banco Santander SA	1,192,222	5,533
CaixaBank SA	7,075,484	37,484
Cia de Distribucion Integral Logista Holdings SA	2,009	57
Iberdrola SA	479,064	6,220
Industria de Diseno Textil SA	547,370	27,197
Unicaja Banco SA	416,943	569
		121,817

Sweden — 2.4%
AAK	49,120	1,441
Alfa Laval AB	23,441	1,027
Atlas Copco AB, Cl A	821,336	15,449
Betsson, Cl B	44,087	516
Camurus *	12,609	714
Essity AB, Cl B	298,362	7,646
Fastighets Balder, Cl B *	271,273	1,860
H & M Hennes & Mauritz AB, Cl B	429,271	6,796
Hemnet Group	18,620	563
Munters Group	38,765	731
Mycronic	18,985	733
Saab, Cl B	28,812	694
Sagax, Cl B	21,215	543
Securitas AB, Cl B	1,815,341	18,033
Skandinaviska Enskilda Banken, Cl A	386,361	5,710
Skanska AB, Cl B	40,980	738
SKF AB, Cl B	174,568	3,508
Volvo AB, Cl B	1,057,551	27,072
		93,774

Switzerland — 4.9%
ABB Ltd	654,370	36,352
Accelleron Industries	30,890	1,210
Alcon Inc	68,926	6,153
BKW	8,230	1,312
dormakaba Holding AG	2,385	1,224
DSM-Firmenich	4,561	516
Givaudan SA	3,494	16,564
Julius Baer Group Ltd	464,329	25,940
Logitech International SA	223,356	21,605
Novartis AG	178,058	19,056
On Holding, Cl A *	24,962	969
Schindler Holding AG	41,058	10,317
Swatch Group AG/The	25,466	5,216
Swiss Prime Site AG	8,354	792
Swissquote Group Holding SA	3,062	966
UBS Group AG	1,421,617	41,845
		190,037

Taiwan — 2.3%
ASE Technology Holding ADR	559,644	6,391
Asustek Computer Inc	168,000	2,579
Compal Electronics Inc	311,000	333

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Evergreen Marine Corp Taiwan Ltd	924,000	$5,497
Global Lighting Technologies Inc	13,000	26
Hon Hai Precision Industry Co Ltd	3,177,000	20,957
MediaTek Inc	272,000	11,738
Nova Technology	5,000	30
Novatek Microelectronics Corp	446,000	8,331
Realtek Semiconductor Corp	79,000	1,329
Silicon Motion Technology Corp ADR	47,747	3,867
Taiwan Semiconductor Manufacturing Co Ltd	603,000	17,955
Taiwan Semiconductor Manufacturing Co Ltd ADR	57,319	9,963
Yang Ming Marine Transport Corp	591,000	1,359
		90,355

Thailand — 0.1%
Bangchak Corp PCL NVDR	504,200	515
Bangkok Bank PCL NVDR	94,100	335
Lanna Resources PCL NVDR	132,100	50
Mermaid Maritime *	420,400	60
PTT Exploration & Production PCL NVDR	524,700	2,173
		3,133

Ukraine — 0.0%
Ferrexpo PLC *	383,928	218

Unided States — 0.2%
Shell PLC	168,411	6,033

United Arab Emirates — 0.0%
Emaar Development PJSC	55,327	120
Emirates NBD Bank PJSC	142,214	639
		759

United Kingdom — 11.8%
3i Group PLC	248,398	9,627
4imprint Group PLC	596	44
AG Barr PLC	10,962	83
AJ Bell PLC	26,807	129
AstraZeneca PLC	134,546	21,015
BAE Systems PLC	510,792	8,523
Balfour Beatty PLC	3,539	16
Barclays PLC	12,969,391	34,248
Barclays PLC ADR	479,840	5,139
Berkeley Group Holdings PLC	50,873	2,950
Breedon Group	7,305	36
British American Tobacco PLC	266,750	8,194
Centrica PLC	7,030,009	11,988
Coca-Cola Europacific Partners PLC	17,860	1,301
Compass Group PLC	290,452	7,931
Computacenter PLC	34,397	1,249
Diageo PLC	1,002,247	31,540
Global Ship Lease, Cl A	21,061	606
Greggs PLC	67,788	2,375
HSBC Holdings	438,800	3,839
HSBC Holdings PLC	3,236,869	27,983

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

International Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
International Consolidated Airlines Group SA *	1,611,633	$3,305
Intertek Group PLC	205,573	12,458
Investec PLC	1,092,618	7,918
J Sainsbury PLC	5,539,123	17,855
Just Group PLC	105,970	141
Kingfisher PLC	1,310,088	4,120
Legal & General Group PLC	1,776,578	5,098
Man Group PLC/Jersey	834,115	2,554
NatWest Group PLC	7,437,346	29,314
Ninety One PLC	348,352	736
Pagegroup PLC	196,854	1,059
Polar Capital Holdings PLC	163	1
Reckitt Benckiser Group PLC	796,110	43,092
RELX PLC	164,795	7,586
Rolls-Royce Holdings PLC *	4,475,550	25,844
Sage Group PLC/The	393,543	5,415
Segro PLC ‡	341,862	3,882
Smith & Nephew PLC	1,384,936	17,167
Speedy Hire PLC	81,426	35
Standard Chartered PLC	2,319,723	20,996
Tesco PLC	7,436,276	28,765
Travis Perkins PLC	1,365,989	13,279
Unilever PLC	416,347	22,868
Vodafone Group PLC	3,892,519	3,433
WH Smith PLC	350,839	5,020
		460,757

United States — 9.8%
Accenture PLC, Cl A	21,333	6,473
Aon PLC, Cl A	18,812	5,523
Arch Capital Group Ltd *	74,326	7,499
Atlassian Corp Ltd, Cl A *	40,293	7,127
BP PLC	2,887,660	17,346
BP PLC ADR	87,239	3,149
CyberArk Software *	8,522	2,330
DHT Holdings	7,400	86
EPAM Systems Inc *	12,211	2,297
Experian PLC	366,592	17,081
Ferguson PLC	35,502	6,837
GSK PLC	529,522	10,238
GSK PLC ADR	108,538	4,179
Holcim AG	134,344	11,904
ICON PLC *	35,111	11,006
James Hardie Industries PLC *	325,622	10,286
Linde PLC	11,374	4,991
Medtronic PLC	162,014	12,752
Monday.com Ltd *	45,822	11,032
Navigator Holdings	2,091	37
Nestle SA	167,417	17,088
Newmont	9,650	409
RHI Magnesita NV	760	33
Roche Holding AG	349,479	97,034
Sanofi	402,607	38,809

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Schneider Electric SE	22,188	$5,334
Shell PLC	1,191,167	42,889
Spotify Technology *	60,844	19,092
STERIS PLC	24,863	5,458
Waste Connections Inc	33,527	5,879
		384,198

Total Common Stock
(Cost $3,221,227) ($ Thousands)		3,756,726

PREFERRED STOCK — 0.6%
Brazil — 0.1%
Petroleo Brasileiro SA (A)	190,600	1,306

Germany — 0.5%
Henkel AG & Co KGaA (A)	227,304	20,274
Schaeffler AG (A)	89,658	516
		20,790

Total Preferred Stock
(Cost $21,087) ($ Thousands)		22,096

EXCHANGE TRADED FUND — 0.1%
United States — 0.1%
iShares Core MSCI EAFE ETF	35,630	2,588

Total Exchange Traded Fund
(Cost $2,602) ($ Thousands)		2,588

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Institutional Class
5.064%**†	40,664,071	40,664
Total Cash Equivalent
(Cost $40,664) ($ Thousands)		40,664
Total Investments in Securities — 97.8%
(Cost $3,285,580) ($ Thousands)		$3,822,074

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

International Equity Fund (Continued)

A list of the open futures contracts held by the Fund at June 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Euro STOXX 50	264	Sep-2024	$13,921	$13,938	$16
FTSE 100 Index	80	Sep-2024	8,311	8,305	20
Hang Seng Index	8	Jul-2024	911	903	(8)
SPI 200 Index	40	Sep-2024	5,132	5,190	29
TOPIX Index	68	Sep-2024	12,057	11,881	83
			$40,332	$40,217	$140

A list of the open OTC Swap agreement held by the Fund at June 30, 2024, is as follows:

Total Return Swap
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	Custom Basket of International Equity Securities	Federal Funds Effective Rate (Daily) + custom spread	Asset Returns	Annually	12/31/2049	USD	9,198	$352	$–	$352
								$352	$–	$352

The following table represents the top 50 individual stock exposures comprising the Custom Basket Total Return Swap as of June 30, 2024:

United States Custom Basket of Long Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

106,237	CRH PLC	$8,231	$(329)	89.5%
14,648	L OREAL	7,015	(591)	76.3
298,000	HITACHI LTD	6,315	344	68.7
163,130	UNICREDITO SPA	5,796	243	63.0
133,502	SHELL PLC	4,656	120	50.6
1,158,885	TESCO PLC	4,512	(37)	49.1
1,776	HERMES INTL	4,045	31	44.0
87,886	RELX PLC	3,976	59	43.2
21,940	ASTRAZENECA PLC	3,454	(33)	37.6
166,584	GSK PLC	3,380	(166)	36.7
101,553	HALMA PLC	3,370	97	36.6
540,834	ROLLS-ROYCE HOLDINGS PLC	3,166	(49)	34.4
97,854	ASSOCIATED BRITISH FOODS PLC	3,091	(37)	33.6
51,865	UNILEVER PLC	2,916	(73)	31.7
39,177	BERKELEY GROUP HOLDINGS/THE	2,499	(215)	27.2
641,760	NATWEST GROUP PLC	2,506	18	27.2
23,737	INTERCONTINENTAL HOTELS GROU	2,449	45	26.6
21,019	NEXT PLC	2,409	(13)	26.2
95,000	IMPERIAL BRANDS PLC	2,401	24	26.1
25,007	EURONEXT NV	2,379	(64)	25.9
68,764	COCA-COLA HBC AG-DI	2,344	(3)	25.5
82,669	BUREAU VERITAS	2,339	(49)	25.4
90,471	ANTOFAGASTA PLC	2,332	76	25.4
58,723	3I GROUP PLC	2,272	25	24.7
383,540	GLENCORE PLC	2,181	2	23.7
560,197	MARKS & SPENCER GROUP PLC	2,102	(77)	22.9
30,982	TOTALENERGIES SE	2,059	30	22.4
192,426	VIVENDI	1,963	45	21.3
25,439	UNIBAIL-RODAMCO-WESTFIELD	1,924	77	20.9
741,061	BARCLAYS PLC	1,926	28	20.9
14,510	GTT	1,854	72	20.2
17,014	PUBLICIS	1,803	6	19.6

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

International Equity Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

160,755	NATIONAL GRID PLC	$1,785	$5	19.4%
122,359	ENGIE SA	1,760	(14)	19.1
110,634	VISTRY GROUP PLC	1,706	(55)	18.5
18,472	KINGSPAN GROUP	1,605	(34)	17.4
30,131	DIPLOMA PLC	1,579	(2)	17.2
773,015	TRITAX BIG BOX REIT PLC	1,502	11	16.3
52,673	KLEPIERRE	1,445	(38)	15.7
35,855	ACCOR SA	1,433	36	15.6
213,095	BABCOCK INTL GROUP PLC	1,425	(22)	15.5
785,878	CENTRICA PLC	1,357	(18)	14.8
26,615	COVIVIO	1,276	(13)	13.9
87,175	MEDIOBANCA	1,272	4	13.8
1,296,622	ITV PLC	1,252	65	13.6
72,388	BAE SYSTEMS PLC	1,224	(17)	13.3
676,162	BT GROUP PLC	1,189	9	12.9
17,436	AMUNDI SA	1,140	(16)	12.4
97,144	UNITE GROUP PLC/THE	1,112	(25)	12.1
174,693	AVIVA PLC	1,042	8	11.3
335,376	CONVATEC PLC	1,039	(82)	11.3
138,861	DARKTRACE PLC	1,010	-	11.0
9,299	VINCI SA	980	9	10.7
435,669	INTL CONSOLIDATED AIRLINE-DI	912	(20)	9.9
113,580	YELLOW CAKE PLC	858	(24)	9.3
5,273	ARM HOLDINGS PLC	845	16	9.2
17,804	EXPERIAN PLC	833	2	9.1
116,692	ST JAMES'S PLACE PLC	815	(10)	8.9
12,076	BNP PARIBAS	765	4	8.3
6,869	NEXANS	759	(3)	8.3
54,004	CREDIT AGRICOLE	752	(16)	8.2
109,906	FRESNILLO PLC	757	23	8.2
37,131	CONSTELLIUM SE	745	(46)	8.1
5,484	IPSEN	708	(36)	7.7
7,528	EIFFAGE	697	(6)	7.6
35,588	MONDI PLC	659	23	7.2
23,461	PLUS500 LTD	659	12	7.2
449,908	CENTAMIN PLC	646	40	7.0
2,946	SAFRAN SA	631	(9)	6.9
2,002	ICON PLC	633	(7)	6.9
5,186	ADP PROMESSES	624	6	6.8
420,062	QUILTER PLC	626	10	6.8
16,574	SPIE SA - W/I	579	20	6.3
17,637	BELLWAY PLC	572	(7)	6.2
131,284	ASCENTIAL	559	8	6.1
217,105	TP ICAP GROUP PLC	560	(13)	6.1
220,635	LONDONMETRIC PROPERTY PLC	541	(3)	5.9
6,802	COMPAGNIE DE SAINT GOBAIN	534	(6)	5.8
11,715	SMURFIT KAPPA	530	(9)	5.8
18,346	INTERMEDIATE CAPITAL GROUP	511	(5)	5.6
218,901	INTERNATIONAL WORKPLACE GROUP	482	(5)	5.2

United States Custom Basket of Short Securities

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(342,700)	KYOCERA CORP	$(3,933)	$(5)	(42.8)%
(117,200)	AGC INC	(3,864)	77	(42.0)
(316,546)	SV. HANDELSBANKEN A	(3,004)	(8)	(32.7)
(102,969)	YARA INTERNAT	(2,885)	157	(31.4)
(235,770)	BURBERRY GROUP PLC	(2,861)	(85)	(31.1)
(76,600)	SUNTORY BEVERAGE FOOD LTD	(2,758)	45	(30.0)

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

International Equity Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(176,000)	FUJITSU LTD	$(2,650)	$(100)	(28.8)%
(109,500)	YAMAHA CORP	(2,554)	(5)	(27.8)
(286,100)	RICOH CO LTD	(2,461)	19	(26.8)
(23,000)	NITORI HOLDINGS CO LTD	(2,442)	17	(26.5)
(584,600)	OJI HOLDINGS CORP	(2,263)	(40)	(24.6)
(119,936)	SIG GROUP AG	(2,184)	(9)	(23.7)
(16,705)	COLOPLAST B	(2,047)	42	(22.3)
(95,400)	NIPPON STEEL CORP	(2,002)	(12)	(21.8)
(18,571)	SPIRAX GROUP PLC	(2,000)	13	(21.7)
(600,000)	MTR CORPORATION	(1,897)	6	(20.6)
(81,400)	TOTO LTD	(1,897)	(22)	(20.6)
(65,280)	VALMET OYJ	(1,798)	(67)	(19.5)
(39,883)	QIAGEN NV	(1,744)	108	(19.0)
(326,700)	SHIMIZU CORP	(1,730)	(102)	(18.8)
(63,200)	FURUKAWA ELECTRIC CO LTD	(1,675)	98	(18.2)
(104,100)	SEEK LTD	(1,579)	96	(17.2)
(42,300)	YASKAWA ELECTRIC CORP	(1,568)	51	(17.0)
(168,900)	SG HOLDINGS CO LTD	(1,564)	10	(17.0)
(33,098)	ASR NEDERLND AIW	(1,556)	(20)	(16.9)
(9,284)	BE SEMICOND IND	(1,547)	(5)	(16.8)
(95,800)	ELECTRIC POWER DEVELOPMENT CO LTD	(1,520)	28	(16.5)
(45,500)	MITSUBISHI LOGISTICS CORP	(1,488)	(3)	(16.2)
(32,931)	INTERPUMP GROUP	(1,444)	(18)	(15.7)
(31,400)	NIPPON EXPRESS HOLDINGS INC	(1,447)	2	(15.7)
(135,600)	LIXIL CORP	(1,424)	(2)	(15.5)
(252,296)	B&M EUROPEAN VALUE RETAIL SA	(1,420)	26	(15.4)
(1,137,440)	MIRVAC GROUP	(1,387)	(31)	(15.1)
(155,452)	TATE & LYLE PLC	(1,324)	125	(14.4)
(124,400)	KANDENKO CO LTD	(1,320)	(9)	(14.4)
(46,900)	HAMAMATSU PHOTONICS KK	(1,320)	66	(14.4)
(147,075)	KINNEVIK B	(1,318)	113	(14.3)
(27,803)	HUGO BOSS N	(1,302)	58	(14.2)
(26,867)	RANDSTAD NV	(1,309)	92	(14.2)
(35,800)	ZENKOKU HOSHO CO LTD	(1,288)	(29)	(14.0)
(683,940)	CLEANAWAY WASTE MANAGEMENT L	(1,228)	(36)	(13.4)
(48,600)	SBI HOLDINGS INC	(1,211)	(16)	(13.2)
(137,356)	ELECTROLUX B	(1,218)	80	(13.2)
(131,100)	KS HOLDINGS CORP	(1,171)	(60)	(12.7)
(532,100)	SATS LTD	(1,144)	27	(12.4)
(177,800)	ASAHI KASEI CORP	(1,125)	(13)	(12.2)
(124,123)	RS GROUP PLC	(1,110)	12	(12.1)
(60,817)	KESKO OYJ B	(1,089)	22	(11.8)
(36,800)	NITERRA CO LTD	(1,075)	8	(11.7)
(103,089)	CNH INDUSTRAL NV	(1,076)	34	(11.7)
(37,000)	NICHIAS CORP	(1,065)	(20)	(11.6)
(814,627)	ORORA LTD	(1,045)	(26)	(11.4)
(15,590)	FISCHER N	(1,051)	6	(11.4)
(68,400)	SUMCO CORP	(1,017)	34	(11.1)
(296,725)	ENDEAVOUR GROUP LTD/AUSTRALI	(998)	(2)	(10.9)
(214,216)	SCHRODERS PLC	(1,005)	22	(10.9)
(27,100)	TAISEI CORP	(988)	(13)	(10.7)
(265,089)	LENDLEASE GROUP	(958)	1	(10.4)
(6,059)	BKW SA	(958)	(7)	(10.4)
(138,800)	HAZAMA ANDO CORP	(959)	(45)	(10.4)
(243,904)	BANK OF QUEENSLAND LTD	(942)	(3)	(10.2)
(500,000)	TAYLOR WIMPEY PLC	(942)	46	(10.2)
(96,302)	BRAMBLES LTD	(926)	(8)	(10.1)
(24,568)	SPECTRIS PLC	(905)	42	(9.8)
(102,400)	ZEON CORP	(897)	49	(9.8)
(29,800)	NH FOODS LTD	(875)	(15)	(9.5)

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

International Equity Fund (Continued)

Shares	Description	Notional Amount (Thousands)	Value (Thousands)	Percentage of Basket

(11,953)	CARL ZEISS MEDITEC AG	$(860)	$20	(9.3)%
(63,000)	NOK CORP	(838)	2	(9.1)
(63,500)	USHIO INC	(822)	(3)	(8.9)
(50,700)	MORINAGA CO LTD	(802)	19	(8.7)
(113,400)	HAKUHODO DY HOLDINGS INC	(797)	(31)	(8.7)
(43,737)	INMODE LTD	(803)	7	(8.7)
(71,715)	BREMBO N.V.	(794)	7	(8.6)
(866,300)	MAPLETREE PAN ASIA COMMERCIAL	(781)	2	(8.5)
(60,597)	TOMRA SYSTEMS	(755)	31	(8.2)
(89,159)	HUSQVARNA B	(745)	31	(8.1)
(10,564)	DCC PLC	(739)	1	(8.0)
(32,707)	CORPORACIN ACCIONA ENERGAS RENOVABLES S.	(716)	31	(7.8)
(91,700)	JGC HOLDINGS CORP	(710)	(8)	(7.7)
(72,204)	IDP EDUCATION LTD	(700)	(30)	(7.6)
(267,000)	WHARF REIC	(701)	(6)	(7.6)
(90,186)	PENNON GROUP PLC	(680)	27	(7.4)
(106,800)	CITIZEN WATCH CO LTD	(680)	(33)	(7.4)
(71,186)	BILLERUD	(685)	26	(7.4)
(3,257)	SWATCH GROUP I	(674)	8	(7.3)
(54,700)	AEON MALL CO LTD	(674)	31	(7.3)
(80,400)	LION CORP	(651)	25	(7.1)
(26,407)	DOMINO'S PIZZA ENTERPRISES L	(645)	13	(7.0)
(425,019)	NATIONAL STORAGE REIT	(644)	(7)	(7.0)
(60,327)	INFRASTRUTTURE WIRELESS ITALIANE SPA (IT	(625)	(4)	(6.8)
(86,900)	ANRITSU CORP	(629)	(35)	(6.8)
(138,645)	NIBE INDUSTRIER B	(623)	36	(6.8)
(191,000)	HK LAND HOLDINGS	(615)	(1)	(6.7)
(8,903)	TEMENOS AG	(605)	(8)	(6.6)
(28,600)	JDE PEETS BV	(607)	37	(6.6)
(394,750)	JD SPORTS FASHION PLC	(603)	8	(6.6)
(194,646)	KINGFISHER PLC	(607)	(4)	(6.6)
(160,000)	CK ASSET	(603)	5	(6.6)
(192,251)	ATLAS ARTERIA	(596)	(59)	(6.5)
(55,123)	FRASERS GROUP PLC	(598)	(16)	(6.5)
(5,067)	ALTEN	(591)	27	(6.4)
(452,026)	HAYS PLC	(580)	41	(6.3)
(93,087)	ELEKTA B	(583)	2	(6.3)
(593,000)	NEW WORLD DEV	(568)	13	(6.2)
(27,989)	SWEDBANK A	(572)	(4)	(6.2)
(139,092)	LYNAS RARE EARTHS LTD	(561)	11	(6.1)
(23,462)	HIKMA PHARMACEUTICALS PLC	(557)	(4)	(6.1)
(16,600)	OMRON CORP	(561)	(9)	(6.1)
(2,389)	SARTORIUS	(554)	(7)	(6.0)
(40,800)	ROHM CO LTD	(549)	4	(6.0)
(107,003)	ISR DISCOUNT BNK	(547)	14	(5.9)
(10,500)	DAIHEN CORP	(542)	1	(5.9)
(696,700)	SUNTEC REIT	(546)	7	(5.9)
(219,454)	METCASH LTD	(520)	1	(5.7)
(7,540)	DKSH N	(512)	4	(5.6)
(11,300)	SHIMAMURA CO LTD	(513)	-	(5.6)
(35,265)	UMICORE	(509)	(20)	(5.5)
(35,200)	H2O RETAILING CORP	(508)	(12)	(5.5)
(31,300)	THE SUMITOMO WAREHOUSE CO LTD	(502)	(5)	(5.5)
(20,047)	SIGNIFY NV	(500)	-	(5.4)
(252,000)	CAPITALAND INVESTMENT LTD/SI	(490)	(4)	(5.3)
(11,540)	AVOLTA AG	(476)	29	(5.2)
(28,700)	TOBU RAILWAY CO LTD	(475)	(8)	(5.2)
(28,853)	INDIVIOR PLC	(459)	7	(5.0)
(147,075)	KINNEVIK AB- RDS	(319)	1	(3.5)

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

International Equity Fund (Concluded)

Percentages are based on Net Assets of $3,906,992 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2024.

†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
(A)	No interest rate available.

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$7,071	$408,627	$(415,607)	$(53)	$(38)	$—	$287	$—
SEI Daily Income Trust, Government Fund, Institutional Class	34,469	513,187	(506,992)	—	—	40,664	1,621	34,469
Totals	$41,540	$921,814	$(922,599)	$(53)	$(38)	$40,664	$1,908	$34,469

Amounts designated as “—“ are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Emerging Markets Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 91.2%
Austria — 0.2%
Erste Group Bank AG	79,948	$3,791

Brazil — 3.4%
Ambev SA	181,400	373
Ambev SA ADR	222,477	456
B3 SA - Brasil Bolsa Balcao	230,329	424
Banco do Brasil SA	511,830	2,454
BB Seguridade Participacoes SA	129,034	766
Centrais Eletricas Brasileiras SA	57,507	371
Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR	18,362	247
Cia Energetica de Minas Gerais ADR	427,556	753
CPFL Energia SA	672,595	3,971
Embraer ADR *	93,001	2,399
Engie Brasil Energia SA	70,117	561
Equatorial Energia SA	22,172	122
Gerdau SA ADR	76,472	252
Hapvida Participacoes e Investimentos S/A *	2,581,900	1,771
Klabin SA	143,773	555
Lojas Renner SA	139,000	314
Natura & Co Holding SA	3,920,200	10,975
Petroleo Brasileiro SA ADR *	217,350	3,149
PRIO SA	249,666	1,971
Raia Drogasil SA	85,515	396
Sendas Distribuidora S/A *	2,497,700	4,641
SLC Agricola SA	75,524	238
Suzano SA	68,056	699
Telefonica Brasil SA	55,222	453
TIM SA/Brazil	2,605,200	7,472
TIM SA/Brazil ADR	38,243	548
Vale SA	106,100	1,191
Vale SA ADR, Cl B	161,782	1,807
Vibra Energia SA	126,451	476
WEG SA	466,366	3,538
		53,343

Canada — 0.3%
Ivanhoe Mines Ltd, Cl A *	150,036	1,935
Pan American Silver Corp	130,558	2,596
		4,531

Chile — 0.7%
Banco de Chile	90,461,863	10,064
Banco Santander Chile ADR	17,837	336
Cencosud SA	220,791	415
Enel Chile ADR	72,258	202
		11,017

China — 22.1%
37 Interactive Entertainment Network Technology Group Co Ltd, Cl A	423,300	760
3SBio Inc	497,592	410
AAC Technologies Holdings Inc	644,421	2,534
Agricultural Bank of China Ltd, Cl H	5,173,463	2,213

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Airtac International Group	7,000	$213
Alibaba Group Holding Ltd	3,922,772	35,422
Aluminum Corp of China Ltd, Cl A	833,082	875
Anhui Conch Cement Co Ltd, Cl H	882,500	2,102
ANTA Sports Products Ltd	29,078	279
Baidu Inc ADR *	155,185	13,420
Bank of Beijing, Cl A	536,964	432
Bank of China Ltd, Cl H	8,383,701	4,134
Bank of Communications Co Ltd, Cl H	1,887,707	1,482
Bank of Hangzhou Co Ltd, Cl A	121,613	218
Bank of Jiangsu Co Ltd, Cl A	355,467	364
Baoshan Iron & Steel Co Ltd, Cl A	489,876	448
Beijing Enterprises Holdings Ltd	153,500	515
Beijing New Building Materials, Cl A	96,100	392
Beijing Tiantan Biological Products, Cl A	102,292	344
BOE Technology Group Co Ltd, Cl A	733,161	413
Bosideng International Holdings Ltd	2,014,050	1,256
BYD Co Ltd, Cl H	196,266	5,832
BYD Electronic International Co Ltd	127,000	634
Centre Testing International Group, Cl A	1,025,000	1,419
China CITIC Bank Corp Ltd, Cl H	1,020,874	655
China Communications Services Corp Ltd, Cl H	2,822,712	1,522
China Construction Bank Corp, Cl H	7,897,171	5,836
China Everbright Bank Co Ltd, Cl H	1,490,900	464
China Life Insurance Co Ltd, Cl H	174,628	247
China Medical System Holdings Ltd	736,000	624
China Meidong Auto Holdings Ltd	9,864,000	2,653
China Mengniu Dairy Co Ltd	150,000	269
China Merchants Bank Co Ltd, Cl H	185,500	842
China Overseas Land & Investment Ltd	1,715,500	2,975
China Pacific Insurance Group Co Ltd, Cl H	321,858	786
China Petroleum & Chemical Corp, Cl H	1,129,579	732
China Resources Beer Holdings Co Ltd	76,000	256
China Resources Land Ltd	3,340,455	11,360
China Resources Mixc Lifestyle Services	83,800	278
China Resources Power Holdings Co Ltd	64,000	196
China Shenhua Energy Co Ltd, Cl H	200,624	924
China Tower Corp Ltd, Cl H	6,790,000	878
Chongqing Brewery Co Ltd, Cl A	110,300	921
Chow Tai Fook Jewellery Group Ltd	56,121	61
CITIC Ltd	290,609	264
CMOC Group Ltd, Cl A	502,646	588
Contemporary Amperex Technology Co Ltd, Cl A	328,420	8,137
COSCO SHIPPING Energy Transportation Co Ltd, Cl H	1,236,000	1,605
Dong-E-E-Jiao, Cl E	19,200	165
Focus Media Information Technology Co Ltd, Cl A	196,600	164
Foshan Haitian Flavouring & Food Co Ltd, Cl A	2,234,760	10,602
Fuyao Glass Industry Group Co Ltd, Cl H	128,000	744

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Giant Biogene Holding ltd	76,400	$449
Goneo Group, Cl A	33,391	354
Gree Electric Appliances Inc of Zhuhai, Cl A	117,926	637
Guangzhou Automobile Group Co Ltd, Cl H	724,000	256
Guangzhou Kingmed Diagnostics Group Co Ltd, Cl A	1,010,489	3,781
Haidilao International Holding Ltd	1,379,500	2,481
Haier Smart Home Co Ltd, Cl A	3,296,561	11,226
HLA Corp Ltd, Cl A	300,900	383
Huaibei Mining Holdings Co Ltd, Cl A	73,300	169
Hubei Jumpcan Pharmaceutical, Cl A	30,200	132
Industrial & Commercial Bank of China Ltd, Cl H	20,772,910	12,346
iQIYI Inc ADR *	2,054,181	7,539
JD.com Inc ADR	55,934	1,445
JD.com Inc, Cl A	290,250	3,840
Jiangsu Yuyue Medical Equipment & Supply, Cl A	105,100	544
Jointown Pharmaceutical Group Co Ltd, Cl A	398,185	267
JOYY Inc ADR	8,956	270
Kanzhun ADR	17,699	333
Kingsoft Corp Ltd	289,900	837
Kuaishou Technology, Cl B *	106,770	631
Kunlun Energy Co Ltd	6,598,635	6,846
Kweichow Moutai Co Ltd, Cl A	1,694	342
Lenovo Group Ltd	3,610,000	5,095
Lens Technology Co Ltd, Cl A	207,800	522
Li Auto Inc ADR *	39,787	711
Li Ning Co Ltd	64,198	139
Livzon Pharmaceutical Group, Cl A	33,900	174
Longfor Group Holdings Ltd	175,277	241
Lufax Holding ADR	1	–
Meihua Holdings Group, Cl A	235,700	325
Meituan, Cl B *	1,278,185	18,189
Midea Group, Cl A	43,752	388
MINISO Group Holding ADR	16,194	309
NARI Technology Co Ltd, Cl A	107,772	370
NetEase Inc	745,330	14,234
NetEase Inc ADR	24,408	2,333
New Oriental Education & Technology Group Inc *	154,445	1,181
Nongfu Spring Co Ltd, Cl H	84,200	400
Offshore Oil Engineering Co Ltd, Cl A	407,100	331
PDD Holdings Inc ADR *	30,121	4,005
People's Insurance Co Group of China Ltd/The, Cl H	1,426,084	490
PetroChina Co Ltd, Cl H	2,436,506	2,465
PICC Property & Casualty Co Ltd, Cl H	7,961,638	9,892
Ping An Insurance Group Co of China Ltd, Cl H	3,036,884	13,770
Pop Mart International Group Ltd	492,400	2,412
Qifu Technology Inc ADR	33,600	663

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Satellite Chemical Co Ltd, Cl A	155,397	$385
SF Holding Co Ltd, Cl A	777,700	3,820
Shanghai Rural Commercial Bank Co Ltd, Cl A	426,662	395
Shanxi Lu'an Environmental Energy Development Co Ltd, Cl A	130,600	326
Shenzhen Envicool Technology, Cl A	839,100	2,470
Shenzhen International Holdings Ltd	18,203	15
Shenzhen Mindray Bio-Medical Electronics Co Ltd, Cl A	12,700	509
Shenzhen Transsion Holdings, Cl A	25,200	266
Shenzhou International Group Holdings Ltd	19,581	192
Sichuan Kelun Pharmaceutical Co Ltd, Cl A	91,800	383
Silergy Corp	114,000	1,624
Sinopharm Group Co Ltd, Cl H	272,822	725
Sinotruk Hong Kong Ltd	148,977	387
Sungrow Power Supply, Cl A	171,080	1,461
Tencent Holdings Ltd	609,224	29,059
Tencent Music Entertainment Group ADR	32,272	453
Tongcheng Travel Holdings	127,200	253
Topsports International Holdings Ltd	1,826,541	971
TravelSky Technology Ltd, Cl H	279,992	329
Trip.com Group Ltd *	78,000	3,742
Trip.com Group Ltd ADR *	12,837	603
Uni-President China Holdings Ltd	185,190	169
Vipshop Holdings Ltd ADR	784,566	10,215
Weichai Power Co Ltd, Cl A	282,220	631
Weichai Power Co Ltd, Cl H	114,000	218
Wuliangye Yibin Co Ltd, Cl A	24,700	435
WuXi AppTec Co Ltd, Cl H	26,600	100
Wuxi Biologics Cayman Inc *	125,221	185
Xiaomi Corp, Cl B *	920,192	1,942
Xinyi Solar Holdings Ltd	4,812,458	2,422
Yadea Group Holdings Ltd	31,188	39
Yangzijiang Shipbuilding Holdings Ltd	282,820	513
Yifeng Pharmacy Chain Co Ltd, Cl A	68,520	232
YongXing Special Materials Technology, Cl A	42,000	207
Youngor Fashion, Cl A	309,441	303
Yuexiu Property Co Ltd	43,371	28
Yum China Holdings Inc	55,193	1,702
Yunnan Aluminium, Cl A	224,485	417
Yunnan Botanee Bio-Technology Group, Cl A	308,680	2,053
Yunnan Yuntianhua, Cl A	97,300	260
Yutong Bus, Cl A	823,300	2,923
Zhejiang Expressway Co Ltd, Cl H	444,000	300
Zhejiang Jingsheng Mechanical & Electrical, Cl A	118,500	469
Zhejiang Sanhua Intelligent Controls, Cl A	59,288	156
Zhejiang Supor Co Ltd, Cl A	53,522	369
Zhongjin Gold, Cl A	224,553	457
Zijin Mining Group Co Ltd, Cl H	418,600	884
Zoomlion Heavy Industry Science and Technology Co Ltd	3,017,800	1,952

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Zoomlion Heavy Industry Science and Technology Co Ltd, Cl A	372,669	$394
ZTE Corp, Cl H *	282,385	625
ZTO Express Cayman Inc ADR	37,358	775
		344,349

Colombia — 0.2%
Bancolombia SA ADR, Cl R	72,429	2,365

France — 0.1%
Eramet	22,619	2,282

Greece — 0.9%
Alpha Services and Holdings SA *	2,990,581	4,883
Eurobank Ergasias Services and Holdings SA *	3,458,278	7,491
Hellenic Telecommunications Organization SA	22,417	323
Motor Oil Hellas Corinth Refineries SA	17,445	438
National Bank of Greece SA *	44,294	369
OPAP SA	29,287	460
Piraeus Financial Holdings *	53,998	197
		14,161

Hong Kong — 1.2%
AIA Group Ltd	1,572,400	10,674
Chaoda Modern Agriculture Holdings Ltd *	2,056,181	8
China High Precision Automation Group Ltd *(A)	1,385,624	23
Hong Kong Exchanges & Clearing Ltd	65,600	2,102
Vitasoy International Holdings Ltd	6,278,000	4,744
WH Group Ltd	773,007	509
		18,060

Hungary — 1.0%
MOL Hungarian Oil & Gas PLC	246,342	1,924
OTP Bank Nyrt	209,655	10,426
Richter Gedeon Nyrt	145,993	3,796
		16,146

India — 13.2%
Apollo Hospitals Enterprise Ltd	34,546	2,563
Apollo Tyres Ltd	66,980	435
Ashok Leyland Ltd	1,661,526	4,820
Aurobindo Pharma Ltd	37,865	548
Axis Bank Ltd	105,809	1,605
Bajaj Auto Ltd	3,405	388
Bajaj Finance Ltd	4,724	403
Bank of Baroda	103,006	340
Bharat Electronics Ltd *	423,067	1,552
Bharat Petroleum Corp Ltd	118,808	433
Bharti Airtel Ltd	287,171	4,973
Britannia Industries Ltd *	47,934	3,148
Cipla Ltd/India	25,418	451
Coal India Ltd	102,705	583
Colgate-Palmolive India Ltd	10,870	371
Coromandel International Ltd	32,250	619

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Cummins India Ltd	18,798	$894
Dabur India Ltd	237,332	1,710
DLF Ltd	177,986	1,760
Dr Reddy's Laboratories Ltd ADR	146,923	11,194
Exide Industries Ltd	524,809	3,553
Federal Bank Ltd	410,291	872
GAIL India Ltd	299,034	787
Godrej Consumer Products Ltd	22,275	367
Godrej Properties Ltd *	6,407	246
Grasim Industries Ltd	30,502	977
Great Eastern Shipping Co Ltd/The	52,139	766
Gujarat Narmada Valley Fertilizers & Chemicals Ltd	46,016	392
HCL Technologies Ltd	464,611	8,132
HDFC Asset Management Co Ltd	10,902	522
HDFC Bank Ltd	826,513	16,689
HDFC Bank Ltd ADR	225,401	14,500
HDFC Life Insurance Co Ltd	60,352	431
Hero MotoCorp Ltd	5,950	398
Hindalco Industries Ltd	110,106	916
Hindustan Aeronautics	26,082	1,647
Hindustan Unilever Ltd	13,411	398
ICICI Bank Ltd	468,612	6,741
ICICI Bank Ltd ADR	585,971	16,882
Infosys Ltd ADR	698,755	13,011
InterGlobe Aviation Ltd *	8,596	436
IRB Infrastructure Developers Ltd	2,666,465	2,074
ITC Ltd	225,871	1,151
Jindal Steel & Power Ltd	91,654	1,148
Jio Financial Services *	71,761	308
JSW Energy	233,164	2,054
JSW Infrastructure *	154,758	609
JSW Steel Ltd	29,834	333
Kotak Mahindra Bank Ltd	21,770	471
KPIT Technologies Ltd	107,254	2,103
L&T Finance Holdings	198,131	430
Larsen & Toubro Ltd	45,182	1,923
Lupin	22,688	441
Mahindra & Mahindra Ltd	44,983	1,546
Mahindra & Mahindra Ltd GDR	341,489	11,679
Manappuram Finance Ltd	177,099	442
Maruti Suzuki India Ltd	29,074	4,196
Max Healthcare Institute	67,122	757
Muthoot Finance Ltd	32,304	696
Nestle India	16,137	494
NTPC Ltd	366,016	1,661
Oil & Natural Gas Corp Ltd	250,859	825
Petronet LNG Ltd	1,111,395	4,402
PI Industries	9,601	437
Pidilite Industries	10,581	401
Polycab India	9,411	761
Power Grid Corp of India Ltd	400,911	1,591
REC Ltd	62,633	395

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Reliance Industries Ltd	345,484	$12,971
Samvardhana Motherson International Ltd	556,563	1,270
SBI Life Insurance Co Ltd	36,675	656
Shriram Transport Finance Co Ltd	88,761	3,099
Siemens Ltd	10,829	1,001
State Bank of India	111,160	1,132
Sun Pharmaceutical Industries Ltd	44,633	814
Supreme Industries	33,566	2,397
Tata Consultancy Services Ltd	52,473	2,457
Tata Motors Ltd	79,315	941
Tata Steel Ltd	272,490	569
Tech Mahindra Ltd	24,029	412
Titan Co Ltd	9,009	368
Torrent Pharmaceuticals Ltd	10,361	347
Trent	8,644	568
Tube Investments of India Ltd	11,331	579
UltraTech Cement Ltd	9,830	1,375
United Spirits Ltd	44,626	683
WNS Holdings *	7,788	409
Zomato *	1,213,310	2,918
		205,747

Indonesia — 2.7%
Ace Hardware Indonesia Tbk PT	46,502,100	2,428
Astra International Tbk PT	917,769	250
Bank Central Asia Tbk PT	21,422,108	12,984
Bank Mandiri Persero Tbk PT	1,737,487	653
Bank Negara Indonesia Persero Tbk PT	1,963,710	559
Bank Rakyat Indonesia Persero Tbk PT	44,765,968	12,576
Bank Syariah Indonesia	11,170,900	1,787
Indofood CBP Sukses Makmur Tbk PT	747,940	470
Indofood Sukses Makmur Tbk PT	1,141,485	424
Kalbe Farma Tbk PT	83,016,100	7,731
Sumber Alfaria Trijaya Tbk PT	6,098,300	1,024
Telkom Indonesia Persero Tbk PT	2,259,367	432
United Tractors Tbk PT	422,799	567
		41,885

Japan — 0.4%
Unicharm Corp	206,400	6,630

Kazakhstan — 0.1%
NAC Kazatomprom JSC GDR	22,411	874

Kuwait — 0.1%
Kuwait Finance House KSCP	204,085	474
Mobile Telecommunications KSCP	191,871	278
National Bank of Kuwait SAKP	251,824	708
		1,460

Malaysia — 1.0%
CIMB Group Holdings Bhd	674,132	972
Gamuda Bhd	2,969,022	4,141
Genting Bhd	256,727	256
Malayan Banking Bhd	421,600	890
MISC Bhd	164,700	298

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Public Bank Bhd	9,175,800	$7,819
Sime Darby Bhd	342,328	190
Tenaga Nasional Bhd	409,700	1,197
		15,763

Mexico — 2.7%
Alsea SAB de CV	553,881	1,927
America Movil SAB de CV ADR	159,168	2,706
Arca Continental SAB de CV	68,201	671
Banco del Bajio SA	79,646	243
Cemex SAB de CV ADR	379,070	2,422
Coca-Cola Femsa SAB de CV	22,400	193
Fibra Uno Administracion SA de CV ‡	418,993	517
Fomento Economico Mexicano SAB de CV	1,223,500	13,141
Fomento Economico Mexicano SAB de CV ADR	12,774	1,375
Gruma SAB de CV, Cl B	37,499	687
Grupo Aeroportuario del Sureste SAB de CV, Cl B	9,051	273
Grupo Financiero Banorte SAB de CV, Cl O	1,632,927	12,715
Grupo Mexico SAB de CV, Ser B	363,484	1,962
Kimberly-Clark de Mexico SAB de CV, Cl A	149,811	258
Promotora y Operadora de Infraestructura SAB de CV	91,553	848
Regional	54,587	409
Ternium SA ADR	3,573	134
Vista Energy ADR *	13,921	633
Wal-Mart de Mexico SAB de CV	118,710	406
		41,520

Panama — 0.1%
Copa Holdings SA, Cl A	19,912	1,895

Peru — 0.2%
Credicorp Ltd	14,901	2,404

Philippines — 0.2%
BDO Unibank Inc	963,809	2,108
International Container Terminal Services Inc	163,654	977
		3,085

Poland — 1.0%
Allegro.eu SA *	237,029	2,223
Bank Polska Kasa Opieki SA	34,855	1,457
Budimex	1,649	286
KGHM Polska Miedz SA	111,381	4,166
ORLEN SA	16,090	271
Powszechny Zaklad Ubezpieczen SA	469,510	6,019
Santander Bank Polska	2,906	391
		14,813

Portugal — 0.2%
Galp Energia SGPS SA, Cl B	151,395	3,200

Qatar — 0.1%
Ooredoo QPSC	406,378	1,140

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Qatar Islamic Bank SAQ	137,479	$706
Qatar National Bank QPSC	62,541	252
		2,098

Romania — 0.1%
NEPI Rockcastle	102,626	738

Russia — 0.0%
Alrosa PJSC (A)	605,728	–
Gazprom PJSC *	279,264	–
Gazprom PJSC ADR	35,029	–
LUKOIL PJSC	109,206	–
Mobile TeleSystems PJSC	1,398,028	–
Rosneft Oil Co PJSC (A)	230,389	–
Sberbank of Russia PJSC (A)	417,388	–
Sberbank of Russia PJSC ADR	58,444	–
Surgutneftegas PJSC ADR *(B)	501,658	–
		–

Saudi Arabia — 1.7%
Al Rajhi Bank	69,887	1,523
Alinma Bank	98,525	821
Arab National Bank	173,656	940
Arabian Centres	110,469	594
Arabian Internet & Communications Services	3,114	242
Banque Saudi Fransi	37,014	351
Bupa Arabia for Cooperative Insurance Co	7,425	509
Catrion Catering Holding	39,205	1,312
Dr Sulaiman Al Habib Medical Services Group Co	8,759	672
Elm Co	2,508	573
Etihad Etisalat Co	298,330	4,243
Leejam Sports Co JSC	10,523	638
Mouwasat Medical Services	7,221	233
National Medical Care	7,994	463
Riyad Bank	45,343	315
Saudi Arabian Mining Co *	74,328	854
Saudi Arabian Oil Co	123,983	914
Saudi Aramco Base Oil	10,340	363
Saudi Awwal Bank	47,919	495
Saudi Basic Industries Corp	27,250	534
Saudi National Bank/The	598,991	5,908
Saudi Telecom Co	132,918	1,328
United Electronics Co	132,081	3,330
		27,155

South Africa — 4.5%
AVI Ltd	2,424,057	12,557
Bid Corp Ltd	16,118	375
Capitec Bank Holdings Ltd	86,741	12,489
Clicks Group Ltd	12,833	242
Exxaro Resources Ltd	21,261	207
FirstRand Ltd	647,827	2,728
Gold Fields Ltd	21,844	327
Gold Fields Ltd ADR	140,206	2,089

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Harmony Gold Mining Co Ltd ADR	134,160	$1,230
Impala Platinum Holdings Ltd	186,757	928
Kumba Iron Ore Ltd	31,667	762
Mr Price Group Ltd	350,129	3,949
Naspers, Cl N	134,558	26,287
Nedbank Group Ltd	110,983	1,559
Northam Platinum Holdings	10,245	71
Old Mutual Ltd	1,109,875	753
Remgro	42,701	318
Sanlam Ltd	218,538	969
Sasol Ltd	21,164	160
Shoprite Holdings Ltd	23,985	373
Standard Bank Group Ltd	62,504	722
Woolworths Holdings Ltd/South Africa	71,415	242
		69,337

South Korea — 12.6%
Amorepacific Corp	23,151	2,814
Celltrion Inc	3,305	419
CJ CheilJedang Corp	16,374	4,586
Classys	9,861	364
Cosmax Inc	25,225	3,566
Coway Co Ltd	74,885	3,493
DB HiTek Co Ltd	3,550	126
DB Insurance Co Ltd	10,768	896
Doosan Bobcat Inc	22,179	827
Doosan Enerbility Co Ltd *	129,023	1,884
Eugene Technology	97,160	3,505
GS Holdings Corp	11,281	384
Hana Financial Group Inc	509,339	22,461
Hankook Tire & Technology Co Ltd	41,309	1,356
Hanmi Pharm Co Ltd	1,427	280
Hanwha Aerospace Co Ltd	1,833	332
HD Korea Shipbuilding & Offshore Engineering Co Ltd *	6,224	718
Hugel Inc *	4,234	711
Hyundai Glovis Co Ltd	4,512	718
Hyundai Marine & Fire Insurance Co Ltd	18,927	474
Hyundai Mobis Co Ltd	8,047	1,470
Hyundai Motor Co	6,319	1,354
Hyundai Rotem	82,964	2,459
Hyundai Steel Co	64,360	1,358
Industrial Bank of Korea	54,382	554
KB Financial Group Inc	41,774	2,382
Kia Corp	276,984	26,018
Krafton Inc *	2,867	586
KT Corp	15,949	433
KT&G Corp	4,910	315
Kumho Petrochemical Co Ltd	4,974	529
LG Chem Ltd	17,852	4,481
LG Corp	220,412	12,906
LG Electronics Inc	125,111	10,080
LG Uplus Corp	212,467	1,516
Meritz Financial Group	4,556	262

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Emerging Markets Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
NAVER Corp	4,196	$509
NH Investment & Securities Co Ltd	159,863	1,474
NongShim Co Ltd	953	339
Orion Corp/Republic of Korea	6,020	403
POSCO Holdings Inc	1,617	426
Samsung C&T Corp	13,050	1,346
Samsung Electronics Co Ltd	902,614	53,442
Samsung Engineering Co Ltd *	16,109	283
Samsung SDI Co Ltd	7,254	1,866
Samsung SDS Co Ltd	4,565	492
Samsung Securities	16,234	469
Shinhan Financial Group Co Ltd	10,458	366
SK Holdings Co Ltd	1,943	223
SK Hynix Inc	79,789	13,709
SK Square Co Ltd *	26,694	1,939
SK Telecom Co Ltd ADR	14,735	308
S-Oil Corp	5,781	279
Woori Financial Group Inc	81,204	867
		195,357

Taiwan — 15.2%
Accton Technology Corp	23,000	393
Acer Inc	263,000	380
Advantech	794,000	9,056
Arcadyan Technology Corp	54,000	270
ASE Technology Holding Co Ltd	218,664	1,136
Asia Vital Components Co Ltd	134,000	3,160
ASPEED Technology Inc	24,000	3,581
Asustek Computer Inc	11,000	169
Bizlink Holding Inc	75,000	865
Catcher Technology Co Ltd	79,719	570
Cathay Financial Holding Co Ltd	2,338,264	4,252
Cheng Shin Rubber Industry Co Ltd	277,500	423
Chunghwa Telecom Co Ltd	83,031	321
Compal Electronics Inc	322,689	345
CTBC Financial Holding Co Ltd	13,557,929	15,818
Delta Electronics Inc	92,000	1,099
Elan Microelectronics	71,000	337
Evergreen Marine Corp Taiwan Ltd	48,000	286
Far EasTone Telecommunications Co Ltd	182,000	472
First Financial Holding Co Ltd	518,884	449
Fositek	70,000	1,640
Fubon Financial Holding Co Ltd	614,500	1,502
Global Mixed Mode Technology Inc	39,000	367
Hon Hai Precision Industry Co Ltd	1,137,870	7,506
Largan Precision Co Ltd	38,738	3,278
Macronix International Co Ltd	3,452,000	2,772
Makalot Industrial Co Ltd	41,986	545
MediaTek Inc	231,198	9,977
Mega Financial Holding Co Ltd	924,072	1,151
Micro-Star International Co Ltd	1,104,451	6,060
MPI	34,203	559
Nan Ya Plastics Corp	963	1
Novatek Microelectronics Corp	46,486	868

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Pegatron Corp	120,304	$387
Pou Chen Corp	213,547	230
Powertech Technology Inc	59,820	347
President Chain Store Corp	48,947	413
Quanta Computer Inc	51,000	490
Radiant Opto-Electronics Corp	74,975	438
Realtek Semiconductor Corp	45,000	757
SinoPac Financial Holdings Co Ltd	1,032,209	808
Sitronix Technology Corp	32,500	259
Supreme Electronics Co Ltd	81,500	205
Swancor Holding Co Ltd	90,000	383
Synnex Technology International Corp	153,000	345
Taishin Financial Holding Co Ltd	1	–
Taiwan Cooperative Financial Holding Co Ltd	717,800	575
Taiwan Semiconductor Manufacturing Co Ltd	3,131,470	93,245
Taiwan Semiconductor Manufacturing Co Ltd ADR	129,717	22,546
Unimicron Technology Corp	672,000	3,729
Uni-President Enterprises Corp	8,474,875	21,238
United Microelectronics Corp	746,080	1,281
Voltronic Power Technology	13,500	801
Wiwynn Corp	84,000	6,849
WPG Holdings Ltd	188,071	521
Yuanta Financial Holding Co Ltd	1,042,223	1,030
		236,485

Thailand — 1.3%
Bangkok Bank PCL NVDR	124,369	442
Bangkok Chain Hospital NVDR	505,722	236
Bumrungrad Hospital PCL NVDR	85,163	573
CP ALL PCL NVDR	486,000	729
Kasikornbank PCL NVDR	2,479,700	8,480
Krung Thai Bank PCL NVDR	1,633,830	762
Minor International PCL NVDR	716,185	586
PTT Exploration & Production PCL	1,182,800	4,899
PTT Exploration & Production PCL NVDR	186,460	772
PTT Oil & Retail Business	3,291,600	1,435
Supalai PCL NVDR	334,738	164
Thai Oil PCL NVDR	370,600	535
Thanachart Capital PCL NVDR	299,418	369
		19,982

Turkey — 0.7%
Akbank TAS	675,657	1,320
BIM Birlesik Magazalar AS	102,046	1,696
Coca-Cola Icecek AS	15,507	391
Haci Omer Sabanci Holding AS	1,346,008	3,962
KOC Holding AS	167,204	1,157
Tofas Turk Otomobil Fabrikasi AS	45,433	471
Turk Hava Yollari AO *	62,362	587
Turkcell Iletisim Hizmetleri AS	267,168	820
Turkiye Petrol Rafinerileri AS	107,052	540

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Emerging Markets Equity Fund (Continued)

Description	Shares		Market Value ($ Thousands)
COMMON STOCK†† (continued)
Yapi ve Kredi Bankasi AS		362,429	$374
			11,318

United Arab Emirates — 1.5%
Abu Dhabi Commercial Bank PJSC		136,587	298
Abu Dhabi Islamic Bank PJSC		346,813	1,093
Aldar Properties PJSC		596,843	1,017
Dubai Islamic Bank PJSC		1,099,726	1,719
Emaar Properties PJSC		6,183,871	13,806
Emirates NBD Bank PJSC		1,048,650	4,711
			22,644

United Kingdom — 1.2%
Unilever PLC		337,916	18,560

Vietnam — 0.3%
Vinhomes JSC *		3,250,200	4,807

Total Common Stock
(Cost $1,216,261) ($ Thousands)			1,417,802

PREFERRED STOCK†† — 4.5%
Brazil — 2.8%
Banco Bradesco SA (C)		3,840,700	8,574
Cia Energetica de Minas Gerais (C)		258,160	459
Itau Unibanco Holding SA (C)		309,981	1,805
Itau Unibanco Holding SA ADR (C)		3,252,113	18,992
Itausa SA (C)		231,470	408
Petroleo Brasileiro SA ADR, Cl A (C)		975,085	13,300
Petroleo Brasileiro SA (C)		21,300	146
			43,684

South Korea — 1.7%
Hyundai Motor Co (C)		79,651	10,561
LG Chem Ltd (C)		13,313	2,331
LG Electronics Inc (C)		38,776	1,372
Samsung Electronics Co Ltd (C)		267,286	12,350
			26,614

Total Preferred Stock
(Cost $67,626) ($ Thousands)			70,298
	Face Amount (Thousands)
DEBENTURE BOND — 0.0%
Brazil — 0.0%
Vale SA, Ser 1997
1.641%, 03/31/2173 (D)(E)	BRL	8	1

Total Debenture Bond
(Cost $—) ($ Thousands)			1

Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 1.5%
SEI Daily Income Trust, Government Fund, Institutional Class
5.064%**†	23,203,299	$23,203
Total Cash Equivalent
(Cost $23,203) ($ Thousands)		23,203
Total Investments in Securities — 97.2%
(Cost $1,307,090) ($ Thousands)		$1,511,304

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Emerging Markets Equity Fund (Concluded)

A list of the open futures contracts held by the Fund at June 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation(Thousands)
Long Contracts
MSCI Emerging Markets	408	Sep-2024	$22,084	$22,199	$115

Percentages are based on Net Assets of $1,555,347 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of June 30, 2024.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Certain securities or partial positions of certain securities are on loan at June 30, 2024.
(C)	No interest rate available.
(D)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(E)	Perpetual security with no stated maturity date.

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$2,574	$9,247	$(11,813)	$(1)	$(7)	$—	$39	$—
SEI Daily Income Trust, Government Fund, Institutional Class	23,146	194,436	(194,379)	—	—	23,203	661	—
Totals	$25,720	$203,683	$(206,192)	$(1)	$(7)	$23,203	$700	$—

Amounts designated as “—” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

International Fixed Income Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS — 91.2%
Australia — 3.6%
Amcor UK Finance
3.950%, 05/29/2032	EUR	650	$696
Australia Government Bond
4.750%, 04/21/2027	AUD	220	150
4.750%, 06/21/2054		263	178
4.500%, 04/21/2033		1,251	849
3.250%, 04/21/2029		2,918	1,880
3.000%, 03/21/2047		799	409
2.750%, 05/21/2041		2,426	1,274
2.500%, 05/21/2030		1,433	877
2.250%, 05/21/2028		3,481	2,175
1.750%, 06/21/2051		2,096	775
0.500%, 09/21/2026		2,364	1,459
NBN MTN
4.375%, 03/15/2033	EUR	380	428
New South Wales Treasury
4.750%, 02/20/2035	AUD	878	566
4.250%, 02/20/2036		1,226	749
2.000%, 03/08/2033		1,010	534
South Australian Government Financing Authority
4.750%, 05/24/2038		1,002	618
Treasury Corp of Victoria
2.000%, 09/17/2035		1,105	532
Treasury Corp of Victoria MTN
2.000%, 11/20/2037		3,286	1,463
			15,612

Austria — 0.7%
Republic of Austria Government Bond (A)
4.150%, 03/15/2037	EUR	588	691
3.450%, 10/20/2030		735	811
2.900%, 02/20/2033		603	640
2.100%, 09/20/2117		122	93
1.500%, 02/20/2047		342	262
Republic of Austria Government Bond, Ser 97-6
6.250%, 07/15/2027		423	496
			2,993

Belgium — 1.4%
Anheuser-Busch InBev MTN
3.950%, 03/22/2044		320	337
3.750%, 03/22/2037		430	457
Kingdom of Belgium Government Bond
4.250%, 03/28/2041 (A)		30	35
3.750%, 06/22/2045		439	488
3.500%, 06/22/2055 (A)		353	368
3.450%, 06/22/2043 (A)		406	433
3.000%, 06/22/2034 (A)		608	646
2.850%, 10/22/2034 (A)		876	915
2.700%, 10/22/2029 (A)		1,099	1,169
1.600%, 06/22/2047 (A)		41	31

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
0.800%, 06/22/2025 (A)	EUR	532	$556
0.800%, 06/22/2027 (A)		547	553
			5,988

Brazil — 0.1%
Nexa Resources
6.750%, 04/09/2034 (A)		$200	204
OEC Finance
7.125%cash/0% PIK, 12/26/2046		204	13
4.375%cash/0% PIK, 10/25/2029		125	7
Raizen Fuels Finance
6.450%, 03/05/2034 (A)		200	203
			427

Canada — 6.6%
Alberta T-Bill
0.000%, 07/23/2024 (B)	CAD	1,500	1,093
Alimentation Couche-Tard
4.011%, 02/12/2036	EUR	234	247
Canada Government International Bond
4.625%, 04/30/2029		$270	272
Canada Housing Trust No. 1
2.100%, 09/15/2029 (A)	CAD	1,225	827
Canadian Government Bond
3.250%, 09/01/2028		2,468	1,783
2.750%, 06/01/2033		323	222
2.500%, 12/01/2032		690	467
2.250%, 06/01/2029		2,923	2,025
2.000%, 06/01/2032		1,497	981
1.750%, 12/01/2053		430	218
1.500%, 06/01/2026		2,408	1,683
Canadian Pacific Railway
1.350%, 12/02/2024		$805	790
Canadian When Issued Government Bond
3.500%, 09/01/2028	CAD	1,129	816
2.000%, 12/01/2051		1,835	1,004
CDP Financial
1.125%, 04/06/2027 (A)	EUR	1,062	1,076
CPPIB Capital MTN
0.250%, 04/06/2027		1,765	1,748
Enbridge MTN
3.950%, 11/19/2024	CAD	800	582
Government of Canada
4.000%, 06/01/2041		1,313	1,021
OMERS Finance Trust (A)
5.500%, 11/15/2033		$284	295
4.000%, 04/20/2028		250	243
3.500%, 04/19/2032		305	278
3.125%, 01/25/2029	EUR	250	266
Ontario T-Bill
0.000%, 07/03/2024 (B)	CAD	2,208	1,612
Ontario Teachers' Finance Trust
2.000%, 04/16/2031 (A)		$1,107	930
0.500%, 05/06/2025	EUR	1,066	1,113

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Ontario Teachers' Finance Trust MTN
0.100%, 05/19/2028	EUR	644	$611
Province of Alberta Canada MTN
5.200%, 05/15/2034	AUD	550	366
Province of British Columbia Canada
2.950%, 12/18/2028	CAD	1,653	1,165
Province of British Columbia Canada MTN
5.250%, 05/23/2034	AUD	830	556
Province of Ontario Canada
4.700%, 06/02/2037	CAD	570	431
4.650%, 06/02/2041		540	406
2.900%, 12/02/2046		1,419	817
2.800%, 06/02/2048		1,540	861
Province of Ontario Canada MTN
0.250%, 12/15/2026	GBP	512	580
Province of Quebec Canada
6.250%, 06/01/2032	CAD	720	601
3.500%, 12/01/2048		635	401
PSP Capital
3.250%, 07/02/2034 (A)	EUR	250	266
			28,653

Cayman Islands — 0.0%
Odebrecht Holdco Finance Ltd
0.000%, 09/10/2058 (B)		$311	–

Chile — 0.1%
Corp Nacional del Cobre de Chile
5.950%, 01/08/2034 (A)		295	295

China — 10.1%
Bank of China MTN
3.200%, 10/18/2025	CNY	35,000	4,818
China Development Bank MTN
4.350%, 08/06/2024		8,000	1,103
China Government Bond
3.810%, 09/14/2050		13,740	2,372
3.120%, 10/25/2052		30,080	4,670
2.850%, 06/04/2027		19,380	2,746
2.670%, 05/25/2033		27,280	3,884
2.600%, 09/15/2030		23,030	3,259
2.550%, 10/15/2028		41,070	5,785
2.180%, 08/25/2025		20,380	2,823
2.180%, 08/15/2026		36,980	5,136
CNPC Global Capital
2.600%, 01/25/2026		11,940	1,642
Industrial & Commercial Bank of China MTN
3.200%, 10/25/2025		20,000	2,765
3.000%, 01/19/2025		9,740	1,342
Prosus MTN
1.985%, 07/13/2033	EUR	750	630
1.288%, 07/13/2029		1,000	911
			43,886

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Colombia — 1.2%
Colombian TES
10.000% 07/24/2024	COP	1,500,700	$362
9.250%, 05/28/2042		828,200	164
7.750% 09/18/2030		6,033,100	1,289
7.500% 08/26/2026		1,818,400	422
7.250%, 10/18/2034		4,221,200	797
7.000%, 03/26/2031		1,906,700	385
7.000%, 06/30/2032		3,692,000	721
6.250%, 07/09/2036		481,100	80
6.000%, 04/28/2028		2,966,000	626
5.750%, 11/03/2027		1,919,300	410
			5,256

Czech Republic — 0.1%
Czech Republic Government Bond
4.900%, 04/14/2034	CZK	1,220	55
2.000%, 10/13/2033		1,430	51
1.950%, 07/30/2037		3,220	106
1.200%, 03/13/2031		6,550	234
			446

Denmark — 0.1%
Denmark Government Bond
4.500%, 11/15/2039	DKK	1,990	350

Finland — 0.1%
Finland Government Bond (A)
3.000%, 09/15/2034	EUR	413	439
2.950%, 04/15/2055		130	131
			570

France — 7.3%
Banque Federative du Credit Mutuel
3.875%, EUSA5 + 2.200%, 06/16/2032 (C)		300	317
Banque Federative du Credit Mutuel MTN
4.375%, 01/11/2034		1,800	1,885
3.750%, 02/03/2034		1,100	1,171
BNP Paribas
5.176%, SOFRRATE + 1.520%, 01/09/2030 (A)(C)		$390	386
BNP Paribas MTN
4.750%, EUR003M + 1.600%, 11/13/2032 (C)	EUR	1,700	1,902
1.375%, 05/28/2029		300	287
BPCE
2.125%, EUSA5 + 2.050%, 10/13/2046 (C)		1,400	1,223
1.000%, 01/20/2026 (A)		$950	887
BPCE MTN
4.125%, EUR003M + 1.450%, 03/08/2033 (C)	EUR	1,100	1,180
Credit Agricole MTN
6.500%, EUAMDB05 + 4.207% (C)(D)		700	750

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
4.125%, 02/26/2036	EUR	300	$323
3.750%, 01/22/2034		900	962
Credit Agricole Assurances
4.750%, 09/27/2048 (C)		200	215
Electricite de France
3.375% (C)(D)		1,000	934
Electricite de France MTN
7.500%, EUSA5 + 4.860% (C)(D)		600	688
4.625%, 01/25/2043		900	956
Engie MTN
4.500%, 09/06/2042		300	325
4.250%, 09/06/2034		400	438
French Republic Government Bond OAT (A)
3.250%, 05/25/2055		1,555	1,514
2.750%, 02/25/2029		1,022	1,082
2.750%, 02/25/2030		572	603
2.500%, 09/24/2026		1,771	1,873
2.500%, 09/24/2027		3,158	3,328
2.500%, 05/25/2030		155	161
2.500%, 05/25/2043		1,525	1,386
1.750%, 06/25/2039		256	220
0.750%, 05/25/2053		724	378
0.600%, 07/25/2034		1,591	1,766
0.500%, 05/25/2040		730	497
0.000%, 11/25/2029 (E)		528	483
Indigo Group SAS
4.500%, 04/18/2030		300	328
Societe Generale
4.875%, EUR003M + 1.900%, 11/21/2031 (C)		300	332
Suez MTN
5.000%, 11/03/2032		300	341
2.875%, 05/24/2034		900	868
TDF Infrastructure SASU
5.625%, 07/21/2028		800	895
TotalEnergies MTN
1.625% (C)(D)		170	165
Ubisoft Entertainment
0.878%, 11/24/2027		500	458
			31,507

Germany — 5.9%
Allianz
5.824%, EUR003M + 3.650%, 07/25/2053 (C)		600	704
Bayer
7.000%, EUSA5 + 3.896%, 09/25/2083 (C)		400	441
Bayer MTN
4.625%, 05/26/2033		255	280
Bundesobligation
2.400%, 10/19/2028		4,827	5,153
0.000%, 10/09/2026 (E)		122	123

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Bundesrepublik Deutschland Bundesanleihe
2.300%, 02/15/2033	EUR	520	$552
2.300%, 02/15/2033		270	286
1.800%, 08/15/2053		201	178
1.000%, 05/15/2038		686	596
0.250%, 02/15/2027		7,200	7,262
0.000%, 08/15/2030 (E)		1,280	1,188
Deutsche Bank
5.000%, EUR003M + 2.950%, 09/05/2030 (C)		300	332
Deutsche Bank MTN
1.750%, 11/19/2030 (C)		1,300	1,225
Deutsche Post MTN
3.500%, 03/25/2036		610	640
E.ON MTN
4.125%, 03/25/2044		270	286
EnBW International Finance BV MTN
4.300%, 05/23/2034		1,050	1,162
Kreditanstalt fuer Wiederaufbau
2.600%, 06/20/2037	JPY	241,000	1,766
Mercedes-Benz Finance North America
5.375%, 11/26/2025 (A)		$290	290
Robert Bosch GmbH MTN
4.375%, 06/02/2043	EUR	400	435
4.000%, 06/02/2035		400	436
Sartorius Finance BV
4.875%, 09/14/2035		300	334
Volkswagen International Finance
3.875% (C)(D)		200	200
Volkswagen Leasing GmbH MTN
4.000%, 04/11/2031		720	775
Wintershall Dea Finance 2 BV
3.000% (C)(D)		1,200	1,138
			25,782

Greece — 0.2%
Hellenic Republic Government Bond (A)
4.125%, 06/15/2054		504	519
3.375%, 06/15/2034		370	385
			904

Hungary — 0.1%
Hungary Government Bond
4.750%, 11/24/2032	HUF	47,730	113
3.000%, 10/27/2038		43,520	77
2.000%, 05/23/2029		31,300	69
			259

Indonesia — 1.6%
Indonesia Treasury Bond
8.750%, 05/15/2031	IDR	7,551,000	503
8.375%, 03/15/2034		33,466,000	2,229
7.500%, 06/15/2035		2,305,000	145
7.375%, 05/15/2048		13,671,000	852

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
7.000%, 09/15/2030	IDR	12,571,000	$767
6.500%, 06/15/2025		2,225,000	136
6.500%, 02/15/2031		17,926,000	1,059
6.375%, 08/15/2028		18,269,000	1,097
5.500%, 04/15/2026		5,153,000	308
			7,096

Ireland — 0.2%
Ireland Government Bond
1.500%, 05/15/2050	EUR	250	186
0.200%, 10/18/2030		690	630
			816

Israel — 0.0%
Israel Government Bond - Fixed
1.000%, 03/31/2030	ILS	593	129

Italy — 5.2%
ASTM MTN
2.375%, 11/25/2033	EUR	620	561
1.500%, 01/25/2030		620	582
Autostrade per l'Italia
2.000%, 01/15/2030		1,230	1,180
Autostrade per l'Italia MTN
2.250%, 01/25/2032		720	667
Enel
2.250% (C)(D)		322	324
Enel Finance International MTN
1.125%, 10/17/2034		225	185
Intesa Sanpaolo
9.125%, EUAMDB05 + 6.262% (C)(D)		430	509
Intesa Sanpaolo MTN
5.125%, 08/29/2031		650	746
4.875%, 05/19/2030		275	311
Italy Buoni Poliennali Del Tesoro
5.000%, 09/01/2040 (A)		1,117	1,281
4.500%, 10/01/2053 (A)		500	531
4.050%, 10/30/2037 (A)		4,024	4,237
3.850%, 09/15/2026		2,167	2,344
3.800%, 08/01/2028		4,515	4,898
3.500%, 03/01/2030 (A)		552	589
2.500%, 12/01/2032		372	360
2.450%, 09/01/2033 (A)		579	552
2.000%, 02/01/2028		702	717
1.450%, 03/01/2036 (A)		555	449
0.950%, 06/01/2032		1,222	1,057
UniCredit
3.127%, H15T1Y + 1.550%, 06/03/2032 (A)(C)		$305	259
			22,339

Japan — 10.8%
Development Bank of Japan
2.300%, 03/19/2026	JPY	180,000	1,154

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
East Japan Railway MTN
4.389%, 09/05/2043	EUR	270	$300
Japan Government Forty Year Bond
1.000%, 03/20/2062	JPY	229,500	962
Japan Government Ten Year Bond
0.100%, 12/20/2026		542,700	3,353
0.100%, 09/20/2027		480,500	2,958
0.100%, 12/20/2031		1,468,800	8,669
Japan Government Thirty Year Bond
2.300%, 03/20/2040		756,950	5,164
0.800%, 09/20/2047		223,200	1,083
0.400%, 12/20/2049		824,700	3,445
Japan Government Thirty Year Bond, Ser 29
2.400%, 09/20/2038		50,650	352
Japan Government Thirty Year Bond, Ser 30
2.300%, 03/20/2039		164,800	1,130
Japan Government Thirty Year Bond, Ser 36
2.000%, 03/20/2042		303,200	1,965
Japan Government Twenty Year Bond
1.800%, 09/20/2031		332,300	2,214
1.700%, 06/20/2033		491,600	3,251
1.400%, 09/20/2034		520,850	3,332
0.900%, 06/20/2042		529,450	2,870
0.500%, 09/20/2036		275,100	1,557
0.200%, 06/20/2036		89,650	491
Japan Government Twenty Year Bond, Ser 144
1.500%, 03/20/2033		8,300	54
Japan Government Two Year Bond
0.100%, 01/01/2026		249,400	1,547
Mizuho Financial Group
0.470%, 09/06/2029 (C)	EUR	259	244
Nomura Holdings
5.783%, 07/03/2034		$460	459
NTT Finance
1.162%, 04/03/2026 (A)		345	321
			46,875

Jersey — 0.1%
Aptiv
4.250%, 06/11/2036	EUR	391	414

Luxembourg — 0.2%
Eurofins Scientific
4.750%, 09/06/2030		660	709
JAB Holdings BV
4.750%, 06/29/2032		300	336
			1,045

Malaysia — 1.3%
Malaysia Government Bond
4.642%, 11/07/2033	MYR	242	54
4.457%, 03/31/2053		182	40
4.392% 04/15/2026		2,816	607
4.232%, 06/30/2031		2,826	614

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
4.065%, 06/15/2050	MYR	908	$188
3.955%, 09/15/2025		3,054	652
3.906%, 07/15/2026		2,953	632
3.885%, 08/15/2029		2,790	597
3.828%, 07/05/2034		1,448	306
3.757%, 05/22/2040		1,066	218
3.733%, 06/15/2028		2,316	493
3.519%, 04/20/2028		1,879	397
3.502% 05/31/2027		3,247	687
2.632%, 04/15/2031		1,040	205
			5,690

Mexico — 3.4%
Mexican Bonos
8.500%, 03/01/2029	MXN	16,181	833
8.000%, 11/07/2047		29,670	1,330
8.000%, 07/31/2053		16,280	721
7.750%, 11/23/2034		36,491	1,720
7.750%, 11/13/2042		41,943	1,854
7.500% 06/03/2027		27,201	1,385
7.500%, 05/26/2033		9,752	458
7.000%, 09/03/2026		5,143	262
5.500%, 03/04/2027		8,910	433
Mexican Bonos, Ser M20
7.750% 05/29/2031		9,713	475
Mexican Bonos, Ser M30
10.000% 11/20/2036		43,127	2,378
8.500%, 11/18/2038		2,948	143
Mexico Government International Bond
4.000%, 03/15/2115	EUR	2,800	2,207
2.875%, 04/08/2039		280	233
Petroleos Mexicanos
6.700%, 02/16/2032		$57	47
6.500%, 03/13/2027		130	124
			14,603

Netherlands — 1.4%
ABN AMRO Bank
4.375% (C)(D)	EUR	200	209
Cooperatieve Rabobank UA
4.375% (C)(D)		200	204
Cooperatieve Rabobank UA MTN
4.625%, EUR003M + 1.550%, 01/27/2028 (C)		200	219
1.250%, 05/31/2032		300	281
ING Groep
3.869%, SOFRRATE + 1.640%, 03/28/2026 (C)		$505	498
ING Groep MTN
2.125%, 05/26/2031 (C)	EUR	300	309
Nederlandse Waterschapsbank MTN
0.000%, 11/16/2026 (E)		632	630
Netherlands Government Bond (A)
4.000%, 01/15/2037		236	282

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
2.500%, 01/15/2030	EUR	1,217	$1,290
2.500%, 01/15/2033		924	972
0.240%, 01/15/2038		1,302	943
0.118%, 01/15/2052		284	142
			5,979

New Zealand — 1.7%
New Zealand Government Bond
5.000%, 05/15/2054	NZD	1,380	840
4.500%, 04/15/2027		1,965	1,192
4.500%, 05/15/2030		212	129
4.250%, 05/15/2034		647	381
3.000%, 04/20/2029		1,060	603
2.750%, 04/15/2037		260	127
2.750%, 05/15/2051		332	136
2.500%, 09/20/2040		839	626
1.750%, 05/15/2041		231	89
1.500%, 05/15/2031		191	95
0.250%, 05/15/2028		1,447	748
New Zealand Government Inflation Linked Bond
2.500%, 09/20/2035		2,214	1,723
New Zealand Local Government Funding Agency Bond
4.500%, 04/15/2027		803	483
			7,172

Norway — 1.5%
Norway Government Bond (A)
3.625%, 04/13/2034	NOK	6,820	639
3.625%, 05/31/2039		845	80
3.000%, 08/15/2033		1,523	136
2.125%, 05/18/2032		5,410	456
2.000%, 04/26/2028		2,624	232
1.750%, 02/17/2027		15,860	1,417
1.750%, 09/06/2029		6,784	581
1.500%, 02/19/2026		3,128	282
1.375%, 08/19/2030		9,861	812
1.250%, 09/17/2031		15,646	1,250
Var Energi
7.862%, EUAMDB05 + 4.765%, 11/15/2083 (C)	EUR	510	592
			6,477

Poland — 0.1%
Republic of Poland Government Bond
6.000%, 10/25/2033	PLN	1,029	262
1.750%, 04/25/2032		719	136
			398

Portugal — 0.3%
EDP - Energias de Portugal
1.875%, 08/02/2081 (C)	EUR	200	203
Portugal Obrigacoes do Tesouro OT (A)
2.875%, 10/20/2034		408	423
1.950%, 06/15/2029		746	768

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
1.000%, 04/12/2052	EUR	200	$115
			1,509

Romania — 1.9%
Romania Government Bond
7.900%, 02/24/2038	RON	115	27
4.850%, 07/25/2029		665	132
4.750%, 10/11/2034		665	121
3.650%, 07/28/2025		1,540	324
Romanian Government International Bond
2.625%, 12/02/2040	EUR	2,750	1,909
Romanian Government International Bond MTN
5.625%, 02/22/2036		422	441
5.500%, 09/18/2028		900	990
3.875%, 10/29/2035		315	284
3.375%, 01/28/2050		680	483
2.750%, 04/14/2041		2,724	1,892
2.000%, 04/14/2033		1,429	1,149
1.750%, 07/13/2030		618	541
			8,293

Singapore — 1.7%
Singapore Government Bond
3.500%, 03/01/2027	SGD	1,821	1,350
3.375%, 09/01/2033		472	353
3.375%, 05/01/2034		287	215
2.875%, 09/01/2030		139	101
2.750%, 04/01/2042		301	210
2.750%, 03/01/2046		142	99
2.375%, 06/01/2025		3,804	2,774
2.250%, 08/01/2036		1,275	851
2.125%, 06/01/2026		1,987	1,431
1.875%, 10/01/2051		274	157
			7,541

Slovak Republic — 0.1%
Slovakia Government Bond
4.000%, 10/19/2032	EUR	389	428

Slovenia — 0.1%
Slovenia Government Bond
1.250%, 03/22/2027		556	570

South Korea — 1.6%
Korea Treasury Bond
3.375%, 06/10/2032	KRW	944,670	691
3.125%, 09/10/2027		1,609,520	1,166
2.625%, 09/10/2035		700,180	477
2.000%, 06/10/2031		2,185,590	1,465
1.875%, 06/10/2029		450,460	307
1.500%, 12/10/2026		738,360	515
1.500%, 12/10/2030		1,796,420	1,173
1.250%, 03/10/2026		101,780	72

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
1.125%, 09/10/2025	KRW	1,241,620	$879
			6,745

Spain — 4.5%
Abertis Infraestructuras Finance BV
3.248% (C)(D)	EUR	900	938
Banco Santander
0.250%, 07/10/2029		400	369
Banco Santander MTN
5.750%, EUSA5 + 2.850%, 08/23/2033 (C)		300	336
CaixaBank
1.250%, 01/11/2027		300	305
CaixaBank MTN
5.000%, EUR003M + 1.650%, 07/19/2029 (C)		200	223
Cepsa Finance MTN
4.125%, 04/11/2031		600	630
Iberdrola Finanzas MTN
4.871%, EUAMDB05 + 2.281% (C)(D)		500	543
Spain Government Bond
6.000%, 01/31/2029		80	97
4.700%, 07/30/2041 (A)		670	802
3.500%, 05/31/2029		2,923	3,196
3.450%, 10/31/2034 (A)		490	527
3.450%, 07/30/2043 (A)		1,109	1,124
3.250%, 04/30/2034 (A)		1,242	1,318
2.800%, 05/31/2026		3,755	3,997
2.500%, 05/31/2027		861	909
2.350%, 07/30/2033 (A)		438	435
1.950%, 07/30/2030 (A)		157	158
1.900%, 10/31/2052 (A)		728	512
1.850%, 07/30/2035 (A)		504	461
1.400%, 04/30/2028 (A)		1,537	1,552
0.600%, 10/31/2029 (A)		597	564
0.500%, 04/30/2030 (A)		353	327
			19,323

Supra-National — 7.0%
Asian Development Bank MTN
2.350%, 06/21/2027	JPY	410,000	2,700
European Financial Stability Facility MTN
1.800%, 07/10/2048	EUR	405	327
European Investment Bank
4.125%, 02/13/2034		$498	484
2.875%, 01/12/2033	EUR	1,015	1,077
1.900%, 01/26/2026	JPY	50,000	319
European Investment Bank MTN
0.500%, 11/13/2037	EUR	945	723
European Union
3.250%, 07/04/2034		1,073	1,161
3.000%, 03/04/2053		2,500	2,435
2.750%, 02/04/2033		2,000	2,094

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
European Union MTN
3.750%, 04/04/2042	EUR	872	$981
3.125%, 12/04/2030		1,900	2,050
European Union Bill
0.000%, 08/09/2024 (F)		6,000	6,406
0.000%, 09/06/2024 (F)		5,000	5,323
0.000%, 10/04/2024 (F)		4,000	4,247
			30,327

Sweden — 0.2%
Sweden Government Bond
1.750%, 11/11/2033	SEK	3,645	331
Sweden Inflation Linked Bond
0.125%, 12/01/2027		2,615	408
			739

Switzerland — 1.2%
Government of Switzerland
3.500%, 04/08/2033	CHF	1,514	2,108
1.500%, 04/30/2042		408	525
UBS Group
9.250%, H15T5Y + 4.745% (A)(C)(D)		$237	255
7.750%, EUAMDB01 + 4.950%, 03/01/2029 (C)	EUR	1,095	1,326
2.875%, EUSA1 + 1.950%, 04/02/2032 (C)		880	882
UBS Group MTN
4.625%, EUAMDB01 + 1.150%, 03/17/2028 (C)		265	290
			5,386

Thailand — 0.2%
Thailand Government Bond
4.675%, 06/29/2044	THB	2,840	92
4.000%, 06/17/2055		6,626	196
1.875%, 06/17/2049		8,576	174
1.000%, 06/17/2027		19,200	502
			964

United Kingdom — 3.3%
Barclays
6.375%, GUKG5 + 6.016% (C)(D)	GBP	210	258
Barclays MTN
5.262%, EUSA1 + 2.550%, 01/29/2034 (C)	EUR	250	286
Cadent Finance MTN
3.750%, 04/16/2033		390	409
0.750%, 03/11/2032		355	303
Centrica MTN
4.375%, 03/13/2029	GBP	179	220
CK Hutchison Group Telecom Finance
2.625%, 10/17/2034		260	240
HSBC Holdings
6.364%, EUSA5 + 3.300%, 11/16/2032 (C)	EUR	249	283

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Motability Operations Group MTN
3.625%, 07/24/2029	EUR	920	$984
National Grid MTN
4.275%, 01/16/2035		370	402
Standard Chartered
7.101%, US0003M + 1.510%, 07/30/2172 (A)(C)(D)		$200	189
United Kingdom Gilt
4.500%, 06/07/2028	GBP	673	860
4.500%, 12/07/2042		135	168
4.375%, 07/31/2054		1,260	1,519
4.250%, 06/07/2032		563	721
4.250%, 12/07/2040		24	30
4.250%, 12/07/2049		393	467
4.125%, 07/22/2029		563	713
4.000%, 10/22/2063		768	868
3.750%, 10/22/2053		487	526
3.500%, 01/22/2045		1,987	2,137
3.250%, 01/22/2044		26	27
1.250%, 07/31/2051		3,545	2,165
United Kingdom Inflation-Linked Gilt
0.750%, 11/22/2033		350	464
			14,239

United States — 4.0%
American Tower
1.300%, 09/15/2025		$535	508
Amgen
5.150%, 03/02/2028		205	205
AT&T
3.950%, 04/30/2031	EUR	108	117
3.550% 12/17/2032		106	112
1.650%, 02/01/2028		$870	773
AutoZone
6.250%, 11/01/2028		35	36
Bank of America MTN
3.384%, SOFRRATE + 1.330%, 04/02/2026 (C)		700	687
Becton Dickinson
3.828%, 06/07/2032	EUR	243	262
Becton Dickinson Euro Finance Sarl
4.029%, 06/07/2036		447	480
CCO Holdings
4.500%, 06/01/2033 (A)		$127	100
Charter Communications Operating
6.100%, 06/01/2029		111	111
Citigroup
4.000%, H15T5Y + 3.597% (C)(D)		71	68
Columbia Pipelines Holding
6.055%, 08/15/2026 (A)		120	121
Comcast
0.000%, 09/14/2026 (E)	EUR	450	448
Corebridge Financial
3.500%, 04/04/2025		$330	325

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Diamondback Energy
5.200%, 04/18/2027		$470	$470
Discovery Communications
3.900%, 11/15/2024		665	660
Energy Transfer
6.050%, 09/01/2054		299	295
Ford Motor Credit
6.125%, 05/15/2028	EUR	205	235
GE HealthCare Technologies
5.550%, 11/15/2024		$435	435
Global Payments
4.875%, 03/17/2031	EUR	359	397
Intel
4.875%, 02/10/2026		$250	248
JPMorgan Chase
6.070%, SOFRRATE + 1.330%, 10/22/2027 (C)		230	234
JPMorgan Chase MTN
1.963%, EUR003M + 1.130%, 03/23/2030 (C)	EUR	255	253
Kyndryl Holdings
2.050%, 10/15/2026		$455	420
LKQ Dutch Bond BV
4.125%, 03/13/2031	EUR	265	284
Medtronic
4.150%, 10/15/2043		428	466
4.150%, 10/15/2053		244	264
Medtronic Global Holdings SCA
1.125%, 03/07/2027		400	404
Morgan Stanley
4.813%, EUR003M + 1.762%, 10/25/2028 (C)		435	483
3.790%, EUR003M + 1.037%, 03/21/2030 (C)		136	146
0.406%, 10/29/2027 (C)		370	368
MSD Netherlands Capital BV
3.750%, 05/30/2054		250	260
3.700%, 05/30/2044		320	335
3.500%, 05/30/2037		290	306
New York Life Global Funding MTN
5.000%, 06/06/2029 (A)		$369	368
Pfizer Investment Enterprises Pte
4.450%, 05/19/2026		340	336
Principal Life Global Funding II
1.250%, 06/23/2025 (A)		315	302
Royalty Pharma
5.900%, 09/02/2054		410	396
Santander Holdings USA
6.174%, SOFRRATE + 2.500%, 01/09/2030 (C)		199	201
Simon International Finance SCA
1.125%, 03/19/2033	EUR	670	573

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Southern
5.500%, 03/15/2029		$320	$324
State Street
5.272%, 08/03/2026		225	225
Thermo Fisher Scientific Finance I BV
2.000%, 10/18/2051	EUR	320	234
0.000%, 11/18/2025 (E)		206	210
Toyota Motor Credit MTN
4.050%, 09/13/2029		400	440
TWDC Enterprises 18
2.758%, 10/07/2024	CAD	800	581
Veralto
5.500%, 09/18/2026 (A)		$335	335
Verizon Communications
2.100%, 03/22/2028		445	400
Warnermedia Holdings
4.693%, 05/17/2033	EUR	400	426
Wells Fargo
3.900%, H15T5Y + 3.453% (C)(D)		$91	87
WPC Eurobond BV
1.350%, 04/15/2028	EUR	380	370
			17,124

Total Global Bonds
(Cost $426,944) ($ Thousands)			395,149

U.S. TREASURY OBLIGATIONS — 3.5%
U.S. Treasury Bond
4.250%, 02/15/2054		$498	477
U.S. Treasury Inflation Indexed Bonds
1.750%, 01/15/2034		1,237	1,224
U.S. Treasury Note
5.000%, 10/31/2025		1,800	1,800
United States Treasury Bill
5.319%, 08/22/2024 (F)		7,706	7,648
5.282%, 09/12/2024 (F)		3,406	3,370
United States Treasury Inflation Indexed Bonds
2.125%, 04/15/2029		710	721

Total U.S. Treasury Obligations
(Cost $15,258) ($ Thousands)			15,240

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

International Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 0.2%
Agency Mortgage-Backed Obligations — 0.2%
FHLMC
5.500%, 01/01/2054	$1,024	$1,010

Non-Agency Mortgage-Backed Obligation — 0.0%
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-6, Cl 3A
5.874%, 09/25/2034(C)	6	5
JP Morgan Mortgage Trust, Ser 2004-A5, Cl 3A1
5.194%, 12/25/2034(C)	17	16

		21
Total Mortgage-Backed Securities
(Cost $1,030) ($ Thousands)		1,031

Total Investments in Securities — 94.9%
(Cost $443,232) ($ Thousands)		$411,420

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

International Fixed Income Fund (Continued)

A list of the open futures contracts held by the Fund at June 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Canadian 10-Year Bond	36	Sep-2024	$3,135	$3,159	$35
Euro-Bobl	52	Sep-2024	6,509	6,489	31
Euro-Bund 10-Year Bond	42	Sep-2024	5,955	5,925	(27)
Euro-Buxl	6	Sep-2024	835	837	14
Euro-OAT	3	Sep-2024	397	396	(1)
Euro-Schatz	62	Sep-2024	7,107	7,023	21
Korea 10-Year Bond	53	Sep-2024	4,394	4,413	27
Korea 3-Year Bond	62	Sep-2024	4,735	4,739	11
Long Gilt 10-Year Bond	12	Sep-2024	1,495	1,480	(15)
U.S. 2-Year Treasury Note	95	Sep-2024	19,333	19,401	68
U.S. 5-Year Treasury Note	54	Sep-2024	5,722	5,755	33
U.S. 10-Year Treasury Note	100	Sep-2024	10,889	10,998	109
U.S. Long Treasury Bond	1	Sep-2024	117	118	1
			70,623	70,733	307
Short Contracts
Australian 10-Year Bond	(1)	Sep-2024	$(76)	$(77)	$–
Australian 3-Year Bond	(118)	Sep-2024	(8,332)	(8,311)	34
Canadian 5-Year Bond	(19)	Sep-2024	(1,534)	(1,540)	(11)
Canadian 10-Year Bond	(9)	Sep-2024	(802)	(790)	15
Euro-BTP	(20)	Sep-2024	(2,517)	(2,471)	23
Euro-Bund 10-Year Bond	(46)	Sep-2024	(6,520)	(6,488)	49
Euro-Buxl	(52)	Sep-2024	(7,257)	(7,258)	(105)
Euro-OAT	(45)	Sep-2024	(6,091)	(5,938)	67
Japanese 10-Year Bond	(22)	Sep-2024	(20,144)	(19,538)	34
Japanese 10-Year Government Bond E-MINI	(2)	Sep-2024	(184)	(177)	1
Long Gilt 10-Year Bond	(28)	Sep-2024	(3,475)	(3,453)	(16)
U.S. 2-Year Treasury Note	(1)	Sep-2024	(205)	(205)	–
U.S. Ultra Long Treasury Bond	(21)	Sep-2024	(2,609)	(2,632)	(23)
U.S. Ultra Long Treasury Bond	(9)	Sep-2024	(1,136)	(1,128)	8
Ultra 10-Year U.S. Treasury Note	(30)	Sep-2024	(3,368)	(3,405)	(37)
Ultra 10-Year U.S. Treasury Note	(4)	Sep-2024	(456)	(454)	2
			(64,706)	(63,865)	41
			$5,917	$6,868	$348

A list of the open forward foreign currency contracts held by the Fund at June 30, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
American Skandia Markets	07/17/24	USD	1,188	SEK	12,600	$3
Bank of America	07/02/24	USD	40	CAD	55	—
Bank of America	07/02/24	USD	45	CHF	40	—
Bank of America	07/02/24	NZD	70	USD	43	1
Bank of America	07/02/24	USD	82	GBP	64	(1)
Bank of America	07/02/24	USD	83	MXN	1,540	1
Bank of America	07/02/24	USD	102	ZAR	1,910	3
Bank of America	07/02/24	USD	149	SEK	1,580	—
Bank of America	07/02/24	RON	328	USD	72	1
Bank of America	07/02/24	USD	594	EUR	546	(9)
Bank of America	07/02/24	MXN	1,800	USD	102	4
Bank of America	07/02/24	MXN	8,880	USD	485	(1)
Bank of America	07/02/24	JPY	65,800	USD	421	12

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	08/02/24	USD	44	CAD	60	$—
Bank of America	08/02/24	EUR	157	USD	168	—
Bank of America	08/02/24	RON	328	USD	71	—
Bank of America	08/02/24	USD	420	CHF	375	(1)
Bank of America	08/02/24	HUF	97,745	USD	265	—
Bank of Nova Scotia	07/17/24	EUR	1,744	USD	1,870	—
Barclays PLC	07/02/24	PLN	100	USD	25	—
Barclays PLC	07/02/24	USD	102	ILS	375	(2)
Barclays PLC	07/02/24	USD	136	CZK	3,090	(3)
Barclays PLC	07/02/24	NZD	140	USD	86	—
Barclays PLC	07/02/24	USD	161	THB	5,850	(2)
Barclays PLC	07/02/24	USD	171	NZD	280	(1)
Barclays PLC	07/02/24	SGD	210	USD	155	—
Barclays PLC	07/02/24	GBP	231	USD	294	2
Barclays PLC	07/02/24	USD	287	PLN	1,135	(4)
Barclays PLC	07/02/24	USD	293	SGD	395	(2)
Barclays PLC	07/02/24	USD	294	GBP	231	(2)
Barclays PLC	07/02/24	USD	277	CAD	380	1
Barclays PLC	07/02/24	USD	40	CAD	55	—
Barclays PLC	07/02/24	USD	338	HUF	120,100	(12)
Barclays PLC	07/02/24	CAD	285	USD	209	1
Barclays PLC	07/02/24	CAD	240	USD	175	(1)
Barclays PLC	07/02/24	USD	85	SEK	900	—
Barclays PLC	07/02/24	USD	444	SEK	4,650	(5)
Barclays PLC	07/02/24	CNY	622	USD	86	—
Barclays PLC	07/02/24	USD	210	NOK	2,250	1
Barclays PLC	07/02/24	USD	421	NOK	4,440	(4)
Barclays PLC	07/02/24	USD	167	CHF	150	—
Barclays PLC	07/02/24	USD	482	CHF	430	(4)
Barclays PLC	07/02/24	CHF	415	USD	466	5
Barclays PLC	07/02/24	CHF	455	USD	501	(5)
Barclays PLC	07/02/24	EUR	543	USD	587	5
Barclays PLC	07/02/24	EUR	432	USD	462	(1)
Barclays PLC	07/02/24	USD	1,329	EUR	1,224	(17)
Barclays PLC	07/02/24	USD	983	MXN	18,390	22
Barclays PLC	07/02/24	USD	433	MXN	7,477	(24)
Barclays PLC	07/02/24	RON	1,601	USD	350	5
Barclays PLC	07/02/24	USD	1,740	AUD	2,611	4
Barclays PLC	07/02/24	ZAR	1,850	USD	99	(2)
Barclays PLC	07/02/24	NOK	1,330	USD	126	1
Barclays PLC	07/02/24	NOK	1,340	USD	126	—
Barclays PLC	07/02/24	USD	2,912	JPY	455,700	(79)
Barclays PLC	07/02/24	SEK	9,750	USD	931	10
Barclays PLC	07/02/24	AUD	11,432	USD	7,619	(16)
Barclays PLC	07/02/24	CZK	17,921	USD	789	22
Barclays PLC	07/02/24	THB	4,150	USD	113	—
Barclays PLC	07/02/24	THB	48,914	USD	1,332	(1)
Barclays PLC	07/02/24	MXN	52,738	USD	3,121	237
Barclays PLC	07/02/24	MXN	770	USD	41	(1)
Barclays PLC	07/02/24	JPY	309,700	USD	1,981	55

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Barclays PLC	07/17/24	USD	153	MXN	2,788	$(1)
Barclays PLC	07/17/24	USD	577	COP	2,402,400	1
Barclays PLC	07/17/24	USD	1,580	GBP	1,240	(13)
Barclays PLC	07/17/24	COP	1,432,230	USD	366	21
Barclays PLC	08/02/24	EUR	39	USD	42	—
Barclays PLC	08/02/24	USD	45	CHF	40	—
Barclays PLC	08/02/24	NZD	70	USD	43	—
Barclays PLC	08/02/24	USD	44	CAD	60	—
Barclays PLC	08/02/24	USD	44	CAD	60	—
Barclays PLC	08/02/24	USD	169	JPY	27,000	—
Barclays PLC	08/02/24	USD	884	AUD	1,327	3
Barclays PLC	08/02/24	RON	1,601	USD	345	—
Barclays PLC	08/02/24	AUD	6,586	USD	4,387	(14)
Barclays PLC	08/02/24	THB	37,484	USD	1,023	(1)
BMO Capital	07/02/24	USD	3,697	CNY	26,768	(13)
BNP Paribas	07/02/24	USD	34	HUF	12,100	(1)
BNP Paribas	07/02/24	USD	91	RON	420	(1)
BNP Paribas	07/02/24	RON	220	USD	48	1
BNP Paribas	07/02/24	USD	294	NZD	480	(2)
BNP Paribas	07/02/24	GBP	396	USD	505	5
BNP Paribas	07/02/24	USD	420	GBP	330	(3)
BNP Paribas	07/02/24	ZAR	470	USD	25	(1)
BNP Paribas	07/02/24	USD	13	MXN	230	—
BNP Paribas	07/02/24	USD	481	MXN	8,440	(20)
BNP Paribas	07/02/24	USD	234	SEK	2,490	1
BNP Paribas	07/02/24	USD	380	SEK	3,960	(6)
BNP Paribas	07/02/24	USD	623	CNY	4,515	(1)
BNP Paribas	07/02/24	USD	170	NOK	1,810	—
BNP Paribas	07/02/24	USD	591	NOK	6,210	(7)
BNP Paribas	07/02/24	CAD	805	USD	590	2
BNP Paribas	07/02/24	NZD	820	USD	505	5
BNP Paribas	07/02/24	USD	1,179	AUD	1,775	6
BNP Paribas	07/02/24	USD	166	CHF	150	1
BNP Paribas	07/02/24	USD	1,014	CHF	905	(7)
BNP Paribas	07/02/24	AUD	1,650	USD	1,096	(6)
BNP Paribas	07/02/24	USD	838	CAD	1,150	3
BNP Paribas	07/02/24	USD	1,339	CAD	1,830	(2)
BNP Paribas	07/02/24	CHF	1,535	USD	1,724	16
BNP Paribas	07/02/24	CHF	975	USD	1,071	(14)
BNP Paribas	07/02/24	CZK	2,890	USD	127	3
BNP Paribas	07/02/24	PLN	2,908	USD	742	19
BNP Paribas	07/02/24	USD	3,074	JPY	480,346	(88)
BNP Paribas	07/02/24	MXN	2,110	USD	119	3
BNP Paribas	07/02/24	MXN	1,060	USD	57	(1)
BNP Paribas	07/02/24	USD	441	EUR	412	—
BNP Paribas	07/02/24	USD	2,953	EUR	2,715	(43)
BNP Paribas	07/02/24	NOK	7,085	USD	673	8
BNP Paribas	07/02/24	MYR	7,207	USD	1,531	4
BNP Paribas	07/02/24	SEK	17,697	USD	1,680	9
BNP Paribas	07/02/24	EUR	65,674	USD	71,555	1,169

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
BNP Paribas	07/02/24	JPY	6,470,687	USD	41,489	$1,264
BNP Paribas	07/17/24	USD	1,172	ZAR	21,815	22
BNP Paribas	07/17/24	USD	1,183	EUR	1,100	(3)
BNP Paribas	07/17/24	CAD	14,700	USD	10,763	15
BNP Paribas	07/17/24	CNY	40,000	USD	5,622	60
BNP Paribas	08/02/24	USD	43	RON	200	—
BNP Paribas	08/02/24	USD	84	SEK	890	—
BNP Paribas	08/02/24	USD	85	GBP	67	—
BNP Paribas	08/02/24	USD	99	ZAR	1,840	1
BNP Paribas	08/02/24	CAD	115	USD	84	—
BNP Paribas	08/02/24	USD	168	CAD	230	—
BNP Paribas	08/02/24	USD	169	JPY	26,900	(1)
BNP Paribas	08/02/24	GBP	194	USD	245	—
BNP Paribas	08/02/24	USD	340	AUD	510	1
BNP Paribas	08/02/24	ILS	495	USD	133	2
BNP Paribas	08/02/24	AUD	1,015	USD	677	(1)
BNP Paribas	08/02/24	MYR	7,207	USD	1,536	6
BNP Paribas	08/02/24	JPY	27,000	USD	169	—
BNP Paribas	08/02/24	EUR	46,250	USD	49,675	39
BNP Paribas	08/02/24	EUR	157	USD	168	—
BNP Paribas	04/16/25	HKD	2,535	USD	326	—
Brown Brothers Harriman	07/17/24	USD	2,334	AUD	3,500	4
Brown Brothers Harriman	07/17/24	EUR	23,350	USD	25,334	290
Citigroup	07/02/24	USD	54	HUF	19,200	(2)
Citigroup	07/02/24	USD	77	RON	355	(1)
Citigroup	07/02/24	USD	84	CAD	115	—
Citigroup	07/02/24	USD	142	CZK	3,240	(4)
Citigroup	07/02/24	USD	93	MXN	1,740	2
Citigroup	07/02/24	USD	50	MXN	840	(4)
Citigroup	07/02/24	USD	152	SGD	205	(1)
Citigroup	07/02/24	EUR	155	USD	168	2
Citigroup	07/02/24	PLN	165	USD	42	1
Citigroup	07/02/24	USD	169	NZD	275	(1)
Citigroup	07/02/24	USD	169	NOK	1,800	1
Citigroup	07/02/24	USD	168	SEK	1,780	—
Citigroup	07/02/24	USD	84	SEK	880	(1)
Citigroup	07/02/24	NZD	275	USD	168	1
Citigroup	07/02/24	USD	289	JPY	44,900	(10)
Citigroup	07/02/24	USD	428	CHF	380	(5)
Citigroup	07/02/24	AUD	535	USD	355	(2)
Citigroup	07/02/24	NOK	890	USD	84	1
Citigroup	07/02/24	USD	1,114	GBP	880	(2)
Citigroup	07/02/24	SEK	2,210	USD	211	2
Citigroup	07/02/24	RON	3,143	USD	687	10
Citigroup	07/02/24	MXN	6,520	USD	376	19
Citigroup	07/02/24	MXN	700	USD	37	(1)
Citigroup	07/02/24	JPY	114,900	USD	736	22
Citigroup	07/03/24	CAD	2,208	USD	1,613	—
Citigroup	07/17/24	USD	144	COP	598,977	—
Citigroup	07/17/24	USD	270	CNY	1,919	(3)

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	07/17/24	USD	380	ZAR	7,173	$13
Citigroup	07/17/24	CHF	1,000	USD	1,100	(16)
Citigroup	07/17/24	USD	1,580	EUR	1,473	—
Citigroup	07/17/24	EUR	69,600	USD	75,657	1,008
Citigroup	07/17/24	IDR	12,993,130	USD	790	(4)
Citigroup	08/02/24	USD	45	CHF	40	—
Citigroup	08/02/24	USD	83	MXN	1,530	1
Citigroup	08/02/24	GBP	133	USD	169	1
Citigroup	08/02/24	USD	168	EUR	157	—
Citigroup	08/02/24	MXN	750	USD	41	—
Citigroup	08/02/24	SEK	1,760	USD	168	2
Citigroup	08/02/24	DKK	2,471	USD	356	—
Citigroup	08/02/24	RON	2,788	USD	601	1
Citigroup	09/26/24	USD	85	CNY	615	1
Citigroup	06/20/25	CNY	615	USD	87	—
Commonwealth Bank Of Australia	07/02/24	USD	439	AUD	660	1
Commonwealth Bank Of Australia	07/02/24	GBP	1,557	USD	1,983	14
Commonwealth Bank Of Australia	07/02/24	USD	2,121	EUR	1,950	(31)
Credit Agricole	07/02/24	EUR	138	USD	150	2
Credit Agricole	07/02/24	CNY	1,200	USD	166	1
Goldman Sachs	07/02/24	USD	25	RON	116	—
Goldman Sachs	07/02/24	USD	67	CZK	1,530	(2)
Goldman Sachs	07/02/24	USD	100	ZAR	1,890	4
Goldman Sachs	07/02/24	ILS	155	USD	42	1
Goldman Sachs	07/02/24	GBP	165	USD	210	2
Goldman Sachs	07/02/24	USD	167	CAD	230	—
Goldman Sachs	07/02/24	USD	169	AUD	255	1
Goldman Sachs	07/02/24	USD	171	NZD	275	(3)
Goldman Sachs	07/02/24	CHF	220	USD	248	3
Goldman Sachs	07/02/24	CAD	115	USD	84	—
Goldman Sachs	07/02/24	CAD	115	USD	84	—
Goldman Sachs	07/02/24	USD	386	NOK	4,080	(3)
Goldman Sachs	07/02/24	NZD	410	USD	252	2
Goldman Sachs	07/02/24	ZAR	690	USD	38	—
Goldman Sachs	07/02/24	USD	216	SEK	2,300	2
Goldman Sachs	07/02/24	USD	504	SEK	5,290	(5)
Goldman Sachs	07/02/24	USD	358	MXN	6,650	5
Goldman Sachs	07/02/24	USD	423	MXN	7,290	(25)
Goldman Sachs	07/02/24	USD	868	GBP	681	(7)
Goldman Sachs	07/02/24	USD	1,148	CHF	1,045	15
Goldman Sachs	07/02/24	CZK	1,500	USD	66	2
Goldman Sachs	07/02/24	EUR	1,832	USD	1,980	16
Goldman Sachs	07/02/24	EUR	157	USD	168	—
Goldman Sachs	07/02/24	NOK	1,775	USD	168	1
Goldman Sachs	07/02/24	NOK	2,230	USD	208	(1)
Goldman Sachs	07/02/24	SEK	5,290	USD	505	6
Goldman Sachs	07/02/24	HUF	8,900	USD	25	1
Goldman Sachs	07/02/24	MXN	8,990	USD	507	15
Goldman Sachs	07/02/24	MXN	1,220	USD	65	(1)
Goldman Sachs	07/02/24	USD	12,828	JPY	2,003,700	(372)

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	07/02/24	USD	18,654	EUR	17,174	$(248)
Goldman Sachs	07/02/24	JPY	98,900	USD	633	18
Goldman Sachs	07/16/24	INR	49,400	USD	594	2
Goldman Sachs	07/17/24	USD	1,260	MXN	23,727	34
Goldman Sachs	07/17/24	USD	131	MXN	2,363	(2)
Goldman Sachs	07/17/24	PEN	2,200	USD	589	15
Goldman Sachs	08/02/24	USD	25	RON	116	—
Goldman Sachs	08/02/24	USD	149	MXN	2,700	(2)
Goldman Sachs	08/02/24	AUD	255	USD	170	(1)
Goldman Sachs	08/02/24	CNY	2,577	USD	354	(7)
Goldman Sachs	08/02/24	JPY	40,600	USD	254	1
HSBC	07/17/24	ZAR	10,204	USD	550	(8)
JPMorgan Chase Bank	07/02/24	NZD	15	USD	9	—
JPMorgan Chase Bank	07/02/24	USD	83	NZD	135	(1)
JPMorgan Chase Bank	07/02/24	USD	93	CZK	2,110	(3)
JPMorgan Chase Bank	07/02/24	USD	168	CHF	150	(1)
JPMorgan Chase Bank	07/02/24	USD	169	NOK	1,780	(2)
JPMorgan Chase Bank	07/02/24	USD	206	RON	945	(3)
JPMorgan Chase Bank	07/02/24	SGD	240	USD	178	1
JPMorgan Chase Bank	07/02/24	USD	210	SEK	2,230	1
JPMorgan Chase Bank	07/02/24	USD	128	SEK	1,330	(2)
JPMorgan Chase Bank	07/02/24	USD	338	EUR	310	(6)
JPMorgan Chase Bank	07/02/24	CHF	150	USD	169	2
JPMorgan Chase Bank	07/02/24	CHF	195	USD	216	(1)
JPMorgan Chase Bank	07/02/24	USD	355	MXN	6,060	(24)
JPMorgan Chase Bank	07/02/24	USD	381	AUD	575	3
JPMorgan Chase Bank	07/02/24	USD	663	CNY	4,804	(2)
JPMorgan Chase Bank	07/02/24	GBP	767	USD	977	7
JPMorgan Chase Bank	07/02/24	EUR	862	USD	936	12
JPMorgan Chase Bank	07/02/24	ILS	885	USD	241	6
JPMorgan Chase Bank	07/02/24	USD	1,210	JPY	189,100	(34)
JPMorgan Chase Bank	07/02/24	USD	1,507	GBP	1,184	(10)
JPMorgan Chase Bank	07/02/24	RON	1,562	USD	341	5
JPMorgan Chase Bank	07/02/24	NOK	1,790	USD	168	—
JPMorgan Chase Bank	07/02/24	MXN	3,020	USD	169	4
JPMorgan Chase Bank	07/02/24	SEK	3,110	USD	297	4
JPMorgan Chase Bank	07/02/24	JPY	111,900	USD	718	22
JPMorgan Chase Bank	07/03/24	USD	1,075	PEN	4,076	(11)
JPMorgan Chase Bank	07/03/24	PEN	4,076	USD	1,088	24
JPMorgan Chase Bank	07/08/24	USD	3,165	CNY	22,833	(11)
JPMorgan Chase Bank	07/08/24	CNY	22,833	USD	3,130	(24)
JPMorgan Chase Bank	07/12/24	EUR	25,601	USD	27,800	350
JPMorgan Chase Bank	07/22/24	IDR	111,982,289	USD	6,865	22
JPMorgan Chase Bank	07/23/24	CAD	1,500	USD	1,095	(2)
JPMorgan Chase Bank	07/29/24	COP	1,051,034	USD	256	4
JPMorgan Chase Bank	07/29/24	JPY	2,222,574	USD	14,168	291
JPMorgan Chase Bank	08/02/24	USD	36	PLN	145	—
JPMorgan Chase Bank	08/02/24	EUR	157	USD	169	—
JPMorgan Chase Bank	08/02/24	USD	168	CHF	150	—
JPMorgan Chase Bank	08/02/24	USD	84	SEK	890	—

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	08/02/24	USD	84	SEK	890	$—
JPMorgan Chase Bank	08/02/24	USD	169	AUD	255	1
JPMorgan Chase Bank	08/02/24	CAD	230	USD	168	—
JPMorgan Chase Bank	08/02/24	RON	617	USD	133	—
JPMorgan Chase Bank	08/02/24	AUD	640	USD	428	1
JPMorgan Chase Bank	08/02/24	AUD	250	USD	167	—
JPMorgan Chase Bank	08/02/24	SGD	1,537	USD	1,136	—
JPMorgan Chase Bank	08/02/24	PEN	4,076	USD	1,075	10
JPMorgan Chase Bank	08/19/24	ILS	8,998	USD	2,416	21
JPMorgan Chase Bank	08/19/24	THB	99,560	USD	2,712	(13)
JPMorgan Chase Bank	08/26/24	USD	1,142	HUF	409,889	(31)
JPMorgan Chase Bank	08/29/24	USD	85	CNY	613	1
JPMorgan Chase Bank	09/03/24	CNY	50,597	USD	7,027	(62)
JPMorgan Chase Bank	09/03/24	CZK	70,895	USD	3,112	73
JPMorgan Chase Bank	09/03/24	THB	102,311	USD	2,801	(3)
JPMorgan Chase Bank	09/09/24	CAD	2,252	USD	1,647	(2)
JPMorgan Chase Bank	09/09/24	USD	4,106	GBP	3,228	(24)
JPMorgan Chase Bank	09/09/24	USD	5,171	NOK	54,439	(47)
JPMorgan Chase Bank	09/09/24	CHF	5,783	USD	6,432	(61)
JPMorgan Chase Bank	09/09/24	AUD	8,312	USD	5,526	(34)
JPMorgan Chase Bank	09/09/24	CNY	8,640	USD	1,199	(11)
JPMorgan Chase Bank	09/09/24	USD	10,602	SEK	112,182	33
JPMorgan Chase Bank	09/09/24	SGD	15,738	USD	11,695	40
JPMorgan Chase Bank	09/09/24	NZD	23,509	USD	14,356	38
JPMorgan Chase Bank	09/09/24	MXN	152,556	USD	8,869	616
JPMorgan Chase Bank	09/09/24	KRW	1,694,775	USD	1,237	2
JPMorgan Chase Bank	09/16/24	USD	240	PLN	950	(4)
JPMorgan Chase Bank	09/27/24	USD	3,149	CNY	22,833	50
JPMorgan Chase Bank	04/17/25	HKD	2,530	USD	326	(1)
JPMorgan Chase Bank	05/22/25	CNY	613	USD	87	—
Merrill Lynch	07/17/24	USD	304	ZAR	5,720	9
Merrill Lynch	07/17/24	EUR	2,180	JPY	368,897	(39)
Merrill Lynch	07/17/24	JPY	371,872	EUR	2,200	41
Merrill Lynch	07/17/24	JPY	2,053,000	USD	13,179	381
Midland Walwyn Capital Inc.	07/02/24	RON	119	USD	26	—
Midland Walwyn Capital Inc.	07/02/24	USD	132	DKK	900	(2)
Midland Walwyn Capital Inc.	07/02/24	USD	254	SEK	2,640	(5)
Midland Walwyn Capital Inc.	07/02/24	USD	339	JPY	52,900	(10)
Midland Walwyn Capital Inc.	07/02/24	CAD	465	USD	338	(2)
Midland Walwyn Capital Inc.	07/02/24	USD	602	MYR	2,819	(4)
Midland Walwyn Capital Inc.	07/02/24	ZAR	1,920	USD	102	(4)
Midland Walwyn Capital Inc.	08/02/24	RON	119	USD	26	—
Midland Walwyn Capital Inc.	08/02/24	AUD	250	USD	167	—
Midland Walwyn Capital Inc.	08/02/24	USD	600	MYR	2,819	(2)
Midland Walwyn Capital Inc.	08/02/24	CZK	10,431	USD	451	4
Morgan Stanley	07/02/24	USD	17	HUF	6,000	—
Morgan Stanley	07/02/24	GBP	33	USD	42	—
Morgan Stanley	07/02/24	USD	43	NZD	70	—
Morgan Stanley	07/02/24	USD	45	CHF	40	—
Morgan Stanley	07/02/24	CAD	60	USD	44	—

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	07/02/24	USD	84	GBP	66	$(1)
Morgan Stanley	07/02/24	USD	84	JPY	13,300	(2)
Morgan Stanley	07/02/24	USD	85	EUR	78	(1)
Morgan Stanley	07/02/24	USD	86	SGD	115	(1)
Morgan Stanley	07/02/24	USD	88	SEK	940	—
Morgan Stanley	07/02/24	USD	108	PLN	425	(3)
Morgan Stanley	07/02/24	USD	122	ILS	450	(2)
Morgan Stanley	07/02/24	USD	169	AUD	255	1
Morgan Stanley	07/02/24	USD	211	NOK	2,220	(2)
Morgan Stanley	07/02/24	ILS	280	USD	76	2
Morgan Stanley	07/02/24	SGD	290	USD	215	1
Morgan Stanley	07/02/24	USD	168	CAD	230	—
Morgan Stanley	07/02/24	USD	154	CAD	210	—
Morgan Stanley	07/02/24	USD	184	MXN	3,400	2
Morgan Stanley	07/02/24	USD	242	MXN	4,110	(17)
Morgan Stanley	07/02/24	NZD	475	USD	291	1
Morgan Stanley	07/02/24	USD	521	RON	2,383	(8)
Morgan Stanley	07/02/24	CHF	525	USD	591	7
Morgan Stanley	07/02/24	CHF	115	USD	127	(1)
Morgan Stanley	07/02/24	AUD	760	USD	506	(2)
Morgan Stanley	07/02/24	MXN	1,430	USD	81	3
Morgan Stanley	07/02/24	ZAR	2,250	USD	122	(1)
Morgan Stanley	07/02/24	CZK	2,890	USD	127	3
Morgan Stanley	07/02/24	NOK	11,708	USD	1,112	13
Morgan Stanley	07/02/24	JPY	72,200	USD	464	15
Morgan Stanley	07/02/24	HUF	256,945	USD	724	27
Morgan Stanley	07/17/24	USD	97	HUF	35,000	(2)
Morgan Stanley	07/17/24	USD	152	MXN	2,827	3
Morgan Stanley	07/17/24	USD	304	ZAR	5,681	7
Morgan Stanley	07/17/24	GBP	1,194	EUR	1,400	(8)
Morgan Stanley	07/17/24	USD	1,200	IDR	19,322,520	(20)
Morgan Stanley	07/17/24	EUR	1,411	GBP	1,194	(4)
Morgan Stanley	07/17/24	CHF	1,452	EUR	1,500	(11)
Morgan Stanley	07/17/24	USD	5,054	CAD	6,900	(9)
Morgan Stanley	07/17/24	USD	6,377	GBP	5,000	(56)
Morgan Stanley	07/17/24	USD	9,619	JPY	1,500,000	(268)
Morgan Stanley	07/17/24	CLP	396,875	USD	422	2
Morgan Stanley	08/02/24	USD	83	MXN	1,530	1
Morgan Stanley	08/02/24	USD	130	CAD	178	—
Morgan Stanley	08/02/24	USD	396	NZD	651	1
Morgan Stanley	08/02/24	USD	514	RON	2,383	—
Morgan Stanley	08/02/24	CZK	780	USD	34	—
Morgan Stanley	08/02/24	USD	169	JPY	27,000	—
Morgan Stanley	08/02/24	USD	1,411	JPY	225,346	(3)
Morgan Stanley	08/02/24	NZD	2,410	USD	1,465	(3)
Morgan Stanley	08/02/24	CAD	10,277	USD	7,514	(3)
Morgan Stanley	08/02/24	JPY	4,163,487	USD	26,063	50
Morgan Stanley	05/12/25	HKD	4,185	USD	540	—
National Bank of Australia	08/02/24	AUD	255	USD	171	—
NatWest Markets, Inc.	07/17/24	USD	390	IDR	6,345,346	(2)

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
NatWest Markets, Inc.	07/17/24	EUR	1,450	NOK	16,555	$1
NatWest Markets, Inc.	07/17/24	EUR	1,468	USD	1,600	26
Nomura Securities International	07/02/24	USD	170	JPY	26,400	(5)
Nomura Securities International	07/17/24	USD	1,570	EUR	1,463	(1)
RBC	07/02/24	USD	66	PLN	265	—
RBC	07/02/24	USD	84	NOK	880	(1)
RBC	07/02/24	USD	169	GBP	132	(2)
RBC	07/02/24	GBP	169	USD	216	2
RBC	07/02/24	USD	194	CZK	4,420	(5)
RBC	07/02/24	USD	197	CHF	175	(2)
RBC	07/02/24	USD	306	CAD	420	1
RBC	07/02/24	USD	443	JPY	69,500	(11)
RBC	07/02/24	USD	471	EUR	433	(7)
RBC	07/02/24	EUR	505	USD	548	7
RBC	07/02/24	EUR	156	USD	167	—
RBC	07/02/24	CAD	13,454	USD	9,869	37
RBC	07/02/24	CAD	60	USD	44	—
RBC	08/02/24	USD	73	NZD	120	—
RBC	08/02/24	PLN	135	USD	34	—
Santander	07/17/24	EUR	15,700	USD	17,072	233
Santander	07/17/24	COP	6,250,480	USD	1,600	96
Santander	08/02/24	USD	3,100	BRL	16,053	(221)
SCB Securities	07/02/24	MYR	4,371	USD	929	2
SCB Securities	08/02/24	MYR	4,371	USD	931	3
SCB Securities	06/18/25	HKD	2,635	USD	340	—
Skandinavisk Enskil	07/17/24	NOK	16,509	EUR	1,450	4
Societe Generale	07/02/24	USD	41	MXN	720	(2)
Societe Generale	07/02/24	USD	41	NOK	440	—
Societe Generale	07/02/24	CAD	55	USD	40	—
Societe Generale	07/02/24	EUR	155	USD	169	3
Societe Generale	07/02/24	USD	168	EUR	155	(2)
Societe Generale	07/02/24	CHF	225	USD	253	3
Societe Generale	07/02/24	USD	83	CHF	75	1
Societe Generale	07/02/24	USD	336	CHF	300	(2)
Societe Generale	07/02/24	MXN	750	USD	43	2
Societe Generale	07/02/24	MXN	770	USD	41	(1)
Standard Chartered	07/16/24	USD	591	INR	49,330	—
Standard Chartered	07/17/24	USD	581	PEN	2,185	(11)
Standard Chartered	07/17/24	CNY	45,642	USD	6,414	68
State Street	07/02/24	USD	44	CAD	60	—
State Street	07/02/24	USD	40	CAD	55	—
State Street	07/02/24	USD	42	SEK	450	—
State Street	07/02/24	USD	42	SEK	440	—
State Street	07/02/24	GBP	99	USD	126	1
State Street	07/02/24	USD	169	GBP	132	(2)
State Street	07/02/24	USD	191	THB	7,000	—
State Street	07/02/24	USD	211	JPY	33,200	(4)
State Street	07/02/24	USD	213	CHF	190	(1)
State Street	07/02/24	AUD	250	USD	167	—
State Street	07/02/24	NZD	275	USD	169	2

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
State Street	07/02/24	USD	378	EUR	350	$(3)
State Street	07/02/24	CHF	260	USD	292	2
State Street	07/02/24	CHF	135	USD	150	—
State Street	07/02/24	USD	398	AUD	600	3
State Street	07/02/24	USD	444	NZD	725	(2)
State Street	07/02/24	EUR	1,034	USD	1,122	13
State Street	07/02/24	EUR	116	USD	124	—
State Street	07/02/24	ZAR	1,880	USD	102	(1)
State Street	07/02/24	SEK	2,390	USD	229	3
State Street	07/02/24	MXN	3,990	USD	223	5
State Street	07/02/24	MXN	1,860	USD	99	(3)
State Street	07/02/24	JPY	63,100	USD	402	10
State Street	08/02/24	AUD	65	USD	43	—
State Street	08/02/24	USD	65	MXN	1,200	—
State Street	08/02/24	USD	170	AUD	255	—
TD Bank	07/17/24	GBP	5,800	USD	7,389	57
TD Securities	07/02/24	USD	42	EUR	39	—
TD Securities	07/02/24	EUR	78	USD	85	1
TD Securities	07/02/24	USD	84	CAD	115	—
TD Securities	07/02/24	USD	84	CAD	115	—
TD Securities	07/02/24	USD	391	MXN	6,600	(30)
TD Securities	07/02/24	USD	2,062	GBP	1,619	(15)
TD Securities	07/02/24	GBP	5,766	USD	7,336	47
TD Securities	07/17/24	CAD	330	USD	240	(1)
TD Securities	07/17/24	CHF	1,606	USD	1,799	7
TD Securities	08/02/24	EUR	39	USD	42	—
TD Securities	08/02/24	USD	588	AUD	884	3
TD Securities	08/02/24	USD	1,505	CAD	2,060	2
TD Securities	08/02/24	AUD	4,181	USD	2,781	(13)
UBS	07/02/24	USD	17	CZK	380	—
UBS	07/02/24	USD	30	HUF	10,700	(1)
UBS	07/02/24	CAD	60	USD	44	—
UBS	07/02/24	USD	85	SEK	880	(2)
UBS	07/02/24	USD	117	THB	4,280	—
UBS	07/02/24	RON	163	USD	36	1
UBS	07/02/24	AUD	215	USD	143	(1)
UBS	07/02/24	USD	300	MXN	5,127	(19)
UBS	07/02/24	PLN	300	USD	76	1
UBS	07/02/24	USD	167	CAD	230	1
UBS	07/02/24	USD	268	CAD	365	(1)
UBS	07/02/24	USD	502	NZD	816	(5)
UBS	07/02/24	USD	506	EUR	465	(8)
UBS	07/02/24	USD	1,063	CHF	959	4
UBS	07/02/24	CHF	1,435	USD	1,591	(6)
UBS	07/02/24	SGD	1,512	USD	1,121	6
UBS	07/02/24	THB	1,550	USD	42	—
UBS	07/02/24	NZD	2,990	USD	1,841	19
UBS	07/02/24	DKK	3,371	USD	492	8
UBS	07/02/24	MXN	51,517	USD	3,059	241
UBS	07/02/24	CNY	228,180	USD	31,465	61

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

International Fixed Income Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
UBS	07/17/24	USD	371	ZAR	6,828	$2
UBS	07/17/24	USD	443	CLP	418,558	—
UBS	07/17/24	EUR	1,460	CHF	1,405	1
UBS	07/17/24	CLP	378,113	USD	409	8
UBS	07/17/24	COP	1,542,028	USD	391	20
UBS	08/02/24	USD	33	CZK	770	—
UBS	08/02/24	CAD	115	USD	84	—
UBS	08/02/24	RON	163	USD	35	—
UBS	08/02/24	USD	170	BRL	923	(4)
UBS	08/02/24	USD	274	MXN	5,014	(1)
UBS	08/02/24	USD	168	GBP	133	—
UBS	08/02/24	USD	446	GBP	351	(2)
UBS	08/02/24	USD	661	NOK	6,975	(5)
UBS	08/02/24	PLN	1,648	USD	412	2
UBS	08/02/24	CHF	1,651	USD	1,848	3
UBS	08/02/24	ZAR	5,260	USD	289	2
UBS	08/02/24	GBP	5,303	USD	6,732	29
UBS	08/02/24	GBP	562	USD	710	—
UBS	08/02/24	SEK	7,707	USD	738	9
UBS	08/02/24	NOK	9,213	USD	873	6
UBS	08/02/24	MXN	74,525	USD	4,073	17
UBS	08/02/24	CNY	193,915	USD	26,632	(543)
UBS	05/12/25	HKD	4,205	USD	542	—
Wells Fargo	07/17/24	USD	443	CLP	420,538	3
Wells Fargo	07/17/24	USD	937	COP	3,900,276	1
Wells Fargo	07/17/24	GBP	1,240	USD	1,572	5
Wells Fargo	07/17/24	USD	3,745	EUR	3,500	9
Wells Fargo	07/17/24	AUD	8,100	USD	5,377	(35)
Wells Fargo	07/17/24	SEK	16,200	USD	1,525	(7)
Wells Fargo	07/17/24	ZAR	36,842	USD	2,000	(15)
Wells Fargo	07/17/24	CLP	693,507	USD	749	14
Westpac Banking	07/02/24	USD	83	AUD	125	—
Westpac Banking	07/02/24	AUD	255	USD	170	—
Westpac Banking	07/02/24	NZD	270	USD	167	2
Westpac Banking	07/02/24	USD	568	NZD	925	(4)
Westpac Banking	07/02/24	GBP	1,088	USD	1,392	17
						$4,827

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

International Fixed Income Fund (Concluded)

A list of the open centrally cleared swap agreements held by the Fund at June 30, 2024, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
China 7-Day Reverse Repo Rate	2.0125%	Quarterly	06/19/2029	CNY	98,000	$22	$–	$22
China 7-Day Reverse Repo Rate	2.007%	Quarterly	06/19/2029	CNY	130,000	29	–	29
China 7-Day Reverse Repo Rate	2.0088%	Quarterly	06/19/2029	CNY	3,700	2	–	2
28-DAY MXN - TIIE	9.789%	Quarterly	05/26/2027	MXN	311,500	(57)	–	(57)
3-MONTH NZD RATE	5.0497%	Quarterly	06/06/2026	NZD	20,300	17	–	17
USD-SOFR-OIS COMPOUND	4.6703%	Annually	06/06/2026	USD	3,300	4	–	4
USD-SOFR-OIS COMPOUND	4.6673%	Annually	06/07/2026	USD	3,300	3	–	3
						$20	$–	$20

Credit Default Swaps
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX IG S42 JUN-29	Buy	1.00%	Quarterly	06/20/2029	$20,500	$(423)	$(447)	$24
ITRAXX XOVER S41 JUN-29	Buy	5.00%	Quarterly	06/20/2029	2,900	(231)	(268)	37
						$(654)	$(715)	$61

Percentages are based on Net Assets of $433,349 ($ Thousands).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2024, the value of these securities amounted to $56,903 ($ Thousands), representing 13.1% of the Net Assets of the Fund.

(B)	Zero coupon security.
(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Perpetual security with no stated maturity date.
(E)	No interest rate available.
(F)	Interest rate represents the security's effective yield at the time of purchase.

See “Glossary” for abbreviations.

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Emerging Markets Debt Fund

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS — 94.4%
Albania — 0.1%
Albania Government International Bond
3.500%, 11/23/2031	EUR	800	$772

Angola — 0.7%
Angolan Government International Bond
9.375%, 05/08/2048		$2,040	1,704
8.750%, 04/14/2032		3,493	3,091
8.750%, 04/14/2032 (A)		289	256
8.250%, 05/09/2028		735	691
Republic of Angola Via Avenir Issuer II Ireland DAC
6.927%, 02/19/2027		2,126	2,048
			7,790

Argentina — 1.7%
Argentine Republic Government International Bond
4.250%, 01/09/2038 (B)		4,250	1,940
3.625%, 07/09/2035 (B)		4,414	1,848
3.625%, 07/09/2046 (B)		3,780	1,640
3.500%, 07/09/2041 (B)		6,999	2,722
2.500%, 07/09/2035 (B)		2,500	997
1.000%, 07/09/2029		980	561
0.750%, 07/09/2030 (B)		8,140	4,583
0.500%, 07/09/2029	EUR	13	8
0.125%, 07/09/2030		542	309
Provincia de Buenos Aires MTN
6.375%, 09/01/2037 (B)		$4,559	1,875
4.000%, 09/01/2037 (B)	EUR	654	210
Provincia de Cordoba
6.875%, 12/10/2025 (A)(B)		$270	249
YPF
9.500%, 01/17/2031 (A)		548	557
			17,499

Armenia — 0.1%
Republic of Armenia International Bond
3.950%, 09/26/2029		200	173
3.600%, 02/02/2031		1,502	1,221
			1,394

Australia — 0.0%
AngloGold Ashanti Holdings
3.750%, 10/01/2030		229	200

Azerbaijan — 0.7%
Republic of Azerbaijan International Bond
5.125%, 09/01/2029		250	242
3.500%, 09/01/2032		1,114	950
Southern Gas Corridor CJSC
6.875%, 03/24/2026 (A)		690	694
6.875%, 03/24/2026		3,095	3,110

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
State Oil of the Azerbaijan Republic
6.950%, 03/18/2030		$1,840	$1,878
			6,874

Bahamas — 0.3%
Bahamas Government International Bond
9.000%, 06/16/2029		1,000	950
8.950%, 10/15/2032		1,370	1,279
6.000%, 11/21/2028		1,040	909
			3,138

Bahrain — 1.0%
Bahrain Government International Bond
7.750%, 04/18/2035 (A)		838	871
6.000%, 09/19/2044		530	435
5.450%, 09/16/2032		1,177	1,082
Bahrain Government International Bond MTN
6.250%, 01/25/2051		5,500	4,566
4.250%, 01/25/2028		783	734
Bapco Energies BSCC
8.375%, 11/07/2028 (A)		560	595
8.375%, 11/07/2028		200	213
CBB International Sukuk Programme WLL
6.000%, 02/12/2031 (A)		581	587
3.875%, 05/18/2029 (A)		1,094	994
3.875%, 05/18/2029		546	496
			10,573

Barbados — 0.1%
Barbados Government International Bond
6.500%, 10/01/2029		800	760

Benin — 0.1%
Benin Government International Bond
7.960%, 02/13/2038 (A)		627	583
6.875%, 01/19/2052	EUR	458	386
4.950%, 01/22/2035		589	499
4.875%, 01/19/2032		102	91
			1,559

Bermuda — 0.1%
Bermuda Government International Bond
5.000%, 07/15/2032		$409	394
4.750%, 02/15/2029		954	922
2.375%, 08/20/2030		221	186
			1,502

Bolivia — 0.1%
Bolivian Government International Bond
4.500%, 03/20/2028		1,002	559

Brazil — 3.9%
Braskem Netherlands Finance BV
8.500%, 01/12/2031		210	215

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Brazil Minas SPE via State of Minas Gerais
5.333%, 02/15/2028		$716	$703
Brazil Notas do Tesouro Nacional, Serie B
6.000%, 05/15/2035	BRL	364	274
6.000%, 05/15/2045		103	76
6.000%, 08/15/2050		519	382
Brazil Notas do Tesouro Nacional, Serie F
10.000%, 01/01/2027		34,077	5,890
10.000%, 01/01/2029		53,097	8,867
10.000%, 01/01/2031		22,779	3,689
10.000%, 01/01/2033		43,400	6,903
Brazilian Government International Bond
7.125%, 05/13/2054		$2,146	2,074
6.250%, 03/18/2031		566	561
6.125%, 01/22/2032		4,296	4,237
6.000%, 10/20/2033		627	603
5.625%, 02/21/2047		667	553
4.750%, 01/14/2050		2,154	1,542
Centrais Eletricas Brasileiras
4.625%, 02/04/2030 (A)		226	203
CSN Resources (A)
8.875%, 12/05/2030		407	404
4.625%, 06/10/2031		416	327
MC Brazil Downstream Trading SARL
7.250%, 06/30/2031 (A)		851	754
7.250%, 06/30/2031		333	295
MV24 Capital BV
6.748%, 06/01/2034		1,182	1,130
6.748%, 06/01/2034 (A)		327	312
Samarco Mineracao SA
9.000%, 06/30/2031		412	383
Suzano Austria GmbH
5.000%, 01/15/2030		284	269
Yinson Boronia Production BV
8.947%, 07/31/2042 (A)		650	655
			41,301

Cameroon — 0.1%
Republic of Cameroon International Bond
5.950%, 07/07/2032	EUR	1,430	1,188

Cayman Islands — 0.1%
Neon Capital MTN
0.000%, 01/06/2028 (C)(D)	JPY	163,396	917

Chile — 1.8%
Alfa Desarrollo SpA
4.550%, 09/27/2051 (A)		$225	169
Antofagasta
6.250%, 05/02/2034 (A)		200	207
Banco de Credito e Inversiones
3.500%, 10/12/2027 (A)		256	242
Banco del Estado de Chile
7.950%, H15T5Y + 3.228% (A)(C)(E)		200	207

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Bonos de la Tesoreria de la Republica
3.400%, 10/01/2039 (A)	CLP	1,289,350	$1,435
1.900%, 09/01/2030		433,908	432
Bonos de la Tesoreria de la Republica en pesos
7.000%, 05/01/2034 (A)		345,000	388
6.000%, 04/01/2033 (A)		610,000	640
5.000%, 10/01/2028 (A)		1,050,000	1,076
5.000%, 03/01/2035		275,000	265
4.700%, 09/01/2030 (A)		1,305,000	1,290
4.500%, 03/01/2026		645,000	681
2.800%, 10/01/2033 (A)		365,000	295
Cencosud
4.375%, 07/17/2027 (A)		$299	287
Chile Electricity Lux MPC Sarl
6.010%, 01/20/2033 (A)		700	708
Chile Government International Bond
4.850%, 01/22/2029		3,022	2,983
3.250%, 09/21/2071		379	234
3.100%, 05/07/2041		1,176	859
Corp Nacional del Cobre de Chile
6.440%, 01/26/2036 (A)		402	415
6.300%, 09/08/2053 (A)		206	204
5.950%, 01/08/2034		2,532	2,532
5.950%, 01/08/2034 (A)		364	364
Empresa de los Ferrocarriles del Estado
3.830%, 09/14/2061		350	230
3.068%, 08/18/2050		250	151
Empresa Nacional del Petroleo
6.150%, 05/10/2033		1,050	1,050
6.150%, 05/10/2033 (A)		200	200
5.250%, 11/06/2029		549	537
4.500%, 09/14/2047		200	149
3.450%, 09/16/2031 (A)		331	282
Nacional del Cobre de Chile (A)
5.125%, 02/02/2033		282	268
3.750%, 01/15/2031		234	210
			18,990

China — 1.9%
China Government Bond
3.810%, 09/14/2050	CNY	1,900	328
3.720%, 04/12/2051		2,400	410
3.530%, 10/18/2051		6,580	1,089
3.270%, 11/19/2030		3,100	458
3.190%, 04/15/2053		4,200	662
3.120%, 10/25/2052		6,650	1,033
3.000%, 10/15/2053		21,920	3,381
2.880%, 02/25/2033		32,060	4,638
2.800%, 03/25/2030		3,100	443
2.670%, 05/25/2033		11,400	1,623
2.600%, 09/15/2030		6,000	849
2.600%, 09/01/2032		3,000	424
2.520%, 08/25/2033		1,500	211

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
2.050%, 04/15/2029	CNY	2,000	$276
China Government International Bond
1.950%, 12/03/2024		$2,531	2,497
1.250%, 10/26/2026 (A)		559	517
0.550%, 10/21/2025		626	590
Chinalco Capital Holdings
2.125%, 06/03/2026		173	163
Meituan
3.050%, 10/28/2030		204	176
Shimao Group Holdings
5.600%, 07/15/2026 (F)		1,949	91
5.200%, 01/30/2025 (F)		1,406	63
			19,922

Colombia — 5.5%
AI Candelaria Spain (A)
7.500%, 12/15/2028		289	284
5.750%, 06/15/2033		780	631
Bancolombia
8.625%, H15T5Y + 4.320%, 12/24/2034 (C)		377	385
Colombia Government International Bond
9.850% 06/28/2027	COP	5,060,000	1,177
8.750%, 11/14/2053		$1,785	1,875
8.000%, 04/20/2033		1,019	1,055
8.000%, 11/14/2035		2,911	2,993
7.500%, 02/02/2034		1,542	1,543
6.125%, 01/18/2041		2,236	1,866
5.625%, 02/26/2044		2,032	1,554
5.200%, 05/15/2049		1,427	1,003
5.000%, 06/15/2045		5,333	3,738
4.125%, 02/22/2042		2,216	1,441
Colombian TES
13.250%, 02/09/2033	COP	7,305,000	2,002
9.250%, 05/28/2042		5,541,800	1,106
7.750% 09/18/2030		8,036,600	1,718
7.500% 08/26/2026		9,577,000	2,223
7.250%, 10/18/2034		30,840,400	5,817
7.250%, 10/26/2050		11,686,700	1,822
7.000%, 03/26/2031		7,758,800	1,567
7.000%, 03/26/2031		1,211,900	246
7.000%, 06/30/2032		18,826,000	3,677
6.250%, 07/09/2036		4,494,700	746
6.000% 04/28/2028		49,459,800	10,434
5.750%, 11/03/2027		12,512,800	2,672
Ecopetrol
8.875%, 01/13/2033		$357	369
6.875%, 04/29/2030		272	261
5.875%, 11/02/2051		1,346	935
Empresas Publicas de Medellin ESP (A)
8.375%, 11/08/2027	COP	1,853,000	393
7.625% 09/10/2024		3,116,000	739
Financiera de Desarrollo Territorial Findeter
7.875%, 08/12/2024 (A)		1,127,000	270

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
7.875% 08/12/2024	COP	884,000	$211
Grupo Aval
4.375%, 02/04/2030 (A)		$600	515
PA Autopista Rio Magdalena
6.050%, 06/15/2036		2,298,921	431
			57,699

Costa Rica — 0.6%
Costa Rica Government International Bond
10.580%, 09/26/2029 (A)	CRC	81,200	187
7.300%, 11/13/2054 (A)		$2,055	2,155
7.158%, 03/12/2045		1,000	1,036
6.550%, 04/03/2034 (A)		744	765
6.550%, 04/03/2034		2,143	2,204
			6,347

Czech Republic — 2.7%
Czech Republic Government Bond
6.200%, 06/16/2031	CZK	12,770	616
5.750%, 03/29/2029		44,770	2,051
5.500%, 12/12/2028		28,090	1,272
5.000%, 09/30/2030		19,660	884
4.900%, 04/14/2034		95,670	4,319
4.500%, 11/11/2032		28,270	1,239
4.200% 12/04/2036		7,740	331
3.500%, 05/30/2035		18,690	750
3.000%, 03/03/2033		72,840	2,852
2.750%, 07/23/2029		14,800	597
2.500% 08/25/2028		100,480	4,047
2.000%, 10/13/2033		81,740	2,927
1.950%, 07/30/2037		5,510	182
1.750%, 06/23/2032		18,680	673
1.500%, 04/24/2040		6,150	179
1.200%, 03/13/2031		27,240	972
1.000%, 06/26/2026		46,200	1,862
0.950%, 05/15/2030		5,750	207
0.250%, 02/10/2027		44,470	1,725
0.050%, 11/29/2029		18,530	642
			28,327

Dominican Republic — 2.2%
Aeropuertos Dominicanos Siglo XXI SA
7.000%, 06/30/2034 (A)		562	567
Dominican Republic Central Bank Notes
13.000%, 12/05/2025 (A)	DOP	236,870	4,072
Dominican Republic International Bond
11.250%, 09/15/2035 (A)		30,550	543
10.750%, 06/01/2036 (A)		97,300	1,633
9.750%, 06/05/2026		19,150	326
7.050%, 02/03/2031 (A)		$759	779
7.050%, 02/03/2031		5,318	5,464
6.850%, 01/27/2045		2,656	2,615
6.600%, 06/01/2036 (A)		525	522
6.500%, 02/15/2048		296	280
6.400%, 06/05/2049		201	188

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.000%, 02/22/2033		$457	$442
5.875%, 01/30/2060		3,098	2,626
5.300%, 01/21/2041		2,600	2,203
4.875%, 09/23/2032		480	430
			22,690

Ecuador — 1.0%
Ecuador Government International Bond
6.000%, 07/31/2030 (A)(B)		2,028	1,282
6.000%, 07/31/2030 (B)		3,223	2,037
3.500%, 07/31/2035 (A)(B)		2,104	1,044
3.500%, 07/31/2035 (B)		7,302	3,623
2.500%, 07/31/2040 (B)		1,421	645
2.500%, 07/31/2040 (A)(B)		1,165	529
0.000%, 07/31/2030 (G)		1,030	491
0.000%, 07/31/2030 (A)(G)		690	328
			9,979

Egypt — 2.0%
Egypt Government Bond
14.664%, 10/06/2030	EGP	4,750	67
Egypt Government International Bond
8.875%, 05/29/2050		$4,370	3,322
8.700%, 03/01/2049		4,700	3,532
8.700%, 03/01/2049 (A)		389	292
8.500%, 01/31/2047		3,865	2,863
7.625%, 05/29/2032		1,283	1,046
Egypt Government International Bond MTN
7.300%, 09/30/2033		2,936	2,316
6.375%, 04/11/2031	EUR	2,120	1,803
5.625%, 04/16/2030		432	371
Egypt Treasury Bills
0.000%, 09/10/2024 (H)	EGP	12,225	243
0.000%, 12/10/2024 (H)		31,725	593
0.000%, 12/31/2024 (H)		6,275	116
0.000%, 03/04/2025 (H)		96,800	1,717
0.000%, 03/18/2025 (H)		182,500	3,207
			21,488

El Salvador — 0.5%
El Salvador Government International Bond
9.500%, 07/15/2052		$4,101	3,210
9.250%, 04/17/2030 (A)		468	416
8.250%, 04/10/2032		627	493
7.650%, 06/15/2035		819	592
7.125%, 01/20/2050		1,182	754
0.250%, 04/17/2030 (A)		295	9
			5,474

Ethiopia — 0.1%
Ethiopia International Bond
6.625%, 12/11/2024		1,380	995
6.625%, 12/11/2024 (A)		393	283
			1,278

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Gabon — 0.1%
Gabon Government International Bond
7.000%, 11/24/2031		$1,250	$938
7.000%, 11/24/2031 (A)		200	150
6.950%, 06/16/2025		200	183
			1,271

Ghana — 1.1%
Ghana Government International Bond
10.750%, 10/14/2030 (A)		1,055	714
10.750%, 10/14/2030		3,904	2,641
8.950%, 03/26/2051		2,095	1,071
8.875%, 05/07/2042		1,691	862
8.750%, 03/11/2061		693	355
8.627%, 06/16/2049		789	395
8.625%, 04/07/2034		3,500	1,781
7.875%, 02/11/2035		1,101	562
7.750%, 04/07/2029		450	229
7.625%, 05/16/2029		1,289	651
6.375%, 02/11/2027		1,191	601
Republic of Ghana Government Bonds
10.000%, 02/02/2038	GHS	518	11
9.850%, 02/03/2037		514	11
9.700%, 02/05/2036		514	11
9.550%, 02/06/2035		513	12
9.400%, 02/07/2034		513	12
9.250%, 02/08/2033		2,207	52
9.100%, 02/10/2032		2,205	55
8.950%, 02/11/2031		7,350	193
8.800%, 02/12/2030		10,163	289
8.650%, 02/13/2029		14,426	452
8.500%, 02/15/2028		3,802	135
8.350%, 02/16/2027		7,701	315
			11,410

Guatemala — 0.6%
CT Trust
5.125%, 02/03/2032 (A)		$214	189
Guatemala Government Bond
6.600%, 06/13/2036 (A)		955	961
6.600%, 06/13/2036		1,991	2,003
6.125%, 06/01/2050		2,015	1,829
5.250%, 08/10/2029		230	221
4.875%, 02/13/2028		865	831
3.700%, 10/07/2033		200	163
			6,197

Honduras — 0.1%
Honduras Government International Bond
6.250%, 01/19/2027		326	308
5.625%, 06/24/2030		1,131	963
			1,271

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Hong Kong — 0.0%
NWD MTN
4.125%, 07/18/2029		$355	$275

Hungary — 3.3%
Hungary Government Bond
9.500%, 10/21/2026	HUF	823,270	2,365
6.750% 10/22/2028		2,810,230	7,637
5.500% 06/24/2025		313,990	844
4.750%, 11/24/2032		2,150,700	5,081
4.500%, 03/23/2028		1,012,810	2,556
4.500%, 05/27/2032		164,700	385
3.250%, 10/22/2031		243,940	532
3.000%, 10/27/2027		196,970	477
3.000%, 08/21/2030		316,990	703
3.000%, 10/27/2038		707,840	1,263
3.000%, 04/25/2041		349,900	591
2.250%, 04/20/2033		432,020	828
2.000%, 05/23/2029		737,340	1,619
Hungary Government International Bond
6.125%, 05/22/2028 (A)		$840	856
6.125%, 05/22/2028		1,894	1,928
5.500%, 03/26/2036 (A)		2,638	2,534
3.125%, 09/21/2051		3,852	2,435
3.125%, 09/21/2051 (A)		299	189
2.125%, 09/22/2031 (A)		1,475	1,167
Magyar Export-Import Bank Zrt
6.000%, 05/16/2029	EUR	279	314
			34,304

India — 0.8%
Adani Green Energy UP
6.700%, 03/12/2042		700	652
6.700%, 03/12/2042 (A)		$300	277
Adani Renewable Energy RJ MTN
4.625%, 10/15/2039		647	519
Export-Import Bank of India
5.500%, 01/18/2033		621	626
Export-Import Bank of India MTN
3.250%, 01/15/2030		660	595
2.250%, 01/13/2031		615	510
Greenko Power II
4.300%, 12/13/2028		434	395
India Government Bond
7.300%, 06/19/2053	INR	46,200	568
7.260%, 08/22/2032		20	–
7.180%, 08/14/2033		218,000	2,628
Power Finance MTN
3.950%, 04/23/2030 (A)		$361	332
Reliance Industries
2.875%, 01/12/2032 (A)		550	466
Vedanta Resources Finance II
13.875%, 12/09/2028		386	372
			7,940

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Indonesia — 5.9%
Indonesia Asahan Aluminium (A)
5.800%, 05/15/2050		$1,165	$1,071
4.750%, 05/15/2025		240	238
Indonesia Government International Bond
5.650%, 01/11/2053		1,925	1,954
4.850%, 01/11/2033		1,100	1,075
4.650%, 09/20/2032		464	447
4.550%, 01/11/2028		1,995	1,953
4.400%, 03/10/2029		544	527
3.550%, 03/31/2032		2,333	2,091
2.850%, 02/14/2030		1,818	1,611
1.400%, 10/30/2031	EUR	841	760
1.300%, 03/23/2034		229	192
1.100%, 03/12/2033		170	145
Indonesia Government International Bond MTN
3.750%, 06/14/2028		487	521
Indonesia Treasury Bond
9.000% 03/15/2029	IDR	31,550,000	2,081
8.750% 05/15/2031		13,902,000	926
8.375% 03/15/2034		19,797,000	1,318
8.375%, 04/15/2039		37,880,000	2,577
8.250%, 05/15/2029		40,785,000	2,615
8.250% 06/15/2032		11,041,000	722
8.250% 05/15/2036		36,075,000	2,402
7.500%, 08/15/2032		19,236,000	1,199
7.500%, 06/15/2035		4,762,000	300
7.500%, 05/15/2038		4,149,000	261
7.500%, 04/15/2040		17,705,000	1,118
7.125%, 06/15/2038		93,234,000	5,690
7.125%, 06/15/2042		9,150,000	557
7.125%, 06/15/2043		15,504,000	946
7.000%, 09/15/2030		44,363,000	2,706
7.000%, 02/15/2033		61,719,000	3,745
6.875%, 04/15/2029		39,310,000	2,392
6.875%, 08/15/2051		15,247,000	897
6.625%, 02/15/2034		68,139,000	4,031
6.500%, 06/15/2025		8,211,000	501
6.500%, 02/15/2031		48,565,000	2,870
6.375%, 08/15/2028		57,033,000	3,424
6.375%, 04/15/2032		19,766,000	1,160
6.375%, 07/15/2037		1,500,000	86
5.125%, 04/15/2027		18,428,000	1,080
Medco Bell Pte
6.375%, 01/30/2027 (A)		$259	254
Minejesa Capital BV
5.625%, 08/10/2037 (A)		995	897
5.625%, 08/10/2037		500	450
Perusahaan Perseroan Persero Perusahaan Listrik Negara
1.875%, 11/05/2031 (A)	EUR	891	794
1.875%, 11/05/2031		250	223

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Perusahaan Perseroan Persero Perusahaan Listrik Negara MTN
6.150%, 05/21/2048		$740	$729
6.150%, 05/21/2048 (A)		657	648
4.375%, 02/05/2050 (A)		265	204
			62,388

Iraq — 0.1%
Iraq International Bond
5.800%, 01/15/2028		1,268	1,183

Israel — 0.2%
Israel Electric
8.100%, 12/15/2096		1,400	1,591
Israel Government International Bond
4.500%, 04/03/2120		759	530
Leviathan Bond
6.750%, 06/30/2030 (A)		394	351
			2,472

Ivory Coast — 0.8%
Ivory Coast Government International Bond
8.250%, 01/30/2037 (A)		1,400	1,356
6.875%, 10/17/2040	EUR	3,789	3,391
6.625%, 03/22/2048		627	523
6.625%, 03/22/2048		1,879	1,567
5.250%, 03/22/2030		753	733
4.875%, 01/30/2032		370	332
			7,902

Jamaica — 0.3%
Jamaica Government International Bond
9.625%, 11/03/2030	JMD	400,000	2,712
TransJamaican Highway Ltd
5.750%, 10/10/2036		584	515
			3,227

Jordan — 0.4%
Jordan Government International Bond
7.500%, 01/13/2029 (A)		$1,221	1,195
7.500%, 01/13/2029		355	347
7.375%, 10/10/2047		3,050	2,592
			4,134

Kazakhstan — 0.6%
Development Bank of Kazakhstan JSC
5.500%, 04/15/2027 (A)		398	396
Kazakhstan Government International Bond
4.875%, 10/14/2044		475	461
KazMunayGas National JSC
6.375%, 10/24/2048 (A)		1,220	1,145
6.375%, 10/24/2048		700	657
5.750%, 04/19/2047 (A)		1,802	1,572
5.750%, 04/19/2047		63	55
5.375%, 04/24/2030 (A)		400	389

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
KazMunayGas National JSC MTN
5.375%, 04/24/2030		$200	$195
QazaqGaz NC JSC
4.375%, 09/26/2027		726	680
Tengizchevroil Finance International
3.250%, 08/15/2030 (A)		450	371
			5,921

Kenya — 0.4%
Kenya Government International Bond
8.250%, 02/28/2048		2,501	1,935
Republic of Kenya Government International Bond
9.750%, 02/16/2031 (A)		1,484	1,423
Republic of Kenya Infrastructure Bond
18.461%, 08/09/2032	KES	49,600	399
			3,757

Kuwait — 0.0%
NBK Tier 1 Financing 2
4.500%, CMTUSD6Y + 2.832% (A)(C)(E)		$513	496

Latvia — 0.1%
Latvia Government International Bond MTN
5.125%, 07/30/2034 (A)		906	893

Lebanon — 0.2%
Lebanon Government International Bond
8.250%, 05/17/2034 (F)		4,412	297
Lebanon Government International Bond MTN
8.250%, 12/31/2023		4,494	312
7.000%, 03/20/2028		2,048	141
6.850%, 05/25/2029 (F)		387	27
6.650%, 11/03/2028		2,667	181
6.650%, 02/26/2030 (F)		1,870	127
6.600%, 11/27/2026 (F)		1,613	111
6.400%, 05/26/2023		2,649	185
6.375%, 12/31/2023 (F)		4,989	343
6.150%, 12/31/2023		2,616	178
6.100%, 10/04/2022 (F)		6,316	442
6.100%, 10/04/2022		569	40
5.800%, 04/14/2023 (F)		2,787	192
			2,576

Macedonia — 0.1%
North Macedonia Government International Bond
1.625%, 03/10/2028	EUR	1,250	1,165

Malaysia — 5.1%
Khazanah Global Sukuk MTN
4.687%, 06/01/2028		$549	540
Malaysia Government Bond
5.248% 09/15/2028	MYR	3,617	815

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
4.935% 09/30/2043	MYR	1,700	$397
4.893%, 06/08/2038		17,208	3,990
4.762%, 04/07/2037		1,000	228
4.696%, 10/15/2042		12,655	2,881
4.642%, 11/07/2033		8,672	1,946
4.504%, 04/30/2029		4,500	989
4.498% 04/15/2030		9,992	2,198
4.457%, 03/31/2053		4,233	930
4.254%, 05/31/2035		6,084	1,323
4.065%, 06/15/2050		10,317	2,131
4.054%, 04/18/2039		802	171
3.955% 09/15/2025		15,763	3,367
3.906%, 07/15/2026		5,280	1,129
3.900%, 11/30/2026		3,285	704
3.899%, 11/16/2027		5,323	1,140
3.885%, 08/15/2029		12,349	2,644
3.882%, 03/14/2025		15,963	3,398
3.828%, 07/05/2034		32,619	6,887
3.757%, 05/22/2040		12,310	2,516
3.733%, 06/15/2028		13,035	2,774
3.582%, 07/15/2032		9,154	1,904
3.519%, 04/20/2028		3,800	803
3.502% 05/31/2027		6,746	1,428
2.632%, 04/15/2031		11,788	2,323
Malaysia Government Investment Issue
4.369%, 10/31/2028		1,200	261
4.119%, 11/30/2034		1,248	270
Petronas Capital MTN
3.500%, 04/21/2030		$550	505
3.404%, 04/28/2061		1,519	1,017
2.480%, 01/28/2032		2,612	2,175
			53,784

ME — 0.0%
Montenegro Government International Bond
7.250%, 03/12/2031 (A)		500	501

Mexico — 7.7%
America Movil
7.125%, 12/09/2024	MXN	18,110	969
Cemex (E)
9.125%, H15T5Y + 5.157% (A)(C)		$326	348
9.125%, H15T5Y + 5.157% (C)		250	267
5.125%, H15T5Y + 4.534% (A)(C)		200	192
Comision Federal de Electricidad
7.350%, 11/25/2025	MXN	39,785	2,059
6.264%, 02/15/2052 (A)		$263	225
4.688%, 05/15/2029 (A)		638	597
3.875%, 07/26/2033		300	240
3.348%, 02/09/2031 (A)		391	323
Mexican Bonos
8.500%, 03/01/2029	MXN	7,368	379
8.000%, 05/24/2035		10,700	509

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
8.000%, 11/07/2047	MXN	63,268	$2,830
8.000%, 07/31/2053		36,316	1,609
7.750% 11/13/2042		86,018	3,798
7.500% 06/03/2027		155,796	7,934
7.500%, 05/26/2033		21,744	1,022
7.000%, 09/03/2026		5,728	292
5.750%, 03/05/2026		85,653	4,334
5.500%, 03/04/2027		24,750	1,204
Mexican Bonos, Ser M20
10.000% 12/05/2024		12,378	673
8.500% 05/31/2029		107,206	5,526
7.750% 05/29/2031		253,174	12,355
Mexican Bonos, Ser M30
8.500% 11/18/2038		122,615	5,943
Mexico City Airport Trust
5.500%, 07/31/2047 (A)		$505	418
Mexico Government International Bond
6.000%, 05/07/2036		537	523
5.000%, 05/07/2029		1,556	1,519
2.659%, 05/24/2031		1,499	1,230
Mexico Government International Bond MTN
5.750%, 10/12/2110		2,016	1,662
5.625%, 03/19/2114	GBP	5,000	4,672
Minera Mexico
4.500%, 01/26/2050 (A)		$418	323
Petroleos Mexicanos
7.690%, 01/23/2050		6,747	4,878
6.950%, 01/28/2060		308	204
6.625%, 06/15/2035		1,550	1,178
6.375%, 01/23/2045		601	389
6.350%, 02/12/2048		678	433
6.350%, 02/12/2048 (A)		130	83
5.950%, 01/28/2031		470	379
Petroleos Mexicanos MTN
6.750%, 09/21/2047		7,246	4,766
Poinsettia Finance
6.625%, 06/17/2031		3,459	2,976
United Mexican States
4.600%, 01/23/2046		1,499	1,154
			80,415

Mongolia — 0.3%
Development Bank of Mongolia LLC
11.000%, 03/07/2026		700	713
Mongolia Government International Bond
8.650%, 01/19/2028 (A)		1,499	1,561
8.650%, 01/19/2028		208	217
7.875%, 06/05/2029 (A)		331	338
			2,829

Morocco — 0.4%
Morocco Government International Bond
6.500%, 09/08/2033 (A)		740	762

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.500%, 09/08/2033		$200	$206
3.000%, 12/15/2032		315	253
OCP SA (A)
7.500%, 05/02/2054		1,454	1,484
5.125%, 06/23/2051		1,611	1,210
			3,915

Mozambique — 0.1%
Mozambique International Bond
9.000%, 09/15/2031 (A)(B)		1,073	888
9.000%, 09/15/2031 (B)		200	165
			1,053

Nigeria — 1.1%
Nigeria Government International Bond
9.248%, 01/21/2049		571	500
8.747%, 01/21/2031		856	791
7.875%, 02/16/2032		923	797
7.696%, 02/23/2038		827	641
Nigeria Government International Bond MTN
8.375%, 03/24/2029		346	324
8.250%, 09/28/2051		1,990	1,522
7.375%, 09/28/2033		4,113	3,358
6.500%, 11/28/2027 (A)		287	266
Nigeria OMO Bill
0.000%, 05/20/2025 (H)	NGN	3,859,032	2,060
Nigeria Treasury Bill
0.000%, 03/06/2025 (H)		291,180	165
0.000%, 03/27/2025 (H)		1,750,135	977
			11,401

Oman — 1.2%
EDO Sukuk
5.662%, 07/03/2031		978	979
Oman Government International Bond
7.000%, 01/25/2051		$455	478
6.750%, 10/28/2027		4,592	4,736
6.750%, 01/17/2048		5,114	5,205
6.500%, 03/08/2047 (A)		611	610
6.500%, 03/08/2047		281	280
			12,288

Pakistan — 0.2%
Pakistan Global Sukuk Programme
7.950%, 01/31/2029		400	356
Pakistan Government International Bond MTN
8.875%, 04/08/2051		2,403	1,840
7.375%, 04/08/2031		216	173
			2,369

Panama — 1.3%
Aeropuerto Internacional de Tocumen
5.125%, 08/11/2061 (A)		311	228

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Banco Nacional de Panama
2.500%, 08/11/2030 (A)		$228	$176
Empresa de Transmision Electrica
5.125%, 05/02/2049 (A)		635	458
Panama Bonos del Tesoro
3.362%, 06/30/2031		2,200	1,755
Panama Government International Bond
9.375%, 04/01/2029		350	389
8.125%, 04/28/2034		478	511
8.000%, 03/01/2038		750	790
7.500%, 03/01/2031		213	223
6.875%, 01/31/2036		224	218
6.853%, 03/28/2054		317	290
6.700%, 01/26/2036		150	145
6.400%, 02/14/2035		1,741	1,648
4.500%, 04/16/2050		5,029	3,374
4.500%, 04/01/2056		2,392	1,545
4.500%, 01/19/2063		1,077	687
2.252%, 09/29/2032		1,676	1,203
Telecomunicaciones Digitales
4.500%, 01/30/2030 (A)		208	185
			13,825

Papua New Guinea — 0.1%
Papua New Guinea Government International Bond
8.375%, 10/04/2028		282	269
8.375%, 10/04/2028 (A)		275	263
			532

Paraguay — 0.6%
Paraguay Government International Bond
7.900%, 02/09/2031 (A)	PYG	15,101,000	2,073
7.900%, 02/09/2031		11,374,000	1,561
5.850%, 08/21/2033 (A)		$1,366	1,357
5.600%, 03/13/2048		413	371
5.400%, 03/30/2050		571	498
4.950%, 04/28/2031		200	191
			6,051

Peru — 3.8%
Atlantica Transmision Sur
6.875%, 04/30/2043 (A)		250	260
Kallpa Generacion
4.125%, 08/16/2027 (A)		723	690
Peru Government Bond
7.600%, 08/12/2039 (A)	PEN	8,414	2,218
7.300%, 08/12/2033 (A)		6,449	1,726
5.350%, 08/12/2040		2,134	450
Peruvian Government International Bond
8.200%, 08/12/2026		15	4
7.600%, 08/12/2039 (A)		1,000	264
6.950%, 08/12/2031 (A)		2,524	676
6.950%, 08/12/2031		10,784	2,886
6.900%, 08/12/2037		1,171	293

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
6.900%, 08/12/2037	PEN	5,604	$1,402
6.900%, 08/12/2037		2,005	502
6.850%, 02/12/2042		613	152
6.350%, 08/12/2028		7,451	1,994
6.150%, 08/12/2032		12,287	3,088
5.940%, 02/12/2029		9,481	2,482
5.940%, 02/12/2029		9,078	2,376
5.400%, 08/12/2034		23,688	5,441
5.400%, 08/12/2034		1,243	286
3.600%, 01/15/2072		$1,200	768
2.783%, 01/23/2031		3,554	3,051
1.950%, 11/17/2036	EUR	1,550	1,275
1.250%, 03/11/2033		518	437
Petroleos del Peru
5.625%, 06/19/2047 (A)		$917	582
5.625%, 06/19/2047		7,887	5,009
4.750%, 06/19/2032 (A)		613	457
Pluspetrol Camisea SA
6.240%, 07/03/2036		970	968
			39,737

Philippines — 1.3%
Philippine Government Bond
6.750%, 09/15/2032	PHP	47,710	821
6.625%, 08/17/2033		21,990	375
6.250%, 01/25/2034		294,920	4,898
6.250%, 02/28/2044		22,180	362
Philippine Government International Bond
5.500%, 01/17/2048		$400	405
5.170%, 10/13/2027		2,270	2,272
2.950%, 05/05/2045		824	571
2.650%, 12/10/2045		1,148	753
1.950%, 01/06/2032		3,600	2,881
1.750%, 04/28/2041	EUR	302	229
1.648%, 06/10/2031		$573	455
			14,022

Poland — 3.2%
Bank Gospodarstwa Krajowego
6.250%, 10/31/2028		200	207
Bank Gospodarstwa Krajowego MTN
5.375%, 05/22/2033		209	207
5.125%, 02/22/2033	EUR	805	931
Republic of Poland Government Bond
7.500%, 07/25/2028	PLN	21,037	5,622
6.000%, 10/25/2033		8,205	2,091
4.750%, 07/25/2029		7,226	1,728
3.750%, 05/25/2027		11,212	2,676
2.750%, 04/25/2028		156	35
2.750%, 10/25/2029		2,643	577
2.500% 07/25/2026		6,663	1,575
2.500%, 07/25/2027		3,919	900
1.750%, 04/25/2032		20,880	3,949
1.250%, 10/25/2030		5,061	978

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Republic of Poland Government International Bond
5.500%, 04/04/2053		$334	$327
5.500%, 03/18/2054		3,726	3,615
5.125%, 09/18/2034		6,264	6,163
4.875%, 10/04/2033		921	898
4.625%, 03/18/2029		844	834
4.125%, 01/11/2044	EUR	223	237
			33,550

Qatar — 0.7%
Qatar Government International Bond
4.817%, 03/14/2049		$1,337	1,250
4.500%, 04/23/2028		2,847	2,814
Qatar Government International Bond MTN (A)
4.750%, 05/29/2034		1,370	1,373
4.625%, 05/29/2029		1,178	1,175
QatarEnergy (A)
3.300%, 07/12/2051		234	164
3.125%, 07/12/2041		292	217
			6,993

Romania — 2.3%
Romania Government Bond
8.750%, 10/30/2028	RON	2,015	469
8.250%, 09/29/2032		8,440	1,968
8.000%, 04/29/2030		3,085	703
7.900%, 02/24/2038		615	143
7.350%, 04/28/2031		1,155	256
6.700%, 02/25/2032		9,220	1,967
4.750%, 10/11/2034		1,265	230
3.250%, 06/24/2026		3,585	732
2.500%, 10/25/2027		2,450	469
Romanian Government International Bond
7.125%, 01/17/2033 (A)		$1,218	1,283
7.125%, 01/17/2033		192	202
6.375%, 01/30/2034 (A)		3,126	3,147
5.875%, 01/30/2029 (A)		890	884
5.000%, 02/12/2029	RON	1,645	332
4.000%, 02/14/2051		$1,382	952
Romanian Government International Bond MTN
7.625%, 01/17/2053		2,700	2,914
6.375%, 09/18/2033	EUR	665	741
5.625%, 02/22/2036 (A)		1,000	1,045
5.625%, 02/22/2036		653	682
3.875%, 10/29/2035		580	524
3.750%, 02/07/2034		3,544	3,257
2.124%, 07/16/2031		158	136
2.000%, 01/28/2032		640	535
2.000%, 04/14/2033		1,385	1,113
			24,684

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Russia — 0.2%
Russian Foreign Bond - Eurobond
7.500% 03/31/2030		$–	$–
Serbia International Bond
6.000%, 06/12/2034		1,595	1,570
Vnesheconombank Via VEB Finance
6.800%, 11/22/2025		580	32
6.800%, 11/22/2025 (A)		150	8
			1,610

Rwanda — 0.0%
Rwanda Government International Bond
5.500%, 08/09/2031		200	160

Saudi Arabia — 1.4%
Acwa Power Management And Investments One
5.950%, 12/15/2039		2,241	2,157
Saudi Government International Bond MTN
5.750%, 01/16/2054		2,838	2,759
5.000%, 01/18/2053		2,900	2,556
4.750%, 01/16/2030 (A)		5,223	5,112
4.625%, 10/04/2047 (A)		1,883	1,607
2.250%, 02/02/2033		1,138	909
			15,100

Senegal — 0.2%
Senegal Government International Bond
6.750%, 03/13/2048		1,417	1,024
5.375%, 06/08/2037	EUR	580	451
4.750%, 03/13/2028		100	99
			1,574

Serbia — 0.3%
Serbia International Bond
2.125%, 12/01/2030		$729	581
1.650%, 03/03/2033	EUR	522	418
1.500%, 06/26/2029		403	367
Serbia International Bond MTN
2.050%, 09/23/2036		1,109	841
Serbia Treasury Bonds
5.875%, 02/08/2028	RSD	43,860	419
4.500%, 01/11/2026		15,250	139
4.500%, 08/20/2032		10,270	87
			2,852

South Africa — 7.1%
Bidvest Group UK PLC
3.625%, 09/23/2026 (A)		$344	320
Eskom Holdings SOC
4.314%, 07/23/2027		777	720
Eskom Holdings SOC MTN
8.450%, 08/10/2028 (A)		977	982
7.500%, 09/15/2033	ZAR	35,000	1,406
Republic of South Africa
10.500% 12/21/2026		9,301	528

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
9.000%, 01/31/2040	ZAR	181,336	$7,823
8.875% 02/28/2035		104,064	4,800
8.750% 01/31/2044		263,883	10,784
8.750% 02/28/2048		173,075	7,015
8.500% 01/31/2037		211,577	9,099
8.250% 03/31/2032		43,964	2,098
8.000% 01/31/2030		170,650	8,563
7.000% 02/28/2031		89,335	4,100
6.500% 02/28/2041		69,324	2,318
6.250% 03/31/2036		95,337	3,475
5.750%, 09/30/2049		$7,966	6,005
5.650%, 09/27/2047		386	291
4.850%, 09/27/2027		420	403
Republic of South Africa Government International Bond
7.300%, 04/20/2052		1,933	1,747
5.875%, 04/20/2032		1,129	1,047
Sasol Financing USA
8.750%, 05/03/2029 (A)		295	300
6.500%, 09/27/2028		360	343
4.375%, 09/18/2026		351	330
Transnet SOC
8.250%, 02/06/2028 (A)		517	514
			75,011

South Korea — 0.0%
Export-Import Bank of Korea MTN
7.250%, 12/07/2024	IDR	700,000	43
LG Energy Solution
5.375%, 07/02/2029		352	349
			392

Sri Lanka — 1.0%
Sri Lanka Government Bonds
11.500%, 12/15/2028	LKR	125,000	405
Sri Lanka Government International Bond
7.850%, 03/14/2029		$1,298	766
7.550%, 03/28/2030		834	480
6.850%, 03/14/2024		512	295
6.850%, 11/03/2025		2,009	1,181
6.825%, 07/18/2026 (A)		909	536
6.825%, 07/18/2026		500	295
6.750%, 04/18/2028 (A)		4,098	2,399
6.750%, 04/18/2028		4,048	2,370
6.200%, 05/11/2027		1,574	920
5.750%, 04/18/2023		418	238
Sri Lanka Treasury Bills
0.000%, 09/20/2024 (H)	LKR	125,000	400
			10,285

Supra-National — 1.0%
Africa Finance
2.875%, 04/28/2028 (A)		$1,506	1,329
African Export-Import Bank
3.798%, 05/17/2031 (A)		200	171

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
African Export-Import Bank MTN
3.994%, 09/21/2029 (A)		$363	$325
Asian Development Bank MTN
13.000%, 03/07/2025	COP	1,989,000	484
12.750%, 03/03/2025		3,183,000	776
11.200%, 01/31/2025		1,764,000	423
0.000%, 04/20/2043 (G)	MXN	7,000	64
Asian Infrastructure Investment Bank MTN
0.000%, 02/08/2038 (G)		15,200	215
Banque Ouest Africaine de Developpement
5.000%, 07/27/2027 (A)		$865	825
4.700%, 10/22/2031		280	245
4.700%, 10/22/2031 (A)		233	203
International Bank for Reconstruction & Development MTN
6.750%, 07/13/2029	INR	182,600	2,157
6.500%, 04/17/2030		90,700	1,057
International Finance Corp MTN
0.000%, 08/16/2028 (G)	COP	16,480,000	2,671
			10,945

Suriname — 0.1%
Suriname Government International Bond
7.950%, 07/15/2033 (A)		$1,402	1,304

Tajikistan — 0.0%
Republic of Tajikistan International Bond
7.125%, 09/14/2027		300	285

Thailand — 2.0%
Thailand Government Bond
3.450%, 06/17/2043	THB	67,148	1,876
3.400% 06/17/2036		46,308	1,327
3.390%, 06/17/2037		26,014	746
3.350%, 06/17/2033		79,763	2,284
3.300%, 06/17/2038		74,684	2,117
2.800%, 06/17/2034		6,493	178
2.750%, 06/17/2052		1,861	44
2.650%, 06/17/2028		340,699	9,348
2.000%, 06/17/2042		65,820	1,508
1.250% 03/12/2028		56,563	1,684
			21,112

Trinidad & Tobago — 0.3%
Telecommunications Services of Trinidad & Tobago
8.875%, 10/18/2029		700	693
Trinidad & Tobago Government International Bond
6.400%, 06/26/2034		1,219	1,212
5.950%, 01/14/2031 (A)		$765	756
			2,661

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Tunisia — 0.1%
Tunisian Republic
6.375%, 07/15/2026 (A)	EUR	600	$554
6.375%, 07/15/2026		599	553
5.750%, 01/30/2025		$309	294
			1,401

Turkey — 2.7%
Akbank TAS
7.498%, 01/20/2030		285	284
Hazine Mustesarligi Varlik Kiralama
8.509%, 01/14/2029 (A)		3,793	4,008
Istanbul Metropolitan Municipality
10.500%, 12/06/2028 (A)		600	644
10.500%, 12/06/2028		221	237
TC Ziraat Bankasi AS
8.994%, H15T5Y + 4.327%, 08/02/2034 (A)(C)		291	294
Turkiye Government Bond
31.080%, 11/08/2028	TRY	60,860	1,909
26.200%, 10/05/2033		170,925	5,109
17.800%, 07/13/2033		9,295	205
17.300%, 07/19/2028		48,408	1,110
12.600%, 10/01/2025		31,244	717
1.500%, 06/18/2025		12,424	1,743
Turkiye Government International Bond
9.375%, 03/14/2029		$558	606
9.125%, 07/13/2030		1,159	1,262
7.625%, 05/15/2034		3,276	3,296
5.875%, 05/21/2030	EUR	662	710
5.750%, 05/11/2047		$6,985	5,353
4.875%, 04/16/2043		520	368
Turkiye Ihracat Kredi Bankasi (A)
9.375%, 01/31/2026		367	379
7.500%, 02/06/2028		246	246
Turkiye Vakiflar Bankasi TAO
9.000%, 10/12/2028 (A)		368	383
			28,863

Uganda — 0.3%
Republic of Uganda Government Bonds
16.000%, 05/14/2037	UGX	1,405,200	364
15.000%, 05/20/2032		6,102,400	1,565
14.250%, 06/22/2034		3,800,000	919
			2,848

Ukraine — 0.7%
NAK Naftogaz Ukraine via Kondor Finance
7.125%, 07/19/2026	EUR	437	367
NPC Ukrenergo
6.875%, 11/09/2026 (A)		$731	268
State Agency of Roads of Ukraine
6.250%, 06/24/2030 (A)		363	100
Ukraine Government Bond
15.840%, 02/26/2025	UAH	66,553	1,266

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Ukraine Government International Bond
9.750%, 11/01/2028		$497	$158
8.994%, 02/01/2026		1,705	551
7.750%, 09/01/2025 (A)		2,445	750
7.750%, 09/01/2026 (A)		2,720	833
7.750%, 09/01/2028		2,383	730
7.750%, 08/01/2041 (C)		990	487
7.750%, 08/01/2041 (A)(C)		800	394
7.375%, 09/25/2034		2,010	574
7.253%, 03/15/2035		1,048	300
6.876%, 05/21/2029 (A)		281	80
6.876%, 05/21/2031		1,560	445
6.750%, 06/20/2028	EUR	838	255
			7,558

United Arab Emirates — 1.3%
Abu Dhabi Crude Oil Pipeline
4.600%, 11/02/2047		$1,010	904
4.600%, 11/02/2047 (A)		558	500
Abu Dhabi Developmental Holding Co PJSC
5.375%, 05/08/2029 (A)		1,143	1,161
Abu Dhabi Government International Bond
5.500%, 04/30/2054 (A)		1,575	1,599
5.000%, 04/30/2034 (A)		1,660	1,678
3.125%, 09/30/2049		1,049	732
Abu Dhabi Government International Bond MTN
3.000%, 09/15/2051 (A)		519	348
1.700%, 03/02/2031		3,633	2,997
Emirate of Dubai Government International Bonds MTN
3.900%, 09/09/2050		490	360
Finance Department Government of Sharjah MTN
4.000%, 07/28/2050 (A)		1,904	1,237
4.000%, 07/28/2050		800	522
Galaxy Pipeline Assets Bidco (A)
2.940%, 09/30/2040		352	281
2.625%, 03/31/2036		370	301
UAE Government International Bond
4.857%, 07/02/2034		1,153	1,150
			13,770

United States — 0.4%
Dominican Republic International Bond
13.625%, 02/03/2033 (A)	DOP	8,000	159
Israel Government International Bond
5.750%, 03/12/2054		$1,675	1,506
5.500%, 03/12/2034		641	608
JPMorgan Chase Bank MTN
7.000%, 09/18/2030 (A)(C)	IDR	32,433,000	1,978
Sagicor Financial
5.300%, 05/13/2028		$320	304
			4,555

Description	Face Amount (Thousands)		Market Value ($ Thousands)
GLOBAL BONDS (continued)
Uruguay — 1.1%
Uruguay Government International Bond
9.750%, 07/20/2033	UYU	213,780	$5,410
8.500%, 03/15/2028		11,398	281
5.750%, 10/28/2034		$3,631	3,780
5.100%, 06/18/2050		201	189
4.375%, 01/23/2031		465	451
3.400%, 05/16/2045	UYU	51,468	1,303
			11,414

Uzbekistan — 0.4%
Uzauto Motors AJ
4.850%, 05/04/2026		$1,319	1,229
4.850%, 05/04/2026 (A)		1,310	1,220
Uzbekistan Government International Bond
6.900%, 02/28/2032 (A)		786	765
Uzbekneftegaz JSC
4.750%, 11/16/2028		900	755
4.750%, 11/16/2028 (A)		592	498
			4,467

Venezuela — 0.8%
Petroleos de Venezuela
9.750%, 05/17/2035		2,300	320
9.000%, 11/17/2021		4,300	542
6.000%, 05/16/2024 (F)		7,785	934
6.000%, 05/16/2024 (F)		4,996	599
6.000%, 11/15/2026 (F)		13,728	1,634
5.500%, 04/12/2037 (F)		1,740	202
5.375%, 04/12/2027 (F)		1,563	183
5.375%, 04/12/2027 (F)		63	7
Republic of Venezuela
11.950%, 08/05/2031		6,700	1,213
Venezuela Government International Bond
9.250%, 05/07/2028 (F)		2,759	455
9.000%, 05/07/2024		3,800	608
8.250%, 10/13/2024 (F)		3,304	512
7.750%, 10/13/2019		6,276	909
			8,118

Vietnam — 0.1%
Mong Duong Finance Holdings BV
5.125%, 05/07/2029 (A)		991	941

Zambia — 1.0%
Zambia Government Bond
13.000%, 08/29/2026	ZMW	1,375	52
13.000%, 12/18/2027		5,630	190
13.000%, 01/25/2031		39,594	1,094
12.000%, 02/21/2029		5,000	149
11.000%, 01/25/2026		18,620	710
11.000%, 06/28/2026		78,885	2,919
11.000%, 08/21/2028		10,000	298
Zambia Government International Bond
8.970%, 07/30/2027		$2,811	2,134

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Emerging Markets Debt Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS (continued)
8.500%, 06/30/2024	$560	$428
5.750%, 06/30/2033	394	345
5.375%, 09/20/2023 (A)	369	252
5.375%, 09/20/2024	2,337	1,595
0.500%, 12/31/2053	302	147
		10,313

Total Global Bonds
(Cost $1,046,892) ($ Thousands)		992,490

U.S. TREASURY OBLIGATIONS — 1.2%
U.S. Treasury Note
5.550%, USBMMY3M + 0.245%, 01/31/2026 (C)	2,580	2,584
5.455%, USBMMY3M + 0.150%, 04/30/2026 (C)	3,000	3,000
3.125%, 08/31/2029	6,900	6,508

Total U.S. Treasury Obligations
(Cost $11,999) ($ Thousands)		12,092

LOAN PARTICIPATION — 0.1%
Russia — 0.1%
SRBIJA
9.551%, 06/10/2028	1,000	1,071

Total Loan Participation
(Cost $1,081) ($ Thousands)		1,071

Total Investments in Securities — 95.7%
(Cost $1,059,972) ($ Thousands)		$1,005,653

A list of the open futures contracts held by the Fund at June 30, 2024, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
Korea 3-Year Bond	108	Sep-2024	$8,251	$8,254	$19
U.S. 2-Year Treasury Note	38	Sep-2024	7,737	7,760	23
U.S. 5-Year Treasury Note	178	Sep-2024	18,833	18,971	138
U.S. 10-Year Treasury Note	44	Sep-2024	4,791	4,839	48
U.S. Long Treasury Bond	41	Sep-2024	4,787	4,851	64
U.S. Ultra Long Treasury Bond	2	Sep-2024	250	251	1
			44,649	44,926	293
Short Contracts
Euro-Bobl	(21)	Sep-2024	$(2,638)	$(2,621)	$(20)
Euro-Bund 10-Year Bond	(84)	Sep-2024	(11,906)	(11,849)	(111)
Euro-Buxl	(19)	Sep-2024	(2,661)	(2,652)	(29)
			(17,205)	(17,122)	(160)
			$27,444	$27,804	$133

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Emerging Markets Debt Fund (Continued)

A list of the open forward foreign currency contracts held by the Fund at June 30, 2024, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Bank of America	09/30/24	ZAR	4,100	USD	224	$—
Barclays PLC	07/03/24	EUR	3,787	USD	4,127	68
Barclays PLC	07/12/24	PEN	1,718	USD	449	1
Barclays PLC	07/16/24	USD	1,312	TRY	47,000	98
Barclays PLC	09/18/24	USD	1,688	MXN	31,566	17
Barclays PLC	09/18/24	USD	1,844	TRY	73,910	228
Barclays PLC	09/18/24	THB	35,700	USD	975	(4)
Barclays PLC	09/18/24	IDR	8,000,000	USD	488	(1)
Barclays PLC	09/19/24	CNY	3,450	USD	475	(8)
Barclays PLC	09/19/24	USD	6,482	CNY	46,743	67
Barclays PLC	10/08/24	CNY	10,997	USD	1,518	(23)
Barclays PLC	12/18/24	USD	2,140	TRY	85,440	45
Barclays PLC	03/19/25	USD	2,733	TRY	133,680	392
Barclays PLC	05/07/25	USD	599	TRY	27,185	13
BNP Paribas	07/03/24	CZK	35,497	EUR	1,434	18
BNP Paribas	07/08/24	EUR	2,510	HUF	999,395	21
BNP Paribas	07/08/24	EUR	1,442	HUF	561,535	(22)
BNP Paribas	07/18/24	USD	790	THB	28,509	(12)
BNP Paribas	07/18/24	RON	1,804	EUR	361	(1)
BNP Paribas	07/18/24	THB	33,393	USD	923	11
BNP Paribas	07/19/24	USD	778	CNY	5,609	2
BNP Paribas	07/19/24	USD	6,257	MXN	116,840	116
BNP Paribas	07/19/24	MXN	16,445	USD	903	6
BNP Paribas	08/02/24	COP	990,114	USD	246	8
BNP Paribas	08/22/24	ZAR	5,730	USD	313	—
BNP Paribas	08/23/24	USD	3,904	BRL	20,193	(289)
BNP Paribas	09/05/24	BRL	7,616	USD	1,438	77
BNP Paribas	09/09/24	EUR	1,083	HUF	425,879	(11)
BNP Paribas	09/09/24	HUF	999,395	EUR	2,497	(23)
BNP Paribas	09/18/24	USD	2,182	THB	79,169	(10)
BNP Paribas	09/18/24	PLN	3,137	EUR	727	2
BNP Paribas	09/18/24	USD	3,513	MYR	16,492	(4)
BNP Paribas	09/18/24	EUR	3,736	PLN	16,246	20
BNP Paribas	09/18/24	THB	18,531	USD	506	(2)
BNP Paribas	09/18/24	INR	328,452	USD	3,922	(9)
BNP Paribas	09/18/24	IDR	29,451,949	USD	1,811	13
BNP Paribas	09/19/24	CNY	5,467	USD	753	(13)
BNP Paribas	10/01/24	TWD	25,070	USD	773	(3)
BNP Paribas	01/09/25	TRY	12,523	USD	294	(19)
Citigroup	07/03/24	EUR	1,849	USD	1,988	6
Citigroup	07/03/24	USD	2,083	EUR	1,925	(20)
Citigroup	07/08/24	EUR	726	HUF	279,857	(19)
Citigroup	07/08/24	HUF	563,323	EUR	1,441	16
Citigroup	07/12/24	USD	1,057	CLP	978,482	(20)
Citigroup	07/12/24	PEN	4,555	USD	1,237	48
Citigroup	07/18/24	RON	2,871	EUR	574	(2)
Citigroup	07/19/24	USD	776	MXN	14,220	(1)

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	07/25/24	USD	982	INR	82,103	$2
Citigroup	07/26/24	USD	1,071	NGN	1,331,399	(187)
Citigroup	07/26/24	NGN	1,340,526	USD	1,110	220
Citigroup	07/30/24	USD	1,525	INR	127,042	(2)
Citigroup	08/02/24	USD	1,159	COP	4,752,534	(18)
Citigroup	08/02/24	KES	194,189	USD	1,454	(47)
Citigroup	08/02/24	COP	25,643,202	USD	6,406	247
Citigroup	08/05/24	USD	702	EUR	655	1
Citigroup	08/08/24	USD	1,127	INR	94,362	4
Citigroup	08/22/24	ZAR	4,620	USD	254	2
Citigroup	08/23/24	USD	416	BRL	2,152	(30)
Citigroup	09/04/24	BRL	10,670	USD	1,908	—
Citigroup	09/05/24	USD	239	BRL	1,266	(13)
Citigroup	09/05/24	BRL	12,208	USD	2,244	61
Citigroup	09/05/24	BRL	4,918	USD	879	—
Citigroup	09/09/24	EUR	719	HUF	282,897	(7)
Citigroup	09/18/24	USD	732	THB	26,753	2
Citigroup	09/18/24	USD	1,374	INR	114,830	—
Citigroup	09/18/24	USD	1,506	EUR	1,395	(5)
Citigroup	09/18/24	USD	1,889	ZAR	34,560	(7)
Citigroup	09/18/24	EGP	3,400	USD	68	(1)
Citigroup	09/18/24	USD	3,778	IDR	61,374,234	(30)
Citigroup	09/18/24	USD	4,200	MXN	72,990	(257)
Citigroup	09/18/24	CZK	5,399	EUR	215	—
Citigroup	09/18/24	MXN	7,910	USD	422	(5)
Citigroup	09/18/24	ZMW	15,900	USD	578	(69)
Citigroup	09/18/24	USD	18,913	PLN	76,540	114
Citigroup	09/18/24	CZK	123,920	USD	5,350	35
Citigroup	09/18/24	ZAR	257,150	USD	13,676	(325)
Citigroup	09/18/24	PHP	265,850	USD	4,515	(33)
Citigroup	09/18/24	HUF	1,787,253	USD	4,857	16
Citigroup	09/18/24	COP	5,828,263	USD	1,429	39
Citigroup	09/18/24	UGX	10,979,274	USD	2,838	(97)
Citigroup	09/19/24	CNY	2,010	USD	278	(4)
Citigroup	09/19/24	KRW	265,822	USD	195	1
Citigroup	09/23/24	USD	5,664	CLP	5,226,429	(128)
Citigroup	11/20/24	USD	883	NGN	1,474,867	64
Citigroup	11/20/24	USD	213	NGN	278,400	(34)
Citigroup	11/20/24	NGN	551,315	USD	347	(7)
Citigroup	01/02/25	CNY	10,815	USD	1,518	(1)
Citigroup	01/22/25	USD	1,052	EGP	51,823	(59)
Citigroup	01/22/25	EGP	19,081	USD	334	(31)
Citigroup	02/13/25	USD	524	NGN	907,460	43
Citigroup	02/13/25	USD	213	NGN	285,565	(35)
Citigroup	02/13/25	NGN	1,200,000	USD	708	(41)
Citigroup	03/27/25	NGN	245,000	USD	150	(1)
Citigroup	05/20/25	USD	374	NGN	620,957	2
Goldman Sachs	07/12/24	USD	1,033	INR	86,178	1
Goldman Sachs	07/12/24	PEN	2,899	USD	759	2
Goldman Sachs	07/19/24	CNY	11,287	USD	1,561	(8)

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Goldman Sachs	08/02/24	USD	336	TRY	12,000	$18
Goldman Sachs	08/22/24	ZAR	16,395	USD	876	(18)
Goldman Sachs	09/04/24	THB	28,894	USD	790	(2)
Goldman Sachs	09/04/24	USD	29,967	BRL	156,091	(2,060)
Goldman Sachs	09/05/24	USD	2,009	BRL	10,434	(144)
Goldman Sachs	09/18/24	USD	240	HUF	88,430	—
Goldman Sachs	09/18/24	USD	2,643	ZAR	49,590	57
Goldman Sachs	09/18/24	PEN	3,916	USD	1,036	13
Goldman Sachs	09/18/24	USD	2,314	THB	84,556	6
Goldman Sachs	09/18/24	USD	5,132	THB	186,414	(18)
Goldman Sachs	09/18/24	USD	7,824	RON	36,260	(17)
Goldman Sachs	09/18/24	MXN	17,630	USD	964	11
Goldman Sachs	09/18/24	INR	41,879	USD	501	(1)
Goldman Sachs	09/18/24	THB	28,587	USD	786	2
Goldman Sachs	09/18/24	THB	55,245	USD	1,514	(2)
Goldman Sachs	09/18/24	CZK	325,980	USD	14,231	249
Goldman Sachs	12/18/24	USD	1,002	TRY	39,910	19
Goldman Sachs	01/09/25	USD	754	TRY	31,627	37
Goldman Sachs	01/22/25	EGP	32,742	USD	643	16
Goldman Sachs	03/24/25	USD	875	TRY	40,895	76
Goldman Sachs	03/24/25	TRY	11,018	USD	244	(13)
Goldman Sachs	05/07/25	USD	599	TRY	27,185	13
Goldman Sachs	05/27/25	USD	828	TRY	37,803	10
Goldman Sachs	06/18/25	USD	1,518	TRY	69,840	5
JPMorgan Chase Bank	07/03/24	EUR	212	USD	230	3
JPMorgan Chase Bank	07/03/24	USD	2,467	EUR	2,279	(25)
JPMorgan Chase Bank	07/03/24	CLP	1,434,139	USD	1,565	45
JPMorgan Chase Bank	07/05/24	USD	1,555	KRW	2,139,852	—
JPMorgan Chase Bank	07/05/24	USD	5,598	IDR	91,671,894	1
JPMorgan Chase Bank	07/05/24	IDR	91,671,894	USD	5,702	103
JPMorgan Chase Bank	07/08/24	HUF	1,277,465	EUR	3,272	42
JPMorgan Chase Bank	07/10/24	HKD	66,700	USD	8,539	(7)
JPMorgan Chase Bank	07/12/24	USD	150	CLP	142,268	—
JPMorgan Chase Bank	07/12/24	USD	635	INR	53,165	3
JPMorgan Chase Bank	07/12/24	CLP	1,426,357	USD	1,504	(7)
JPMorgan Chase Bank	07/15/24	USD	277	HUF	102,788	2
JPMorgan Chase Bank	07/15/24	USD	47	HUF	17,110	(1)
JPMorgan Chase Bank	07/15/24	USD	403	ZAR	7,767	21
JPMorgan Chase Bank	07/15/24	USD	2,500	PHP	141,388	(84)
JPMorgan Chase Bank	07/15/24	HUF	181,134	USD	499	8
JPMorgan Chase Bank	07/15/24	HUF	59,023	USD	158	(2)
JPMorgan Chase Bank	07/15/24	ZAR	358,815	USD	19,109	(524)
JPMorgan Chase Bank	07/15/24	COP	13,283,228	USD	3,383	184
JPMorgan Chase Bank	07/17/24	PEN	4,972	USD	1,319	21
JPMorgan Chase Bank	07/18/24	EUR	3,056	RON	15,259	9
JPMorgan Chase Bank	07/18/24	RON	6,726	EUR	1,345	(6)
JPMorgan Chase Bank	07/19/24	IDR	33,272,865	USD	2,039	6
JPMorgan Chase Bank	07/22/24	USD	1,613	IDR	26,311,965	(5)
JPMorgan Chase Bank	07/29/24	USD	3,049	COP	12,504,402	(44)
JPMorgan Chase Bank	07/29/24	COP	2,821,842	USD	672	(6)

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	08/02/24	USD	696	COP	2,920,958	$5
JPMorgan Chase Bank	08/02/24	USD	230	COP	912,917	(11)
JPMorgan Chase Bank	08/02/24	COP	2,874,463	USD	725	35
JPMorgan Chase Bank	08/05/24	USD	756	EUR	705	1
JPMorgan Chase Bank	08/05/24	EUR	2,145	USD	2,298	(5)
JPMorgan Chase Bank	08/05/24	USD	2,170	PHP	125,982	(14)
JPMorgan Chase Bank	08/05/24	IDR	91,671,894	USD	5,593	(11)
JPMorgan Chase Bank	08/12/24	USD	156	MXN	2,665	(11)
JPMorgan Chase Bank	08/12/24	USD	1,717	PLN	6,964	16
JPMorgan Chase Bank	08/12/24	ZAR	1,819	USD	99	(1)
JPMorgan Chase Bank	08/12/24	USD	1,889	RON	8,793	4
JPMorgan Chase Bank	08/12/24	RON	8,792	USD	1,899	6
JPMorgan Chase Bank	08/12/24	USD	18,077	ZAR	339,831	479
JPMorgan Chase Bank	08/12/24	MXN	231,299	USD	13,442	873
JPMorgan Chase Bank	08/19/24	USD	797	PHP	45,790	(14)
JPMorgan Chase Bank	08/19/24	BRL	1,926	USD	370	25
JPMorgan Chase Bank	08/19/24	PHP	1,969	USD	34	—
JPMorgan Chase Bank	08/19/24	USD	6,207	BRL	32,424	(400)
JPMorgan Chase Bank	08/19/24	USD	8,887	KRW	12,085,424	(94)
JPMorgan Chase Bank	08/19/24	KRW	67,533	USD	50	1
JPMorgan Chase Bank	08/19/24	CLP	235,908	USD	254	4
JPMorgan Chase Bank	08/21/24	USD	2,159	HUF	778,892	(48)
JPMorgan Chase Bank	08/21/24	HUF	24,292	USD	68	2
JPMorgan Chase Bank	08/22/24	USD	1,199	ZAR	22,067	4
JPMorgan Chase Bank	08/22/24	ZAR	47,446	USD	2,523	(66)
JPMorgan Chase Bank	09/03/24	USD	596	PHP	34,648	(3)
JPMorgan Chase Bank	09/03/24	USD	6,341	CNY	45,663	56
JPMorgan Chase Bank	09/04/24	USD	11,244	BRL	58,560	(774)
JPMorgan Chase Bank	09/04/24	BRL	20,960	USD	3,852	105
JPMorgan Chase Bank	09/05/24	USD	420	BRL	2,225	(22)
JPMorgan Chase Bank	09/05/24	BRL	5,373	USD	986	25
JPMorgan Chase Bank	09/09/24	EUR	1,314	HUF	522,882	3
JPMorgan Chase Bank	09/09/24	USD	3,006	HUF	1,085,996	(64)
JPMorgan Chase Bank	09/09/24	USD	5,362	THB	196,686	31
JPMorgan Chase Bank	09/09/24	CNY	16,061	USD	2,230	(20)
JPMorgan Chase Bank	09/09/24	BRL	64,396	USD	12,169	662
JPMorgan Chase Bank	09/09/24	KRW	238,962	USD	174	—
JPMorgan Chase Bank	09/09/24	KRW	379,811	USD	275	(2)
JPMorgan Chase Bank	09/09/24	CLP	954,980	USD	1,036	25
JPMorgan Chase Bank	09/09/24	CLP	194,504	USD	204	(3)
JPMorgan Chase Bank	09/18/24	SGD	600	USD	444	—
JPMorgan Chase Bank	09/18/24	EUR	719	PLN	3,128	4
JPMorgan Chase Bank	09/18/24	USD	926	THB	33,914	4
JPMorgan Chase Bank	09/18/24	EUR	1,749	CZK	43,268	(26)
JPMorgan Chase Bank	09/18/24	PLN	7,245	EUR	1,662	(13)
JPMorgan Chase Bank	09/18/24	PHP	22,836	USD	387	(3)
JPMorgan Chase Bank	10/01/24	TWD	24,753	USD	763	(3)
JPMorgan Chase Bank	12/18/24	USD	873	GHS	13,873	(40)
JPMorgan Chase Bank	02/10/25	USD	707	NGN	1,074,072	(35)
JPMorgan Chase Bank	02/10/25	NGN	266,933	USD	207	41

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
JPMorgan Chase Bank	03/19/25	USD	1,730	PKR	576,145	$234
JPMorgan Chase Bank	05/20/25	USD	302	NGN	490,083	(5)
Merrill Lynch	08/02/24	USD	1,443	KES	225,900	303
Merrill Lynch	09/18/24	USD	11,146	SGD	15,010	(25)
Merrill Lynch	09/18/24	COP	13,993,297	USD	3,306	(32)
Merrill Lynch	05/07/25	USD	1,820	PKR	576,145	121
Midland Walwyn Capital Inc.	07/11/24	THB	35,232	USD	966	6
Midland Walwyn Capital Inc.	07/18/24	RON	925	EUR	185	(1)
Midland Walwyn Capital Inc.	09/04/24	THB	28,553	USD	780	(2)
Midland Walwyn Capital Inc.	09/18/24	USD	606	MYR	2,847	(1)
Morgan Stanley	07/16/24	GBP	4,000	USD	4,985	(72)
Morgan Stanley	07/24/24	EUR	8,550	USD	9,180	7
Morgan Stanley	07/24/24	JPY	85,000	USD	557	26
Morgan Stanley	08/22/24	USD	565	ZAR	10,306	(3)
Morgan Stanley	08/23/24	COP	180,000	USD	46	3
Morgan Stanley	09/19/24	USD	269	CNY	1,926	1
Morgan Stanley	09/30/24	USD	659	ZAR	12,100	(1)
Morgan Stanley	09/30/24	ZAR	14,660	USD	798	1
SCB Securities	07/11/24	USD	781	THB	28,531	(2)
SCB Securities	07/12/24	INR	65,375	USD	782	(2)
SCB Securities	07/19/24	USD	1,567	CNY	11,259	(2)
SCB Securities	07/19/24	THB	57,624	USD	1,570	(3)
SCB Securities	07/25/24	INR	65,157	USD	779	(2)
SCB Securities	08/08/24	INR	65,359	USD	781	(3)
SCB Securities	09/04/24	THB	26,720	USD	730	(2)
SCB Securities	09/18/24	USD	1,964	THB	71,252	(9)
SCB Securities	09/18/24	INR	17,891	USD	214	—
SCB Securities	09/18/24	INR	39,572	USD	473	(1)
SCB Securities	09/18/24	PHP	99,365	USD	1,686	(13)
SCB Securities	09/19/24	USD	596	CNY	4,276	4
Standard Bank	07/02/24	EUR	25,497	USD	27,646	320
Standard Bank	08/02/24	USD	4,111	KES	680,570	1,149
Standard Bank	08/02/24	KES	712,281	USD	4,995	(510)
Standard Bank	08/22/24	USD	835	ZAR	15,309	—
Standard Bank	09/18/24	USD	907	GHS	13,873	(36)
Standard Bank	09/18/24	USD	1,187	MXN	21,960	—
Standard Bank	09/18/24	PLN	1,230	USD	306	—
Standard Bank	09/18/24	USD	2,369	INR	197,910	—
Standard Bank	09/18/24	USD	1,819	THB	66,310	—
Standard Bank	09/18/24	USD	763	THB	27,784	(1)
Standard Bank	09/18/24	EUR	2,824	USD	3,034	(4)
Standard Bank	09/18/24	USD	3,962	MYR	18,590	(6)
Standard Bank	09/18/24	USD	4,064	COP	17,106,070	17
Standard Bank	09/18/24	USD	6,678	TWD	214,160	(57)
Standard Bank	09/18/24	USD	7,477	IDR	122,232,893	(13)
Standard Bank	09/18/24	CZK	8,050	USD	348	3
Standard Bank	09/18/24	ZMW	10,600	USD	386	(46)
Standard Bank	09/18/24	ZAR	12,740	USD	704	10
Standard Bank	09/18/24	PEN	70,317	USD	18,608	245
Standard Bank	09/18/24	HUF	190,000	USD	514	—

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Emerging Markets Debt Fund (Continued)

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Standard Bank	09/18/24	THB	195,590	USD	5,407	$41
Standard Bank	09/18/24	THB	90,935	USD	2,487	(7)
Standard Bank	09/18/24	PHP	316,230	USD	5,391	(19)
Standard Bank	09/18/24	UGX	3,690,206	USD	957	(29)
Standard Bank	09/18/24	COP	19,045,881	USD	4,697	154
Standard Bank	09/19/24	USD	1,707	CNY	12,314	18
Standard Bank	09/23/24	USD	1,149	CLP	1,043,731	(44)
Standard Bank	11/20/24	NGN	302,439	USD	195	1
Standard Bank	11/20/24	NGN	899,514	USD	566	(12)
Standard Bank	02/13/25	USD	2,046	NGN	3,283,100	4
State Street	07/02/24	EUR	1,109	USD	1,207	18
State Street	08/02/24	COP	6,458,951	USD	1,547	(4)
						$590

A list of open OTC swap agreements held by the Fund at June 30, 2024, are as follows:

Credit Default Swaps
Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Morgan Stanley	COLOMBIA	Buy	1.00%	Quarterly	06/20/2026	$4,300	$(13)	$(16)	$3
Morgan Stanley	MEXICO	Buy	1.00%	Quarterly	06/20/2029	4,800	21	(9)	30
Morgan Stanley	MORD	Buy	1.00%	Quarterly	12/20/2025	5,000	21	44	(23)
Morgan Stanley	MSCI	Buy	1.00%	Quarterly	12/20/2028	1,700	314	569	(255)
Morgan Stanley	SOUTH AFRICA	Buy	1.00%	Quarterly	06/20/2026	3,300	(7)	17	(24)
							$336	$605	$(269)

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	7-DAY CNY - CHINA FIXING REPO RATES	2.0847% FIXED	Quarterly	07/04/2025	CNY	64,346	$(70)	$–	$(70)
Goldman Sachs	4.99% FIXED	1-DAY CLP - CLICP	Semi-Annually	05/23/2026	CLP	8,832,000	68	–	68
ABSA Bank	4.91% FIXED	1-DAY CLP - CLICP	Semi-Annually	06/10/2026	CLP	7,726,809	63	–	63
ABSA Bank	5.02% FIXED	1-DAY CLP - CLICP	Semi-Annually	06/11/2026	CLP	2,575,260	15	–	15
JPMorgan Chase	28-DAY MXN - TIIE	6.13%	Monthly	06/18/2026	MXN	40,000	(164)	–	(164)
Citigroup	1-DAY BRL - CETIP	9.875% FIXED	Annually	01/04/2027	BRL	16,453	(34)	–	(34)
Citigroup	1-DAY BRL - CETIP	9.945% FIXED	Annually	01/04/2027	BRL	22,629	(32)	–	(32)
Citigroup	7-DAY CNY - CHINA FIXING REPO RATES	2.4016% FIXED	Quarterly	07/04/2028	CNY	9,902	15	–	15
Citigroup	1-DAY BRL - CETIP	10.2125%	Annually	01/02/2029	BRL	12,220	(104)	–	(104)
Citigroup	1-DAY BRL - CETIP	10.30% FIXED	Annually	01/02/2029	BRL	12,767	(94)	–	(94)
Citigroup	7-DAY CNY - CHINA FIXING REPO RATES	2.09% FIXED	Quarterly	02/27/2029	CNY	44,270	51	–	51
ABSA Bank	COLOMBIA OVERNIGHT INTERBANK REFERENCE RATE	8% FIXED	Quarterly	06/14/2029	COP	18,235,000	(34)	–	(34)
Citigroup	4.905% FIXED	1-DAY CLP - CLICP	Semi-Annually	06/14/2029	CLP	9,480,000	168	–	168
							$(152)	$–	$(152)

A list of open centrally cleared swap agreements held by the Fund at June 30, 2024, are as follows:

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Emerging Markets Debt Fund (Continued)

Credit Default Swaps
Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
CDX.EM.41.V1	Buy	1.00%	Quarterly	06/20/2029	$6,200	$198	$162	$36
CDX.EM.41.V1	Buy	1.00%	Quarterly	06/20/2029	11,669	372	363	9
						$570	$525	$45

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
1-DAY BRL - CETIP	10.588%	Annually	01/02/2026	BRL	8,774	$(20)	$–	$(20)
1-DAY BRL - CETIP	11.57% FIXED	Annually	01/02/2026	BRL	7,697	2	–	2
11.055%	1-DAY BRL - CETIP	Annually	01/02/2026	BRL	12,933	(15)	–	(15)
1-DAY BRL - CETIP	10.29%	Annually	01/02/2029	BRL	4,467	(62)	–	(62)
1-DAY BRL - CETIP	10.828%	Annually	01/04/2027	BRL	3,207	(13)	–	(13)
1-DAY BRL - CETIP	12.68% FIXED	Annually	01/04/2027	BRL	11,490	51	–	51
1-DAY BRL - CETIP	10.55%	Annually	01/04/2027	BRL	13,074	(68)	–	(68)
1-DAY BRL - CETIP	11.815%	Annually	01/04/2027	BRL	3,652	–	–	–
1-DAY BRL - CETIP	10.93%	Annually	01/04/2027	BRL	7,971	(30)	–	(30)
1-DAY BRL - CETIP	12.7575%	Annually	01/04/2027	BRL	14,990	72	–	72
10.17%	1-DAY BRL - CETIP	Annually	01/04/2027	BRL	9,344	(68)	–	(68)
9.69%	1-DAY BRL - CETIP	Annually	01/04/2027	BRL	7,086	(64)	–	(64)
1-DAY-CLP - Sinacofi Chile Interbank Rate Avg	5.36%	Semi-Annually	05/02/2027	CLP	2,647,870	5	–	5
6.12%	1-DAY CLP - CLICP	Semi-Annually	10/24/2033	CLP	917,245	(55)	–	(55)
5.265%	1-DAY CLP - CLICP	Semi-Annually	05/16/2034	CLP	1,114,863	10	–	10
28-DAY MXN - TIIE	8.04% FIXED	Monthly	01/07/2028	MXN	23,876	(67)	–	(67)
28-DAY MXN - TIIE	8.71%	Monthly	02/26/2029	MXN	10,306	(19)	–	(19)
28-DAY MXN - TIIE	6.165%	Monthly	03/05/2026	MXN	47,200	(171)	–	(171)
28-DAY MXN - TIIE	8.77%	Monthly	03/09/2029	MXN	25,348	(43)	–	(43)
28-DAY MXN - TIIE	9.685%	Monthly	05/13/2027	MXN	31,038	(10)	–	(10)
28-DAY MXN - TIIE	9.49%	Monthly	05/28/2029	MXN	14,007	(2)	–	(2)
28-DAY MXN - TIIE	10.55%	Monthly	06/15/2026	MXN	42,240	11	–	11
28-DAY MXN - TIIE	8.935%	Monthly	08/17/2028	MXN	22,189	(30)	–	(30)
28-DAY MXN - TIIE	8.905%	Monthly	08/17/2028	MXN	22,189	(31)	–	(31)
28-DAY MXN - TIIE	6.381%	Monthly	09/16/2026	MXN	26,000	(108)	–	(108)
7.64	28-DAY MXN - TIIE	Monthly	01/01/2032	MXN	23,014	121	–	121
9.77%	28-DAY MXN - TIIE	Monthly	10/08/2038	MXN	22,900	(35)	–	(35)
28-DAY MXN - TIIE	9.26%	Monthly	10/30/2028	MXN	22,560	(16)	–	(16)
28-DAY MXN - TIIE	6.205%	Monthly	12/08/2025	MXN	16,624	(53)	–	(53)
10.0455% FIXED	28-DAY MXN - TIIE	Monthly	03/20/2025	MXN	42,233	13	–	13
28-DAY MXN - TIIE	9.69% FIXED	Monthly	07/18/2025	MXN	241,000	(144)	–	(144)
8.19% FIXED	3-MONTH ZAR - JIBAR	Quarterly	11/23/2028	ZAR	114,470	(24)	–	(24)
2.33%	1-DAY CLP - CLOIS	Semi-Annually	06/05/2030	CLP	830,041	133	–	133
6-MONTH HUF - BUBOR	6.18%	Semi-Annually	03/21/2029	HUF	36,365	(1)	–	(1)
6-MONTH CZK - PRIBOR	3.495%	Semi-Annually	02/08/2029	CZK	32,449	(23)	–	(23)
6-MONTH CZK - PRIBOR	3.3175%	Semi-Annually	03/18/2029	CZK	33,192	(35)	–	(35)
6-MONTH CZK - PRIBOR	4.17%	Semi-Annually	06/24/2026	CZK	123,979	(10)	–	(10)
3.927%	6-MONTH PRIBOR	Annually	06/24/2034	CZK	22,721	(3)	–	(3)
5.15%	6-MONTH WIBOR	Annually	06/13/2029	PLN	7,746	(14)	–	(14)
6-MONTH PLN - WIBOR	5.415%	Semi-Annually	06/24/2026	PLN	21,976	2	–	2
5.2%	6-MONTH WIBOR	Annually	06/24/2034	PLN	4,200	(6)	–	(6)
4.705% FIXED	6-MONTH PLN - WIBOR	Annually	08/01/2033	PLN	11,650	78	1	77
6-MONTH PLN - WIBOR	5.262% FIXED	Semi-Annually	08/01/2025	PLN	27,500	(37)	–	(37)
5.605% FIXED	6-MONTH PLN - WIBOR	Annually	04/17/2033	PLN	3,097	(28)	–	(28)
1-DAY BRL - CETIP	11.4% FIXED	Annually	01/02/2029	BRL	24,804	(149)	(15)	(134)
6-MONTH HUF - BUBOR	5.624% FIXED	Semi-Annually	02/27/2029	HUF	542,164	(42)	–	(42)

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Emerging Markets Debt Fund (Continued)

Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
6-MONTH HUF - BUBOR	5.659% FIXED	Semi-Annually	02/26/2029	HUF	425,986	$(32)	$–	$(32)
6-MONTH HUF - BUBOR	5.659% FIXED	Semi-Annually	02/26/2029	HUF	476,850	(35)	–	(35)
6-MONTH HUF - BUBOR	5.945% FIXED	Semi-Annually	12/20/2033	HUF	701,000	(75)	–	(75)
5.56% FIXED	1-DAY-CLP - Sinacofi Chile Interbank Rate Avg	Semi-Annually	12/20/2033	CLP	2,500,000	(44)	(87)	43
7-DAY CNY - CHINA FIXING REPO RATES	1.953% FIXED	Quarterly	06/21/2029	CNY	25,050	6	–	6
3.1685% FIXED	6-MONTH EUR - EURIBOR	Annually	12/20/2033	EUR	3,700	(109)	(40)	(69)
3-MONTH ZAR - JIBAR	8.33% FIXED	Quarterly	03/06/2029	ZAR	105,000	43	–	43
3-MONTH ZAR - JIBAR	10.035% FIXED	Quarterly	03/20/2039	ZAR	50,400	84	(67)	151
1.00% FIXED	1-DAY JPY - TONA	Annually	03/20/2034	JPY	346,000	7	(21)	28
28-DAY MXN - TIIE	10.2595% FIXED	Monthly	06/29/2026	MXN	68,000	–	–	–
28-DAY MXN - TIIE	9.7429% FIXED	Monthly	02/27/2026	MXN	97,650	(57)	–	(57)
6-MONTH CZK - PRIBOR	4.7697% FIXED	Semi-Annually	10/06/2028	CZK	14,959	22	–	22
SOFR	4.00% FIXED	Annually	09/18/2034	USD	2,800	40	(21)	61
3.7% FIXED	1-DAY GBP - SONIA	Annually	03/20/2054	GBP	2,200	114	(64)	178
2.8% FIXED	3-MONTH THB - THOR	Quarterly	03/20/2034	THB	86,000	(3)	(24)	21
9.49% FIXED	28-DAY MXN - TIIE	Monthly	09/16/2033	MXN	71,881	(25)	–	(25)
6-MONTH PLN - WIBOR	5.1207% FIXED	Semi-Annually	02/01/2026	PLN	8,000	(13)	–	(13)
6-MONTH PLN - WIBOR	5.3745% FIXED	Semi-Annually	04/08/2026	PLN	12,040	(5)	–	(5)
						$(1,080)	$(338)	$(742)

Percentages are based on Net Assets of $1,051,030 ($ Thousands).
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On June 30, 2024, the value of these securities amounted to $126,783 ($ Thousands), representing 12.1% of the Net Assets of the Fund.

(B)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	No interest rate available.
(E)	Perpetual security with no stated maturity date.
(F)	Security is in default on interest payment.
(G)	Zero coupon security.
(H)	Interest rate represents the security's effective yield at the time of purchase.

SEI Institutional International Trust

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2024

Emerging Markets Debt Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the period ended June 30, 2024 ($ Thousands):

Security Description	Value 9/30/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 6/30/2024	Income	Capital Gains
SEI Liquidity Fund, LP	$14,525	$73,118	$(87,638)	$—	$(5)	$—	$86	$—

Amount designated as “-” are $0 or have been rounded to $0.

See “Glossary” for abbreviations.

SEI Institutional International Trust

Glossary (abbreviations which may be used in the preceding Scheduled of Investments):

Currency Abbreviations
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CLP — Chilean Peso
CNH — Chinese Yuan Offshore
CNY — Chinese Yuan Onshore
COP — Colombian Peso
CZK — Czech Koruna
DKK — Danish Krone
EUR — Euro
GHS — Ghanaian Cedi
HKD — Hong Kong Dollar
HUF — Hungarian Forint
IDR — Indonesian Rupiah
ILS — Israeli New Sheckels
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NGN — Nigerian Naira
NOK — Norwegian Krone
NZD — New Zealand Dollar
PEN — Peruvian Nuevo Sol
PHP— Philippine Peso
PLN — Polish Zloty
RON — Romanian Leu
RSD — Dinar
RUB — Russian Ruble
SEK — Swedish Krona
SGD — Singapore Dollar
THB — Thai Baht
TRY — Turkish Lira
TWD — Taiwan Dollar
UAH — Ukrainian Hryvnia
UGX — Ugandan Shilling
USD — U.S. Dollar
UYU — Uruguayan Peso
VND — Vietnamese Dong
ZAR — South African Rand

Portfolio Abbreviations
ACES — Alternative Credit Enhancement Structure
ADR — American Depositary Receipt
AGC — Assured Guaranty Corporation
AGM— Assured Guaranty Municipal
ARM — Adjustable Rate Mortgage
BPSW1 — GBP Swap 1 Year
BPSW5 — GBP Swap 5 Year
BROIS — Brazil Overnight Index Swap
BURBOR — Budapest Interbank Offered Rate
CETIP — Central Custody and Financial Settlement of Securities
CME — Chicago Mercantile Exchange
CDO — Collateralized Debt Obligation
CMTUSD6Y — Constant Maturity Treasury 6 Year
Cl — Class
CMO — Collateralized Mortgage Obligation
CPI — Consumer Price Index
DAC — Designated Activity Company
EUAMDBO1 — EURIBOR ICE Swap Rate 11:00am
EUAMDB05 — EURIBOR ICE Swap Rate 11:00am
ETF — Exchange-Traded Fund
EURIBOR — Euro London Interbank Offered Rate
EUR003M — EURIBOR 3 Month
EUSA1 — EUR Swap Annual 1 Year
EUSA5 — EUR Swap Annual 5 Year
EUSA6 — EUR Swap Annual 6 Year
EUSA9 — EUR Swap Annual 9 Year
EUSA12 — EUR Swap Annual 12 Year
FEDEF — U.S. Federal Funds Effective Rate
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
GUKG1 — United Kingdom Government Bonds 1 Year Note Generic Bid Yield
GUKG5 — United Kingdom Government Bonds 5 Year Note Generic Bid Yield
H15T5Y — US Treasury Curve Rate T Note Constant Maturity 5 Year
H15T7Y — US Treasury Curve Rate T Note Constant Maturity 7 Year
IO — Interest Only — face amount represents notional amount
JIBAR — Johannesburg Interbank Average Rate
JSC — Joint-Stock Company
LIBOR— London Interbank Offered Rate
LLLP — Limited Liability Limited Partnership
L.P. — Limited Partnership
MTN — Medium Term Note
MIBOR — Mumbai Interbank Offered Rate
MXN TIIE — Mexican Interbank TIIE 28-Day
NIBOR — Norwegian Interbank Offered Rate
NVDR — Non-voting Depository Receipt
OIS — Overnight Index Swap
OTC — Over The Counter
PIK — Payment-in-Kind
PO — Principal Only
PRIBOR — Prague Interbank Offered Rate
RB — Revenue Bond
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit
Ser — Series
SOFR — Secured Overnight Financing Rate

SEI Institutional International Trust

Glossary (abbreviations which may be used in the preceding Scheduled of Investments):

 (Concluded)

SOFR30A — Secured Overnight Financing Rate 30-day Average
SOFRINDX — Custom SOFR Index
SOFRRATE — U.S. SOFR
SONIA — Sterling Overnight Index Average
SONIO/N — SONIA Interest Rate Benchmark
SPDR — Standard & Poor's Depository Receipt
STACR — Structured Agency Credit Risk
TBA — To Be Announced
TSFR3M— CME Term SOFR 3 Month
TELBOR — Tel Aviv Interbank Offered Rate
US0003M — ICE LIBOR USD 3 Month
USBMMY3M — U.S. Treasury 3 Month Bill Money Market Yield
USISDA05 — USD ICE Swap 11:00 NY 5 Year
USSW5— USD Swap Semi 30/360 5 Year Currency
WIBOR— Warsaw Interbank Offered Rate

SEI Institutional International Trust